UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Advisor Funds

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, NY 10036	Denver, CO 80237
(212) 715-7515	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 104.5%
Advertising Agencies — 0.5%
Interpublic Group* (C)	409,536	$5,193

Total Advertising Agencies		5,193

Aerospace/Defense — 1.5%
Boeing (C)	157,703	14,666

Total Aerospace/Defense		14,666

Agricultural Chemicals — 0.1%
Mosaic*	48,838	1,441

Total Agricultural Chemicals		1,441

Agricultural Operations — 0.8%
Archer-Daniels-Midland (C)	207,735	8,039

Total Agricultural Operations		8,039

Airlines — 0.3%
AMR* (C)	97,277	2,538
UAL*	22,363	747

Total Airlines		3,285

Apparel Manufacturers — 0.3%
Hanesbrands* (C)	102,272	2,719

Total Apparel Manufacturers		2,719

Appliances — 0.8%
Whirlpool	74,147	7,861

Total Appliances		7,861

Auto-Cars/Light Trucks — 1.9%
Ford Motor (C)	1,092,979	8,787
General Motors (C)	312,967	9,774

Total Auto-Cars/Light Trucks		18,561

Auto/Truck Parts & Equipment-Original — 1.2%
Johnson Controls	67,463	6,903
TRW Automotive Holdings*	141,407	5,241

Total Auto/Truck Parts & Equipment-Original		12,144

Broadcast Services/Programming — 0.0%
Clear Channel Communications (C)	8,484	301

Total Broadcast Services/Programming		301

Building Products-Air & Heating — 0.2%
Lennox International	44,654	1,510

Total Building Products-Air & Heating		1,510

Cable TV — 4.1%
Cablevision Systems, Cl A* (C)	597,736	19,594
Comcast, Cl A* (C)	298,759	7,965
Directv Group* (C)	268,708	6,406
EchoStar Communications, Cl A* (C)	128,265	5,968

Total Cable TV		39,933

Description	Shares	Value (000)
Casino Hotels — 0.0%
Harrah's Entertainment (C)	2,114	$180

Total Casino Hotels		180

Cellular Telecommunications — 0.9%
US Cellular*	124,619	9,035

Total Cellular Telecommunications		9,035

Chemicals-Specialty — 0.2%
Hercules* (C)	103,324	1,947

Total Chemicals-Specialty		1,947

Commercial Services-Finance — 1.3%
Western Union	594,947	12,524

Total Commercial Services-Finance		12,524

Computer Aided Design — 0.0%
Autodesk* (C)	3,176	131

Total Computer Aided Design		131

Computer Services — 3.1%
Computer Sciences* (C)	297,642	16,531
Electronic Data Systems (C)	455,239	13,311
Unisys*	39,268	308

Total Computer Services		30,150

Computers — 7.3%
Dell* (C)	174,049	4,388
Hewlett-Packard (C)	713,518	30,067
International Business Machines (C)	364,133	37,218

Total Computers		71,673

Computers-Integrated Systems — 0.2%
NCR*	45,301	2,283

Total Computers-Integrated Systems		2,283

Consumer Products-Miscellaneous — 0.5%
Clorox (C)	68,431	4,590

Total Consumer Products-Miscellaneous		4,590

Containers-Metal/Glass — 1.5%
Crown Holdings* (C)	328,081	7,930
Owens-Illinois*	232,519	6,996

Total Containers-Metal/Glass		14,926

Cosmetics & Toiletries — 0.0%
Bare Escentuals* (C)	6,078	246

Total Cosmetics & Toiletries		246

Data Processing/Management — 0.1%
First Data (C)	22,562	731

Total Data Processing/Management		731

Distribution/Wholesale — 1.5%
Ingram Micro, Cl A* (C)	448,970	8,809
Tech Data*	155,941	5,542

Total Distribution/Wholesale		14,351

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Diversified Manufacturing Operations — 4.2%
Honeywell International (C)	348,668	$18,891
Tyco International	678,522	22,140

Total Diversified Manufacturing Operations		41,031

E-Commerce/Products — 0.5%
Amazon.com* (C)	83,006	5,091

Total E-Commerce/Products		5,091

Electric-Integrated — 2.6%
CMS Energy (C)	133,353	2,470
Northeast Utilities	14,180	456
PG&E	167,333	8,468
Public Service Enterprise Group	146,987	12,707
TXU	16,623	1,090

Total Electric-Integrated		25,191

Electronic Components-Miscellaneous — 0.0%
Solectron*	117,292	393

Total Electronic Components-Miscellaneous		393

Electronic Components-Semiconductors — 1.0%
Intel (C)	225,721	4,853
Nvidia*	47,663	1,568
Texas Instruments	84,855	2,916

Total Electronic Components-Semiconductors		9,337

Electronic Parts Distribution — 2.8%
Arrow Electronics* (C)	533,436	21,082
Avnet* (C)	152,257	6,227

Total Electronic Parts Distribution		27,309

Engineering/R&D Services — 1.0%
Fluor (C)	24,379	2,331
Jacobs Engineering Group*	110,332	5,564
KBR*	78,145	1,615
Shaw Group*	2,163	70

Total Engineering/R&D Services		9,580

Fiduciary Banks — 0.0%
Mellon Financial	7,375	317

Total Fiduciary Banks		317

Finance-Commercial — 0.0%
CIT Group (C)	211	12

Total Finance-Commercial		12

Finance-Consumer Loans — 0.1%
First Marblehead (C)	5,988	217
SLM	11,142	600

Total Finance-Consumer Loans		817

Finance-Investment Banker/Broker — 8.6%
AG Edwards (C)	50,125	3,631
Citigroup (C)	475,687	25,506
E*trade Group* (C)	54,220	1,197
JPMorgan Chase	705,003	36,731
Lehman Brothers Holdings	84,293	6,346
Merrill Lynch	27,049	2,441
Description	Shares	Value (000)
Finance-Investment Banker/Broker — continued
Morgan Stanley	97,510	$8,192

Total Finance-Investment Banker/Broker		84,044

Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae (C)	6,659	392

Total Finance-Mortgage Loan/Banker		392

Food-Meat Products — 1.1%
Tyson Foods, Cl A	495,293	10,381

Total Food-Meat Products		10,381

Food-Retail — 1.2%
Kroger	283,329	8,361
Safeway	87,906	3,191

Total Food-Retail		11,552

Food-Wholesale/Distribution — 0.2%
Sysco	54,962	1,799

Total Food-Wholesale/Distribution		1,799

Health Care Cost Containment — 2.4%
McKesson	397,712	23,397

Total Health Care Cost Containment		23,397

Hotels & Motels — 0.1%
Marriott International, Cl A	31,233	1,412

Total Hotels & Motels		1,412

Human Resources — 0.1%
Manpower	13,772	1,105

Total Human Resources		1,105

Independent Power Producer — 0.0%
Reliant Energy*	6,693	149

Total Independent Power Producer		149

Insurance Brokers — 0.3%
AON (C)	29,084	1,127
Marsh & McLennan	52,067	1,654

Total Insurance Brokers		2,781

Life/Health Insurance — 0.3%
Cigna (C)	12,281	1,911
Conseco* (C)	39,505	699

Total Life/Health Insurance		2,610

Machinery-Construction & Mining — 0.1%
Terex*	9,254	720

Total Machinery-Construction & Mining		720

Machinery-Pumps — 0.3%
Flowserve (C)	43,039	2,626

Total Machinery-Pumps		2,626

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Medical Products — 1.3%
Baxter International (C)	23,596	$1,336
Johnson & Johnson	182,449	11,717

Total Medical Products		13,053

Medical-Biomedical/Genetic — 0.1%
Genentech* (C)	9,391	751

Total Medical-Biomedical/Genetic		751

Medical-Drugs — 0.0%
Bristol-Myers Squibb (C)	800	23

Total Medical-Drugs		23

Medical-HMO — 3.2%
Health Net* (C)	173,576	9,383
Humana* (C)	3,924	248
Unitedhealth Group	233,784	12,405
WellPoint*	118,687	9,373

Total Medical-HMO		31,409

Medical-Wholesale Drug Distributors — 3.6%
AmerisourceBergen (C)	249,726	12,484
Cardinal Health (C)	332,111	23,231

Total Medical-Wholesale Drug Distributors		35,715

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold (C)	51,050	3,429

Total Metal-Diversified		3,429

Multi-Line Insurance — 6.0%
ACE (C)	136,731	8,130
American Financial Group (C)	25,607	903
American National Insurance (C)	765	100
CNA Financial (C)	46,779	2,183
Loews (C)	405,131	19,171
Metlife	436,982	28,710

Total Multi-Line Insurance		59,197

Multimedia — 0.5%
Walt Disney (C)	151,208	5,289

Total Multimedia		5,289

Non-Hazardous Waste Disposal — 0.0%
Allied Waste Industries* (C)	30,453	407

Total Non-Hazardous Waste Disposal		407

Office Automation & Equipment — 0.0%
Xerox*	16,218	300

Total Office Automation & Equipment		300

Oil & Gas Drilling — 0.1%
Pride International*	17,983	590

Total Oil & Gas Drilling		590

Oil Companies-Integrated — 11.1%
Chevron (C)	464,681	36,148
ConocoPhillips (C)	41,345	2,867
Description	Shares	Value (000)
Oil Companies-Integrated — continued
Exxon Mobil	688,038	$54,616
Hess (C)	106,453	6,041
Marathon Oil	86,063	8,740
Occidental Petroleum	13,417	680

Total Oil Companies-Integrated		109,092

Oil Refining & Marketing — 0.0%
Tesoro	402	49

Total Oil Refining & Marketing		49

Pharmacy Services — 1.2%
Medco Health Solutions*	145,960	11,388

Total Pharmacy Services		11,388

Photo Equipment & Supplies — 0.9%
Eastman Kodak (C)	348,319	8,677

Total Photo Equipment & Supplies		8,677

Printing-Commercial — 1.3%
RR Donnelley & Sons	323,172	12,992

Total Printing-Commercial		12,992

Property/Casualty Insurance — 1.0%
First American (C)	129,891	6,690
Travelers	57,289	3,099

Total Property/Casualty Insurance		9,789

Reinsurance — 0.2%
Transatlantic Holdings	22,626	1,572

Total Reinsurance		1,572

REITs-Apartments — 0.4%
AvalonBay Communities (C)	31,204	3,815

Total REITs-Apartments		3,815

REITs-Diversified — 0.3%
Rayonier	62,083	2,693

Total REITs-Diversified		2,693

REITs-Hotels — 0.3%
Host Hotels & Resorts (C)	119,193	3,056

Total REITs-Hotels		3,056

Rental Auto/Equipment — 0.1%
Hertz Global Holdings* (C)	24,681	491

Total Rental Auto/Equipment		491

Retail-Automobile — 0.3%
Autonation* (C)	25,916	529
Carmax*	7,950	198
United Auto Group	118,823	2,410

Total Retail-Automobile		3,137
Retail-Consumer Electronics — 0.4%
Best Buy (C)	83,702	3,905

Total Retail-Consumer Electronics		3,905

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Discount — 2.8%
Target	107,408	$6,377
TJX	34,211	954
Wal-mart	409,892	19,642

Total Retail-Discount		26,973

Retail-Drug Store — 0.1%
CVS (C)	23,141	839

Total Retail-Drug Store		839

Retail-Major Department Store — 0.6%
JC Penney	4,354	344
Sears Holdings*	31,182	5,953

Total Retail-Major Department Store		6,297

Retail-Office Supplies — 0.4%
Office Depot*	107,710	3,621

Total Retail-Office Supplies		3,621

Retail-Regional Department Store — 0.1%
Dillard's, Cl A (C)	41,045	1,421

Total Retail-Regional Department Store		1,421

Rubber-Tires — 0.8%
Goodyear Tire & Rubber* (C)	230,987	7,683

Total Rubber-Tires		7,683

Semiconductor Components-Integrated Circuits — 0.1%
Atmel* (C)	143,898	766

Total Semiconductor Components-Integrated Circuits		766

Semiconductor Equipment — 0.5%
Applied Materials (C)	239,074	4,595
Lam Research*	4,155	223

Total Semiconductor Equipment		4,818

Super-Regional Banks-US — 3.1%
Bank of America (C)	297,274	15,131
Capital One Financial (C)	40,014	2,972
PNC Financial Services Group	112,064	8,304
Wells Fargo	103,095	3,700

Total Super-Regional Banks-US		30,107

Telecommunications Services — 0.3%
Embarq (C)	47,106	2,828

Total Telecommunications Services		2,828

Telephone-Integrated — 2.8%
AT&T	261,196	10,114
Qwest Communications International*	674,525	5,990
Sprint Nextel	272,010	5,448
Verizon Communications	165,955	6,336

Total Telephone-Integrated		27,888

Description	Shares/Face Amount (000)	Value (000)
Tobacco — 2.4%
Loews - Carolina Group	306,910	$23,488

Total Tobacco		23,488

Transport-Services — 2.4%
FedEx (C)	194,176	20,474
Ryder System	50,779	2,673

Total Transport-Services		23,147

Web Portals/ISP — 0.3%
Google, Cl A* (C)	5,417	2,554

Total Web Portals/ISP		2,554

Total Common Stock (Cost $905,795)		1,023,715

Treasury Bill — 6.5%
United States Treasury Bill 4.960%, 07/05/07 (B)	$63,640	63,093

Total Treasury Bill (Cost $63,074)		63,093

Cash Equivalent — 4.4%
HighMark Diversified Money Market Fund Cl I, 4.86% (A)	5,159,099	5,159
Union Bank of California Money Market Fund, Cl I, 4.47% (A)	38,159,720	38,160

Total Cash Equivalent (Cost $43,319)		43,319

Warrants — 0.0%
Raytheon, Expires 6/16/11	528	9

Total Warrants (Cost $—)		9

Total Investments — 115.4% † (Cost $1,012,188)		1,130,136

Securities Sold Short — (17.3)%
Advertising Services — (0.1)%
Getty Images*	(11,377)	(592)

Total Advertising Services		(592)

Airlines — (0.8)%
Southwest Airlines	(558,663)	(8,017)

Total Airlines		(8,017)

Applications Software — (0.1)%
Red Hat*	(36,284)	(767)
Salesforce.com*	(11,428)	(480)

Total Applications Software		(1,247)

Broadcast Services/Programming — (1.6)%
Discovery, Cl A*	(547,905)	(11,917)
Liberty Media Capital, Cl A*	(24,993)	(2,823)

Total Broadcast Services/Programming		(14,740)

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Building-Residential/Commercial — (1.4)%
Beazer Homes USA	(2,381)	$(79)
MDC Holdings	(147,362)	(7,554)
Standard Pacific	(291,638)	(6,081)

Total Building-Residential/Commercial		(13,714)

Coal — (0.1)%
Foundation Coal Holdings	(25,784)	(1,016)

Total Coal		(1,016)

Commercial Banks-Eastern US — (0.0)%
Valley National Bancorp	(13,388)	(340)

Total Commercial Banks-Eastern US		(340)

Commercial Banks-Western US — (0.2)%
East West Bancorp	(40,222)	(1,603)

Total Commercial Banks-Western US		(1,603)

Computers-Memory Devices — (0.4)%
Sandisk*	(81,841)	(3,556)

Total Computers-Memory Devices		(3,556)

Consulting Services — (0.9)%
Corporate Executive Board	(145,028)	(9,230)

Total Consulting Services		(9,230)

Data Processing/Management — (1.6)%
Automatic Data Processing	(12,531)	(561)
Global Payments	(12,795)	(486)
Fair Isaac	(116,062)	(4,145)
Paychex	(286,865)	(10,643)

Total Data Processing/Management		(15,835)

Diversified Operations — (0.6)%
Leucadia National	(207,971)	(6,268)

Total Diversified Operations		(6,268)

Electronic Components-Miscellaneous — (1.5)%
Gentex	(847,992)	(15,094)

Total Electronic Components-Miscellaneous		(15,094)

Electronic Components-Semiconductors — (1.1)%
PMC-Sierra*	(255,151)	(1,972)
Rambus*	(386,719)	(7,661)
Silicon Laboratories*	(36,692)	(1,204)

Total Electronic Components-Semiconductors		(10,837)

Food-Retail — (0.1)%
Whole Foods Market	(11,708)	(548)

Total Food-Retail		(548)

Machinery-Print Trade — (0.1)%
Zebra Technology, Cl A*	(27,937)	(1,112)

Total Machinery-Print Trade		(1,112)

Medical Instruments — (0.1)%
Intuitive Surgical*	(9,182)	(1,191)

Total Medical Instruments		(1,191)

Description	Shares	Value (000)
Medical Products — (0.6)%
Cooper Companies	(117,432)	$(6,001)

Total Medical Products		(6,001)

Oil Companies-Exploration & Production — (1.3)%
Pogo Producing	(157,883)	(7,619)
Quicksilver Resource*	(110,501)	(4,626)

Total Oil Companies-Exploration & Production		(12,245)

Pipelines — (0.6)%
Spectra Energy	(233,180)	(6,086)

Total Pipelines		(6,086)

Research & Development — (0.1)%
Pharmaceutical Product Development	(36,043)	(1,300)

Total Research & Development		(1,300)

Retirement/Aged Care — (0.8)%
Brookdale Senior Living	(171,029)	(7,766)

Total Retirement/Aged Care		(7,766)

S&L/Thrifts-Eastern US — (1.7)%
Hudson City Bancorp	(1,234,901)	(16,449)

Total S&L/Thrifts-Eastern US		(16,449)

Schools — (0.3)%
Apollo Group, Cl A*	(8,922)	(422)
Career Education*	(24,232)	(716)
ITT Educational Services*	(15,196)	(1,477)

Total Schools		(2,615)

Telecommunications Equipment-Fiber Optics — (0.2)%
Ciena*	(55,187)	(1,609)

Total Telecommunications Equipment-Fiber Optics		(1,609)

Therapeutics — (0.2)%
Amylin Pharmaceticals*	(54,255)	(2,242)

Total Therapeutics		(2,242)

Transport-Marine — (0.6)%
Overseas Shipholding Group	(87,440)	(6,190)

Total Transport-Marine		(6,190)

Water — (0.2)%
Aqua America	(78,735)	(1,740)

Total Water		(1,740)

Total Securities Sold Short (Proceeds $(169,351))		(169,183)
Written Index Option Contracts — (1.2)%
Amex Airline Index May 2007 52.5 Call*	(1,300)	(72)
Amex Biotechnology Index May 2007 820 Call*	(425)	(727)
CBOE Technology Index May 2007 700 Call*	(500)	(695)

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Written Index Option Contracts — continued
Morgan Stanley Consumer Index May 2007 740 Call*	(475)	$(238)
PHLX Semiconductor Index May 2007 485 Call*	(725)	(1,276)
S&P 500 Index May 2007 1,475 Call*	(3,700)	(8,324)

Total Written Index Option Contracts (Proceeds $(10,796))		(11,332)

Other Assets and Liabilities, Net — 3.1%		29,924

Total Net Assets — 100.0%		$979,545

* Non-income producing security.
(A) The rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported on the Schedule of Investments represents the effective yield at time of purchase.
(C) All or a portion of this security is held as collateral for short sales and written index option contracts.
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.

† At April 30, 2007, the tax basis cost of the Fund’s investments, excluding securities sold short, futures and written option contracts was $1,012,187,892, and the unrealized appreciation and depreciation were $123,527,658 and $(5,579,660), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

As of April 30, 2007, the Fund had the following forward foreign currency contracts outstanding:
Maturity		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
06/20/2007	USD	(445,524,822)	AUD	548,000,000	$8,855,985
06/20/2007	USD	(66,722,825)	CHF	80,000,000	(186,047)
06/20/2007	USD	(187,261,190)	EUR	137,000,000	49,575
06/20/2007	USD	(221,572,260)	GBP	112,000,000	2,299,240
06/20/2007	USD	(218,329,482)	JPY	25,700,000,000	(1,724,074)
06/20/2007	USD	(441,472,822)	NOK	2,660,000,000	6,375,093
06/20/2007	USD	(55,244,400)	NZD	76,000,000	826,289
06/20/2007	USD	(337,668,383)	SEK	2,300,000,000	6,851,524
06/20/2007	EUR	(27,000,000)	USD	35,592,301	(1,322,959)
06/20/2007	GBP	(40,000,000)	USD	77,102,960	(2,851,147)
06/20/2007	CHF	(40,000,000)	USD	33,041,109	(227,280)
06/20/2007	EUR	(137,000,000)	USD	183,361,074	(3,949,691)
06/20/2007	GBP	(72,000,000)	USD	140,103,000	(3,814,393)
06/20/2007	NZD	(76,000,000)	USD	52,839,760	(3,230,929)
06/20/2007	CHF	(80,000,000)	USD	66,798,929	262,150
06/20/2007	JPY	(25,700,000,000)	USD	222,283,727	5,678,319
06/20/2007	CAD	(250,000,000)	USD	218,295,425	(7,369,175)
06/20/2007	SEK	(1,150,000,000)	USD	171,762,281	(497,673)
06/20/2007	NOK	(1,330,000,000)	USD	223,566,986	(356,972)
06/20/2007	NZD	(76,000,000)	USD	56,438,816	368,127
06/20/2007	JPY	(25,700,000,000)	USD	218,307,227	1,701,819
06/20/2007	GBP	(20,000,000)	USD	40,059,400	82,346
06/20/2007	EUR	(137,000,000)	USD	187,242,010	(68,755)
06/20/2007	CHF	(80,000,000)	USD	66,716,148	179,370
06/20/2007	AUD	(274,000,000)	USD	227,992,660	802,256

					$8,732,998

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — U.S. Dollar

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

April 30, 2007 (Unaudited)

The Fund had the following futures contracts open as of April 30, 2007:

				Unrealized
Contract Description	Number of Contracts	Contract Value	Expiration Date	Appreciation (Depreciation)
Amsterdam Index	972	$140,666,585	5/18/2007	$1,167,460
CAC40 Index	968	78,252,842	5/21/2007	1,433,524
DAX Index	(76)	(19,318,365)	6/15/2007	(1,760,065)
DJ Euro Stoxx 50 Index	284	16,822,138	6/16/2007	1,279,215
FTSE 100 Index	(983)	(127,117,999)	6/16/2007	(4,683,237)
Hang Seng Index	479	61,525,267	5/30/2007	(1,492,663)
IBEX 35 Index	713	138,981,832	5/21/2007	(5,421,792)
OMX Index	(5,498)	(104,664,760)	5/25/2007	(893,511)
S&P 500 Index	(237)	(88,187,700)	6/17/2007	(3,500,000)
S&P/MIB Index	414	121,773,179	6/16/2007	8,482,734
S&P/TSE 60 Index	(238)	(32,920,187)	6/16/2007	(889,853)
SPI 200 Index	(768)	(98,424,750)	6/25/2007	(4,197,113)
				$(10,475,301)

8	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 43.1%
Advertising Agencies — 0.3%
Interpublic Group*	5,300	$67
Omnicom Group	100	11

Total Advertising Agencies		78

Aerospace/Defense — 1.1%
Northrop Grumman	270	20
Raytheon	4,544	243

Total Aerospace/Defense		263

Auto-Medium & Heavy Duty Trucks — 0.4%
Paccar (C)	1,200	101

Total Auto-Medium & Heavy Duty Trucks		101

Beverages-Wine/Spirits — 0.8%
Constellation Brands, Cl A*	8,900	199

Total Beverages-Wine/Spirits		199

Building-Residential/Commercial — 0.3%
Centex	1,800	81

Total Building-Residential/Commercial		81

Cable TV — 0.7%
Comcast, Cl A*	6,579	175

Total Cable TV		175

Computer Services — 1.2%
Computer Sciences*	800	44
Electronic Data Systems (C)	8,197	240

Total Computer Services		284

Computers — 1.3%
Hewlett-Packard (C)	5,918	249
International Business Machines	700	72

Total Computers		321

Diversified Manufacturing Operations — 0.9%
Danaher	400	29
General Electric	4,100	151
SPX	500	35

Total Diversified Manufacturing Operations		215

Electric-Integrated — 2.8%
Centerpoint Energy (C)	2,600	49
FirstEnergy (C)	3,003	205
Pepco Holdings	3,000	89
PG&E	5,300	268
Progress Energy	300	15
Xcel Energy	1,900	46

Total Electric-Integrated		672

Electronic Components-Miscellaneous — 0.4%
Flextronics International*	6,000	67
Sanmina-SCI*	300	1
Solectron*	7,100	24

Total Electronic Components-Miscellaneous		92

Description	Shares	Value (000)
Electronic Components-Semiconductors — 0.1%
Nvidia*	600	$20

Total Electronic Components-Semiconductors		20

Electronic Parts Distribution — 0.1%
Arrow Electronics*	400	16

Total Electronic Parts Distribution		16

Finance-Investment Banker/Broker — 7.9%
Citigroup (C)	2,000	107
Goldman Sachs Group	2,238	489
Lehman Brothers Holdings	1,819	137
Merrill Lynch (C)	7,470	674
Morgan Stanley	5,779	486

Total Finance-Investment Banker/Broker		1,893

Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial	1,300	48

Total Finance-Mortgage Loan/Banker		48

Food-Miscellaneous/Diversified — 1.9%
ConAgra Foods	1,000	24
Kraft Foods, Cl A (C)	12,900	432

Total Food-Miscellaneous/Diversified		456

Food-Retail — 0.1%
Kroger	600	18

Total Food-Retail		18

Gas-Distribution — 2.4%
Sempra Energy (C)	9,000	571

Total Gas-Distribution		571

Hotels & Motels — 0.6%
Marriott International, Cl A	3,200	145

Total Hotels & Motels		145

Human Resources — 0.7%
Manpower	2,150	172

Total Human Resources		172

Independent Power Producer — 0.1%
Reliant Energy*	1,000	22

Total Independent Power Producer		22

Instruments-Scientific — 0.9%
Applera - Applied Biosystems	2,100	65
Thermo Fisher Scientific*	2,900	151

Total Instruments-Scientific		216

Investment Management/Advisory Services — 0.1%
Ameriprise Financial	400	24

Total Investment Management/Advisory Services		24

Life/Health Insurance — 0.8%
Lincoln National	2,057	147

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Life/Health Insurance — continued
Principal Financial Group	600	$38

Total Life/Health Insurance		185

Medical Products — 1.0%
Johnson & Johnson	3,700	238

Total Medical Products		238

Medical-Drugs — 0.9%
Merck	3,286	169
Wyeth	700	39

Total Medical-Drugs		208

Medical-HMO — 0.1%
Aetna US Healthcare	300	14

Total Medical-HMO		14

Medical-Wholesale Drug Distributors — 0.3%
AmerisourceBergen	1,197	60

Total Medical-Wholesale Drug Distributors		60

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	300	20

Total Metal-Diversified		20

Multi-Line Insurance — 1.3%
Genworth Financial, Cl A	1,100	40
Metlife	4,300	282

Total Multi-Line Insurance		322

Multimedia — 1.8%
News, Cl A	7,000	157
Walt Disney	7,700	269

Total Multimedia		426

Office Automation & Equipment — 0.4%
Pitney Bowes (C)	2,000	96

Total Office Automation & Equipment		96

Oil Companies-Exploration & Production — 3.0%
Chesapeake Energy	4,700	159
Denbury Resources*	8,000	265
Devon Energy	1,500	109
Pioneer Natural Resources	900	45
Ultra Petroleum*	2,447	139

Total Oil Companies-Exploration & Production		717

Oil Companies-Integrated — 0.7%
Chevron	800	62
Exxon Mobil	700	56
Marathon Oil	300	30
Occidental Petroleum	368	19

Total Oil Companies-Integrated		167

Oil Refining & Marketing — 0.4%
Sunoco	500	38
Tesoro	200	24
Description	Shares	Value (000)
Oil Refining & Marketing — continued
Valero Energy	300	$21

Total Oil Refining & Marketing		83

Optical Supplies — 0.0%
Bausch & Lomb	100	6

Total Optical Supplies		6

Pharmacy Services — 0.1%
Medco Health Solutions*	299	23

Total Pharmacy Services		23

Pipelines — 0.2%
Spectra Energy	1,488	39
Williams	300	9

Total Pipelines		48

REITs-Diversified — 0.1%
Vornado Realty Trust	100	12

Total REITs-Diversified		12

Retail-Building Products — 0.6%
Home Depot	3,900	148

Total Retail-Building Products		148

Retail-Consumer Electronics — 0.1%
Circuit City Stores	1,200	21

Total Retail-Consumer Electronics		21

Retail-Discount — 0.5%
Target	1,700	101
Wal-mart	500	24

Total Retail-Discount		125

Retail-Major Department Store — 0.1%
JC Penney	100	8
Sears Holdings*	100	19

Total Retail-Major Department Store		27

S&L/Thrifts-Western US — 0.2%
Washington Mutual	1,200	50

Total S&L/Thrifts-Western US		50

Super-Regional Banks-US — 0.6%
PNC Financial Services Group (C)	1,100	81
US Bancorp	500	17
Wachovia	500	28
Wells Fargo	700	25

Total Super-Regional Banks-US		151

Telephone-Integrated — 2.6%
AT&T (C)	15,774	611
Sprint Nextel	900	18

Total Telephone-Integrated		629

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Television — 1.8%
CBS, Cl B (C)	13,500	$429

Total Television		429

Transport-Services — 0.1%
United Parcel Service, Cl B	400	28

Total Transport-Services		28

Total Common Stock (Cost $9,772)		10,315

Foreign Common Stock — 59.3%
Australia — 7.3%
AMP	6,662	59
BHP Billiton	12,874	314
Centro Properties Group	26,598	206
Commonwealth Bank of Australia	1,947	85
DB RREEF Trust	215,212	320
GPT Group	77,949	319
ING Industrial Fund	61,030	123
Macquarie Office Trust	36,239	48
Mirvac Group	43,281	188
National Australia Bank	2,409	86

Total Australia		1,748

Austria — 0.2%
Erste Bank der Oesterreichischen Sparkassen	461	37
IMMOFINANZ*	1,506	24

Total Austria		61

Belgium — 1.1%
Bekaert	61	9
KBC Groep	328	43
Solvay	896	142
UCB	1,088	65

Total Belgium		259

Canada — 5.1%
Alcan	1,800	106
Bank of Montreal	624	39
Bank of Nova Scotia	1,371	66
Barrick Gold	3,700	104
Canadian Imperial Bank of Commerce	1,000	88
EnCana	2,500	131
Fortis	700	18
Goldcorp	600	15
Magna International, Cl A	400	32
Methanex	1,700	41
National Bank of Canada	900	50
Onex	4,900	172
PrimeWest Energy Trust	1,100	22
Royal Bank of Canada	1,400	73
Talisman Energy	4,600	87
TransCanada	4,800	171

Total Canada		1,215

Description	Shares	Value (000)
Denmark — 2.5%
AP Moeller - Maersk	5	$56
Carlsberg, Cl B	775	87
Danske Bank	1,600	75
H Lundbeck	200	5
NovoNordisk, Cl B	200	19
William Demant Holding*	3,650	352

Total Denmark		594

Finland — 1.5%
Elisa	598	18
Kesko, Cl B	2,160	150
Outokumpu	3,382	112
Rautaruukki	691	37
Wartsila, Cl B	568	38

Total Finland		355

France — 4.7%
BNP Paribas	44	5
Bouygues	893	71
Groupe Danone	1,574	259
Lafarge	1,497	243
LVMH	2,631	307
Peugeot	245	20
PPR	259	45
Publicis Groupe	735	35
Renault	835	108
Vivendi	787	32

Total France		1,125

Germany — 4.1%
BASF	4,575	546
Deutsche Lufthansa	7,582	227
Deutsche Postbank	66	7
Merck KGaA	47	6
Muenchener Rueckversicherungs	209	37
Salzgitter	433	71
ThyssenKrupp	1,541	82

Total Germany		976

Hong Kong — 1.3%
Shangri-La Asia	2,000	5
Swire Pacific	26,000	297

Total Hong Kong		302

Italy — 1.8%
Capitalia	5,542	53
Fiat	3,714	109
Fondiaria-Sai	890	47
Lottomatica	2,606	107
UniCredito Italiano	11,469	118

Total Italy		434

Japan — 9.2%
77 Bank	3,000	20
Alps Electric	3,600	37
Arrk	4,300	50
Canon	600	34
Casio Computer	1,000	20
FUJI SOFT	600	17
FUJIFILM Holdings	3,100	128

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Japan — continued
Fujitsu	3,000	$19
Hakuhodo DY Holdings	700	48
Hitachi	10,000	76
Inpex Holdings	2	17
Komatsu	900	21
Mediceo Paltac Holdings	1,000	18
Mitsubishi Electric	14,000	136
Mitsubishi Heavy Industries	8,000	49
Mitsubishi UFJ Financial Group	2	21
Mitsui Chemicals	6,000	50
Mizuho Financial Group	8	48
Nippon Mining Holdings	8,000	64
Nippon Oil	11,000	85
Nippon Steel	16,000	103
Nisshin Steel	37,000	149
Omron	1,200	32
Park24	100	1
Ricoh	4,000	88
Shionogi	1,000	19
Shizuoka Bank	1,000	11
Sojitz	54,300	205
Sony	1,000	53
Sumco	5,600	243
Sumitomo Mitsui Financial Group	2	18
Sumitomo Rubber Industries	1,500	16
Sumitomo Trust & Banking	1,000	10
Suzuken	1,000	35
Tanabe Seiyaku	9,000	116
Toyota Industries	2,100	99
Toyota Motor	400	24
Uniden	2,000	14

Total Japan		2,194

Netherlands — 0.9%
Aegon	1,248	26
ASML Holding*	687	18
Getronics*	160	1
Koninklijke Philips Electronics	336	14
TNT	3,552	160

Total Netherlands		219

New Zealand — 0.1%
Fletcher Building	3,050	26

Total New Zealand		26

Norway — 1.0%
ProSafe SE	4,500	69
Yara International	5,900	172

Total Norway		241

Portugal — 0.1%
Portugal Telecom	1,920	28
Sonae	3,730	10

Total Portugal		38

Singapore — 0.9%
City Developments	4,000	42
DBS Group Holdings	4,000	55
Singapore Technologies Engineering	7,000	16
Singapore Telecommunications	11,300	25
Description	Shares	Value (000)
Singapore — continued
Venture	8,000	$82

Total Singapore		220

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria	1,483	36
Banco Santander Central Hispano	1,356	24
Inditex	4,926	303
NH Hoteles	4,675	105
Telefonica	10,732	241

Total Spain		709

Sweden — 2.1%
Ericsson, Cl B	9,000	34
Husqvarna, Cl B	3,500	64
Modern Times Group, Cl B	525	31
Nordea Bank	4,954	86
Securitas, Cl B	2,800	42
Skandinaviska Enskilda Banken, Cl A	810	30
Volvo, Cl B	10,990	216

Total Sweden		503

Switzerland — 3.7%
ABB	1,001	20
Adecco	358	25
Holcim	2,448	262
Schindler Holding	273	17
Swiss Reinsurance	1,861	175
Swisscom	1,096	387

Total Switzerland		886

United Kingdom — 8.7%
Anglo American	1,883	99
AstraZeneca	296	16
Aviva	7,968	125
Balfour Beatty	5,070	47
Barclays	1,746	25
Barratt Developments	6,333	136
BG Group	1,830	26
British Airways*	3,056	31
Charter*	1,840	38
Diageo	12,847	271
Galiform*	2,085	7
George Wimpey	324	4
GlaxoSmithKline	5,278	152
HBOS	5,647	121
HSBC Holdings	5,085	94
J Sainsbury	16,950	193
Land Securities Group	2,012	78
LogicaCMG	4,674	17
Pearson	1,071	18
Reckitt Benckiser	4,966	272
Royal Bank of Scotland Group	4,019	154
WPP Group	11,582	172

Total United Kingdom		2,096

Total Foreign Common Stock (Cost $13,606)		14,201

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Foreign Preferred Stock — 0.6%
Italy — 0.6%
Unipol	39,429	$146

Total Italy		146

Total Foreign Preferred Stock (Cost $125)		146

Treasury Bill — 7.5%
United States Treasury Bill 4.960%, 07/05/07 (B)	$1,800	1,785

Total Treasury Bill (Cost $1,784)		1,785

Cash Equivalent — 6.8%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 5.26% (A)	1,629,563	1,630

Total Cash Equivalent (Cost $1,630)		1,630

Total Investments — 117.3% † (Cost $26,917)		28,077

Securities Sold Short — (4.2)%
Entertainment Software — (0.2)%
Activision*	(2,900)	(58)

Total Entertainment Software		(58)

Forestry — (0.4)%
Plum Creek Timber	(2,100)	(84)

Total Forestry		(84)

Insurance Brokers — (0.1)%
Brown & Brown	(1,100)	(28)

Total Insurance Brokers		(28)

Investment Management/Advisory Services — (0.7)%
T Rowe Price Group	(3,300)	(164)

Total Investment Management/Advisory Services		(164)

Medical-Biomedical/Genetic — (0.1)%
PDL Biopharma*	(800)	(20)

Total Medical-Biomedical/Genetic		(20)

Oil & Gas Drilling — (0.1)%
Diamond Offshore Drilling	(300)	(26)

Total Oil & Gas Drilling		(26)

Real Estate Management/Services — (0.2)%
CB Richard Ellis Group, Cl A*	(1,600)	(54)

Total Real Estate Management/Services		(54)

Reinsurance — (0.4)%
Everest Re Group	(1,000)	(101)

Total Reinsurance		(101)

Description	Shares	Value (000)
Retail-Discount — (0.2)%
Dollar General Stores	(2,100)	$(45)

Total Retail-Discount		(45)

Retail-Restaurants — (1.8)%
Wendy's International	(11,600)	(437)

Total Retail-Restaurants		(437)

Total Securities Sold Short (Proceeds $(945))		(1,017)

Foreign Securities Sold Short — (13.1)%
Australia — (4.6)%
AGL Energy	(13,599)	(173)
Alinta	(19,911)	(247)
Alumina	(33,281)	(196)
Australian Stock Exchange	(1,023)	(40)
Leighton Holdings	(2,626)	(76)
Lion Nathan	(20,279)	(154)
Macquarie Bank	(743)	(53)
Macquarie Goodman Group	(22,033)	(129)
Publishing & Broadcast	(2,339)	(40)

Total Australia		(1,108)

Austria — (0.8)%
Oest Elektrizatswits, Cl A	(3,952)	(203)

Total Austria		(203)

Canada — (3.6)%
Astral Media	(700)	(27)
CI Financial Income Fund	(5,500)	(141)
Eldorado Gold*	(15,100)	(87)
First Quantum Minerals	(1,400)	(97)
Gildan Activewear*	(2,800)	(178)
Imperial Oil	(1,200)	(46)
Nova Chemicals	(1,000)	(33)
Opti Canada*	(200)	(4)
Pan American Silver*	(400)	(11)
Saputo	(600)	(24)
Trican Well Service	(1,700)	(36)
Western Oil Sands, Cl A*	(5,300)	(172)

Total Canada		(856)

Denmark — (0.3)%
Topdanmark*	(325)	(64)

Total Denmark		(64)

Finland — (0.1)%
Sampo	(47)	(1)
YIT	(473)	(17)

Total Finland		(18)

France — (1.6)%
Atos*	(8)	(1)
Pagesjaunes Group	(15,269)	(353)
Pernod Ricard	(98)	(21)

Total France		(375)

Japan — (0.9)%
Circle K Sunkus	(3,200)	(55)

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

Description	Shares/Contracts	Value (000)
Japan — continued
Familymart	(3,300)	$(84)
Leopalace21	(500)	(16)
Sumitomo Bakelite	(9,000)	(64)

Total Japan		(219)

Netherlands — (0.3)%
Wereldhave	(516)	(75)

Total Netherlands		(75)

New Zealand — (0.0)%
Kiwi Income Property Trust	(5,287)	(6)

Total New Zealand		(6)

Norway — (0.1)%
Marine Harvest*	(14,000)	(15)

Total Norway		(15)

Sweden — (0.4)%
D Carnegie	(1,200)	(24)
Kungsleden	(4,100)	(66)

Total Sweden		(90)

Switzerland — (0.4)%
Zurich Financial Services	(342)	(99)

Total Switzerland		(99)

Total Foreign Securities Sold Short (Proceeds $(3,022))		(3,128)

Written Index Option Contracts — (0.8)%
Amex Airline Index May 2007 52.5 Call*	(180)	(10)
Amex Biotechnology Index May 2007 840 Call*	(11)	(8)
S&P 500 Index May 2007 1,485 Call*	(52)	(83)
S&P 500 Index May 2007 1,490 Call*	(65)	(88)

Total Written Index Option Contracts (Proceeds $(249))		(189)

Other Assets and Liabilities, Net — 0.8%		194

Total Net Assets — 100.0%		$23,937

* Non-income producing security.
(A) The rate reported on the Schedule of Investments represents the 7-day effective yield at April 30, 2007.
(B) All or a portion of this security is held as collateral for open futures contracts. The rate reported on the Schedule of Investments represents the effective yield at time of purchase.
(C) All or a portion of this security is held as collateral for securities sold short and open written index option contracts.
Cl — Class
HMO — Health Maintenance Organization
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At April 30, 2007, the tax basis cost of the Fund’s investments, excluding securities sold short, futures and written index option contracts was $26,917,199, and the unrealized appreciation and depreciation were $1,362,444 and $(201,142), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

April 30, 2007 (Unaudited)

The Fund had the following futures contracts open as of April 30, 2007:

				Unrealized
Contract Description	Number of Contracts	Contract Value	Expiration Date	Appreciation (Depreciation)
Amsterdam Index	19	2,749,655	5/18/2007	$ 22,821
CAC40 Index	12	970,077	5/21/2007	17,771
Australian Dollar Currency	43	3,566,850	6/18/2007	21,530
British Pound Currency	7	874,388	6/18/2007	9,231
Canadian Dollar Currency	(30)	(2,708,400)	6/19/2007	(68,541)
Canadian Dollar Currency	(26)	(4,444,700)	6/20/2007	(57,200)
DAX Index	4	1,016,756	6/15/2007	38,688
DJ Euro Stoxx 50 Index	5	296,164	6/16/2007	8,265
FTSE 100 Index	(14)	(1,810,429)	6/16/2007	(17,225)
Hang Seng Index	19	2,440,459	5/30/2007	(59,208)
IBEX 35 Index	13	2,534,031	5/21/2007	(98,855)
Japanese Yen Currency	(25)	(2,630,313)	6/18/2007	10,625
OMX Index	(148)	(2,817,458)	5/25/2007	(24,052)
S&P 500 Index	(5)	(1,860,500)	6/17/2007	(52,375)
S&P/MIB Index	9	2,647,243	6/16/2007	78,132
S&P/TSE 60 Index	(13)	(1,798,162)	6/16/2007	(2,605)
SPI 200 Index	(15)	(1,922,358)	6/25/2007	5,572
Swiss Franc Currency	9	935,325	6/18/2007	6,975
TOPIX Index	(6)	(853,842)	6/10/2007	13,234
				$ (147,217)

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 47.2%
Advanced Materials — 0.0%
Hexcel*	1,750	$38

Total Advanced Materials		38

Advertising Services — 0.0%
Getty Images*	300	16
inVentiv Health*	1,100	42

Total Advertising Services		58

Aerospace/Defense — 1.0%
Aerovironment*	780	17
Boeing	7,914	736
Empresa Brasileira de Aeronautica ADR	2,000	94
General Dynamics	5,475	430
Rockwell Collins	6,920	454
Teledyne Technologies*	1,090	48

Total Aerospace/Defense		1,779

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems*	2,600	242
BE Aerospace*	5,160	189
DRS Technologies	1,520	77
Goodrich	1,000	57

Total Aerospace/Defense-Equipment		565

Agricultural Chemicals — 0.5%
Agrium	3,500	135
CF Industries Holdings	850	34
Monsanto	10,255	605

Total Agricultural Chemicals		774

Agricultural Operations — 0.2%
Archer-Daniels-Midland	6,428	249
Tejon Ranch*	895	44

Total Agricultural Operations		293

Airlines — 0.1%
AMR*	4,400	115
Delta Airlines* (D)	520	11
Republic Airways Holdings*	490	11
UAL*	1,120	37
US Airways Group*	730	27

Total Airlines		201

Apparel Manufacturers — 0.0%
Carter's*	1,400	37

Total Apparel Manufacturers		37

Applications Software — 0.4%
American Reprographics*	925	31
Citrix Systems*	1,600	52
Intuit*	1,560	44
Microsoft	15,210	456
Nuance Communications*	1,320	20
Satyam Computer Services ADR	3,390	84

Total Applications Software		687

Description	Shares	Value (000)
Auction House/Art Dealer — 0.0%
Sotheby's	520	$27

Total Auction House/Art Dealer		27

Audio/Video Products — 0.1%
DTS*	700	16
Harman International	1,330	162

Total Audio/Video Products		178

Auto-Cars/Light Trucks — 0.0%
General Motors	1,740	54

Total Auto-Cars/Light Trucks		54

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	1,906	41

Total Auto-Medium & Heavy Duty Trucks		41

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	2,820	36

Total Auto/Truck Parts & Equipment-Original		36

B2B/E-Commerce — 0.0%
webMethods*	3,050	28

Total B2B/E-Commerce		28

Batteries/Battery Systems — 0.0%
Energy Conversion Devices*	550	19

Total Batteries/Battery Systems		19

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	3,010	157

Total Beverages-Non-Alcoholic		157

Brewery — 0.3%
Cia Cervecerias Unidas ADR	2,900	101
Grupo Modelo ADR	1,100	57
Molson Coors Brewing, Cl B	2,800	264

Total Brewery		422

Broadcast Services/Programming — 0.1%
Clear Channel Communications	99	4
Grupo Televisa ADR	2,900	81
Nexstar Broadcasting Group, Cl A*	645	8

Total Broadcast Services/Programming		93

Building & Construction-Miscellaneous — 0.0%
Insituform Technologies, Cl A*	1,100	22

Total Building & Construction-Miscellaneous		22

Building & Construction Products — 0.0%
NCI Building Systems*	575	29

Total Building & Construction Products		29

Building Products-Air Conditioning/Heating — 0.0%
AAON	1,350	33

Total Building Products-Air Conditioning/Heating		33

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	750	$109

Total Building Products-Cement/Aggregate		109

Building Products-Light Fixtures — 0.1%
Genlyte Group*	2,000	156

Total Building Products-Light Fixtures		156

Building-Heavy Construction — 0.1%
Washington Group International*	2,600	174

Total Building-Heavy Construction		174

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	960	21

Total Building-Mobile Home/Manufactured Housing		21

Building-Residential/Commercial — 0.1%
DR Horton	2,100	47
Lennar, Cl A	1,060	45
Pulte Homes	1,560	42

Total Building-Residential/Commercial		134

Cable TV — 0.2%
Comcast, Cl A*	4,300	114
Directv Group*	11,127	265
Mediacom Communications, Cl A*	910	8

Total Cable TV		387

Casino Hotels — 0.2%
Harrah's Entertainment	26	2
MGM Mirage*	5,000	336

Total Casino Hotels		338

Casino Services — 0.2%
International Game Technology	7,615	290

Total Casino Services		290

Cellular Telecommunications — 0.9%
America Movil, Ser L ADR	1,500	79
MetroPCS Communications*	6,350	178
Millicom International Cellular*	1,040	84
NII Holdings*	13,075	1,003
Turkcell Iletisim Hizmet ADR	5,414	77

Total Cellular Telecommunications		1,421

Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours	6,120	301
Lyondell Chemical	620	19
Olin	1,105	19

Total Chemicals-Diversified		339

Chemicals-Specialty — 0.2%
Hercules*	2,066	39
Lubrizol	3,800	228
Terra Industries*	3,600	63

Total Chemicals-Specialty		330

Description	Shares	Value (000)
Circuit Boards — 0.0%
Park Electrochemical	640	$18

Total Circuit Boards		18

Coal — 0.2%
Alpha Natural Resources*	1,290	22
Arch Coal	920	33
Consol Energy	4,200	176
Massey Energy	1,790	48
Peabody Energy	1,030	50

Total Coal		329

Commercial Banks Non-US — 0.1%
Banco Bradesco ADR	5,700	121
Kazkommertsbank GDR*	3,100	65

Total Commercial Banks Non-US		186

Commercial Banks-Central US — 0.2%
Bank Mutual	4,750	56
First Busey	1,450	29
Heartland Financial USA	1,050	27
Irwin Financial	3,340	53
MB Financial	1,750	59
Oak Hill Financial	750	17
Old Second Bancorp	1,250	37

Total Commercial Banks-Central US		278

Commercial Banks-Eastern US — 0.1%
Independent Bank	1,100	33
Signature Bank*	1,320	42
Yardville National Bancorp	1,200	41

Total Commercial Banks-Eastern US		116

Commercial Banks-Southern US — 0.2%
Colonial BancGroup	9,800	236

Total Commercial Banks-Southern US		236

Commercial Banks-Western US — 0.3%
AmericanWest Bancorp	1,450	29
Centennial Bank Holdings*	6,050	53
Community Bancorp*	580	18
Glacier Bancorp	1,400	30
ITLA Capital	900	46
Silver State Bancorp*	1,000	23
Sterling Financial	1,450	43
SVB Financial Group*	970	49

Total Commercial Banks-Western US		291

Commercial Services — 0.2%
Arbitron	1,070	53
ChoicePoint*	1,540	59
eTelecare Global Solutions ADR*	3,000	44
ExlService Holdings*	931	19
PeopleSupport*	254	3
PHH*	1,280	39
Steiner Leisure*	600	29
TeleTech Holdings*	986	37

Total Commercial Services		283

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Commercial Services-Finance — 0.1%
Western Union	7,578	$160
Wright Express*	1,395	44

Total Commercial Services-Finance		204

Communications Software — 0.0%
Avid Technology*	1,600	53

Total Communications Software		53

Computer Aided Design — 0.0%
Parametric Technology*	1,800	32

Total Computer Aided Design		32

Computer Services — 0.6%
Ceridian*	6,600	223
Cognizant Technology Solutions, Cl A*	6,755	604
Perot Systems, Cl A*	3,890	69
Syntel	685	24

Total Computer Services		920

Computer Software — 0.0%
Double-Take Software*	2,050	34

Total Computer Software		34

Computers — 1.2%
Apple*	7,710	770
Dell*	2,750	69
Hewlett-Packard	17,590	741
International Business Machines	3,831	392

Total Computers		1,972

Computers-Integrated Systems — 0.2%
Brocade Communication Systems*	34,775	340
Kronos*	200	11
Riverbed Technology*	1,260	40

Total Computers-Integrated Systems		391

Computers-Memory Devices — 0.2%
EMC*	10,890	165
Network Appliance*	2,190	82
Smart Modular Technologies*	1,530	20
Xyratex*	1,000	23

Total Computers-Memory Devices		290

Consulting Services — 0.1%
Advisory Board*	856	41
FTI Consulting*	1,100	40
Huron Consulting Group*	430	26
LECG*	2,190	32
Maximus	1,040	36

Total Consulting Services		175

Consumer Products-Miscellaneous — 0.0%
Clorox	936	63

Total Consumer Products-Miscellaneous		63

Description	Shares	Value (000)
Containers-Metal/Glass — 0.1%
Owens-Illinois*	7,100	$214

Total Containers-Metal/Glass		214

Containers-Paper/Plastic — 0.1%
Sealed Air	6,500	214

Total Containers-Paper/Plastic		214

Cruise Lines — 0.1%
Carnival	4,135	202

Total Cruise Lines		202

Data Processing/Management — 0.2%
Acxiom	1,760	40
Automatic Data Processing	3,050	136
Commvault Systems*	1,565	26
Fair Isaac	1,140	41
First Data	181	6

Total Data Processing/Management		249

Dental Supplies & Equipment — 0.0%
Patterson*	650	23
Sirona Dental Systems	1,000	33

Total Dental Supplies & Equipment		56

Diagnostic Equipment — 0.0%
Gen-Probe*	840	43

Total Diagnostic Equipment		43

Diagnostic Kits — 0.1%
Inverness Medical Innovations*	1,450	58
Quidel*	3,092	43

Total Diagnostic Kits		101

Dialysis Centers — 0.0%
DaVita*	490	27
Dialysis Corp of America*	3,760	44

Total Dialysis Centers		71

Direct Marketing — 0.0%
Value Vision International*	2,720	31

Total Direct Marketing		31

Disposable Medical Products — 0.1%
C.R. Bard	1,000	83

Total Disposable Medical Products		83

Distribution/Wholesale — 0.1%
Bell Microproducts*	3,370	23
Fastenal	990	41
Owens & Minor	1,150	41

Total Distribution/Wholesale		105

Diversified Manufacturing Operations — 1.2%
3M	3,960	328
Dover	3,770	181
ESCO Technologies*	750	34
General Electric	13,230	488
Griffon*	1,400	34

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Diversified Manufacturing Operations — continued
Honeywell International	4,239	$230
Illinois Tool Works	5,216	267
Tyco International	10,351	338

Total Diversified Manufacturing Operations		1,900

Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	2,140	87
Oglebay Norton*	1,200	30

Total Diversified Minerals		117

Diversified Operations — 0.0%
Resource America, Cl A	1,550	34
Walter Industries	950	28

Total Diversified Operations		62

E-Commerce/Products — 0.1%
Blue Nile*	550	26
Submarino GDR 144A	900	65

Total E-Commerce/Products		91

E-Commerce/Services — 0.0%
Expedia*	2,153	51

Total E-Commerce/Services		51

E-Services/Consulting — 0.0%
Perficient*	857	18

Total E-Services/Consulting		18

Educational Software — 0.0%
Blackboard*	1,800	62

Total Educational Software		62

Electric Products-Miscellaneous — 0.1%
Emerson Electric	3,524	166

Total Electric Products-Miscellaneous		166

Electric-Generation — 0.1%
AES*	9,301	205

Total Electric-Generation		205

Electric-Integrated — 1.2%
Alliant Energy	5,400	237
Centerpoint Energy	15,900	299
Dominion Resources	2,150	196
DTE Energy	5,800	293
Duke Energy	7,384	152
Entergy	3,033	343
Otter Tail	900	31
Pike Electric*	1,400	29
PPL	6,400	279
TXU	137	9

Total Electric-Integrated		1,868

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	3,200	51
Celestica*	12,090	82
Flextronics International*	3,715	41
Hon Hai Precision GDR 144A	7,415	99
Description	Shares	Value (000)
Electronic Components-Miscellaneous — continued
Jabil Circuit	710	$17

Total Electronic Components-Miscellaneous		290

Electronic Components-Semiconductors — 0.8%
Actel*	1,350	20
DSP Group*	7,500	138
Ikanos Communications*	4,750	37
International Rectifier*	460	16
MEMC Electronic Materials*	1,600	88
Microsemi*	1,650	38
Netlogic Microsystems*	770	24
Nvidia*	14,932	491
PMC-Sierra*	5,240	40
QLogic*	6,650	119
Samsung Electronics GDR 144A	340	104
Semtech*	2,970	43
Silicon Laboratories*	1,080	35
Sirf Technology Holdings*	530	13
Xilinx	2,670	79
Zoran*	2,240	44

Total Electronic Components-Semiconductors		1,329

Electronic Design Automation — 0.1%
Comtech Group*	1,990	35
Synplicity*	9,460	63

Total Electronic Design Automation		98

Electronic Forms — 0.3%
Adobe Systems*	11,035	459

Total Electronic Forms		459

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	6,100	210
Itron*	700	47

Total Electronic Measuring Instruments		257

Electronic Parts Distribution — 0.1%
Arrow Electronics*	4,400	174

Total Electronic Parts Distribution		174

Electronics-Military — 0.1%
EDO	1,560	43
L-3 Communications Holdings	1,250	112

Total Electronics-Military		155

Energy-Alternate Sources — 0.1%
Covanta Holding*	7,500	184

Total Energy-Alternate Sources		184

Engineering/R&D Services — 0.1%
Fluor	1,115	106
Shaw Group*	1,350	44

Total Engineering/R&D Services		150

Enterprise Software/Services — 0.6%
BMC Software*	4,500	146
Concur Technologies*	2,001	36
Lawson Software*	9,620	86

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Enterprise Software/Services — continued
Open Text*	2,400	$55
Oracle*	18,750	352
Sybase*	7,550	183
Ultimate Software Group*	1,285	35

Total Enterprise Software/Services		893

Entertainment Software — 0.1%
Activision*	5,870	118
Electronic Arts*	400	20
THQ*	1,380	46

Total Entertainment Software		184

Environmental Consulting — 0.0%
Tetra Tech*	1,300	27

Total Environmental Consulting		27

Fiduciary Banks — 0.3%
Bank of New York	6,375	258
Mellon Financial	80	4
Northern Trust	4,100	258

Total Fiduciary Banks		520

Filtration/Separation Products — 0.2%
Clarcor	1,950	61
Pall	4,500	189

Total Filtration/Separation Products		250

Finance-Commercial — 0.0%
NewStar Financial*	750	12

Total Finance-Commercial		12

Finance-Consumer Loans — 0.3%
Encore Capital Group*	4,880	58
First Marblehead	960	35
Nelnet, Cl A	910	24
Portfolio Recovery Associates*	590	33
SLM	5,942	320

Total Finance-Consumer Loans		470

Finance-Credit Card — 0.0%
American Express	1,000	61
Compucredit*	290	11

Total Finance-Credit Card		72

Finance-Investment Banker/Broker — 1.0%
Citigroup	7,175	385
Greenhill	650	41
JPMorgan Chase	9,931	517
Lazard, Cl A	9,125	494
Lehman Brothers Holdings	2,158	163
Morgan Stanley	610	51
Optionsxpress Holdings	2,120	52

Total Finance-Investment Banker/Broker		1,703

Finance-Other Services — 0.2%
Asset Acceptance Capital*	7,540	139
GFI Group*	410	28
Description	Shares	Value (000)
Finance-Other Services — continued
NASDAQ Stock Market*	3,890	$127

Total Finance-Other Services		294

Financial Guarantee Insurance — 0.2%
AMBAC Financial Group	1,210	111
MGIC Investment	2,139	132

Total Financial Guarantee Insurance		243

Food-Dairy Products — 0.0%
Dean Foods	3,900	142
Wimm-Bill-Dann Foods ADR	860	69

Total Food-Dairy Products		211

Food-Meat Products — 0.1%
Tyson Foods, Cl A	3,434	72

Total Food-Meat Products		72

Food-Miscellaneous/Diversified — 0.2%
ConAgra Foods	1,935	48
Kraft Foods, Cl A	4,313	144
Sunopta*	2,100	27
Unilever	1,610	49

Total Food-Miscellaneous/Diversified		268

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	1,400	45
Kroger	4,105	121

Total Food-Retail		166

Food-Wholesale/Distribution — 0.1%
Sysco	2,910	95
United Natural Foods*	1,550	49

Total Food-Wholesale/Distribution		144

Forestry — 0.1%
Plum Creek Timber	4,900	195

Total Forestry		195

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	1,999	56

Total Gambling (Non-Hotel)		56

Gas-Distribution — 0.0%
WGL Holdings	710	24

Total Gas-Distribution		24

Gold Mining — 0.1%
Randgold Resources ADR	3,880	93

Total Gold Mining		93

Golf — 0.0%
Callaway Golf	1,655	30

Total Golf		30

Hazardous Waste Disposal — 0.1%
Stericycle*	1,400	122

Total Hazardous Waste Disposal		122

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Health Care Cost Containment — 0.2%
Hooper Holmes*	4,810	$21
McKesson	5,144	303

Total Health Care Cost Containment		324

Hotels & Motels — 0.1%
InterContinental Hotels ADR	890	22
Lodgian*	1,960	27
Marriott International, Cl A	2,090	94
Starwood Hotels & Resorts Worldwide	706	47
Wyndham Worldwide*	720	25

Total Hotels & Motels		215

Human Resources — 0.4%
Hewitt Associates, Cl A*	9,590	285
Hudson Highland Group*	2,510	41
Kenexa*	1,514	47
Manpower	2,300	185
Monster Worldwide*	2,160	91

Total Human Resources		649

Import/Export — 0.0%
Castle Brands*	1,710	11

Total Import/Export		11

Independent Power Producer — 0.1%
Calpine*	2,950	11
Mirant*	450	20
Reliant Energy*	1,940	43

Total Independent Power Producer		74

Industrial Audio & Video Products — 0.0%
SRS Labs*	1,360	18

Total Industrial Audio & Video Products		18

Industrial Automation/Robot — 0.1%
Cognex	1,160	25
Intermec*	1,600	36

Total Industrial Automation/Robot		61

Industrial Gases — 0.4%
Air Products & Chemicals	465	36
Praxair	9,675	624

Total Industrial Gases		660

Instruments-Controls — 0.0%
Watts Water Technologies, Cl A	1,350	55

Total Instruments-Controls		55

Instruments-Scientific — 0.2%
PerkinElmer	11,400	276

Total Instruments-Scientific		276

Insurance Brokers — 0.1%
AON	61	3
Description	Shares	Value (000)
Insurance Brokers — continued
Marsh & McLennan	3,630	$115

Total Insurance Brokers		118

Internet Application Software — 0.1%
Cryptologic	1,340	40
DealerTrack Holdings*	1,791	59
Vocus*	980	22

Total Internet Application Software		121

Internet Connective Services — 0.0%
Cogent Communications Group*	1,872	48

Total Internet Connective Services		48

Internet Financial Services — 0.0%
Lightbridge*	1,770	31
Online Resources*	3,305	36

Total Internet Financial Services		67

Internet Infrastructure Software — 0.1%
F5 Networks*	1,100	85
Openwave Systems*	1,000	7
Opsware*	2,876	23

Total Internet Infrastructure Software		115

Internet Security — 0.2%
Checkfree*	1,220	41
Ipass*	2,640	14
Symantec*	11,210	197

Total Internet Security		252

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	650	76
Franklin Resources	2,050	269
Legg Mason	1,440	143

Total Investment Management/Advisory Services		488

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	3,460	71
Newport*	2,000	31

Total Lasers-Systems/Components		102

Life/Health Insurance — 0.2%
Cigna	1,800	280

Total Life/Health Insurance		280

Linen Supply & Related Items — 0.0%
Cintas	840	31

Total Linen Supply & Related Items		31

Machine Tools & Related Products — 0.2%
Kennametal	4,100	289

Total Machine Tools & Related Products		289

Machinery-Construction & Mining — 0.4%
Caterpillar	5,625	408
Terex*	3,462	270

Total Machinery-Construction & Mining		678

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Machinery-Electical — 0.0%
Franklin Electric	1,050	$45

Total Machinery-Electrical		45

Machinery-General Industry — 0.1%
Gardner Denver*	589	22
Manitowoc	1,090	74
Wabtec	2,040	76

Total Machinery-General Industry		172

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	460	18

Total Machinery-Print Trade		18

Medical Imaging Systems — 0.0%
Vital Images*	553	17

Total Medical Imaging Systems		17

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions*	1,520	40
Cerner*	7,350	391
IMS Health	1,630	48

Total Medical Information Systems		479

Medical Instruments — 0.5%
Abaxis*	509	12
Cambridge Heart*	5,430	18
Conceptus*	2,650	55
Medtronic	8,915	472
Micrus Endovascular*	472	10
Natus Medical*	3,260	58
St. Jude Medical*	860	37
Symmetry Medical*	4,020	68

Total Medical Instruments		730

Medical Labs & Testing Services — 0.1%
Covance*	650	39
Laboratory Corp of America Holdings*	2,300	182

Total Medical Labs & Testing Services		221

Medical Products — 0.3%
Baxter International	4,532	257
Haemonetics*	450	21
Henry Schein*	2,680	140
PSS World Medical*	2,250	45
Syneron Medical*	1,310	33
Vital Signs	550	31

Total Medical Products		527

Medical-Biomedical/Genetic — 0.7%
Barrier Therapeutics*	9,390	65
Cambrex	1,650	40
Celgene*	2,510	153
Genzyme*	8,015	523
Integra Lifesciences*	950	43
Invitrogen*	850	56
Keryx Biopharmaceuticals*	2,700	27
Lifecell*	1,630	48
Martek Biosciences*	1,740	38
Orchid Cellmark*	2,670	18
Description	Shares	Value (000)
Medical-Biomedical/Genetic — continued
PDL BioPharma*	3,990	$101

Total Medical-Biomedical/Genetic		1,112

Medical-Drugs — 2.0%
Allergan	3,200	388
Angiotech Pharmaceuticals*	11,490	63
Aspreva Pharmaceuticals*	1,570	35
Axcan Pharma*	3,160	55
Bristol-Myers Squibb	8,419	243
Cephalon*	5,075	404
Dr Reddy's Lab ADR	3,200	55
Indevus Pharmaceuticals*	2,180	16
Medicis Pharmaceutical, Cl A	670	20
Pfizer	33,196	878
Santarus*	5,275	40
Schering-Plough	20,250	642
Valeant Pharmaceuticals	2,860	52
Wyeth	6,678	371

Total Medical-Drugs		3,262

Medical-Generic Drugs — 0.1%
Perrigo	2,590	49
Teva Pharmaceutical Industries ADR	1,600	62

Total Medical-Generic Drugs		111

Medical-HMO — 0.2%
WellPoint*	4,046	320

Total Medical-HMO		320

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	3,600	219

Total Medical-Hospitals		219

Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Cl A*	2,000	25

Total Medical-Nursing Homes		25

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	1,610	64
Radiation Therapy Services*	2,693	79

Total Medical-Outpatient/Home Medical		143

Medical-Wholesale Drug Distributors — 0.3%
AmerisourceBergen	4,017	201
Cardinal Health	3,500	245

Total Medical-Wholesale Drug Distributors		446

Metal Processors & Fabricators — 0.3%
Commercial Metals	7,500	252
Haynes International*	880	69
Ladish*	1,876	76
Precision Castparts	1,320	137

Total Metal Processors & Fabricators		534

Metal Products-Distributors — 0.0%
AM Castle	1,300	44

Total Metal Products-Distributors		44

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Metal-Aluminum — 0.0%
Alcoa	1,920	$68

Total Metal-Aluminum		68

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	3,279	220

Total Metal-Diversified		220

Miscellaneous Manufacturing — 0.0%
Aptargroup	400	29

Total Miscellaneous Manufacturing		29

Multi-Line Insurance — 1.4%
ACE	1,121	67
Allstate	3,871	241
American International Group	3,700	259
Cincinnati Financial	5,600	253
Hartford Financial Services Group	1,715	173
Loews	6,569	311
Metlife	4,611	303
XL Capital, Cl A	5,386	420

Total Multi-Line Insurance		2,027

Multimedia — 0.0%
Entravision Communications, Cl A*	2,180	22
Gemstar-TV Guide International*	9,540	42
Walt Disney	54	2

Total Multimedia		66

Networking Products — 0.2%
Anixter International*	550	39
Atheros Communications*	840	22
Cisco Systems*	5,930	159
Foundry Networks*	1,160	18
Switch and Data Facilities*	1,879	34

Total Networking Products		272

Non-Ferrous Metals — 0.3%
Cameco	8,930	416
USEC*	1,440	29

Total Non-Ferrous Metals		445

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	18,700	250
Waste Management	2,810	105

Total Non-Hazardous Waste Disposal		355

Office Automation & Equipment — 0.0%
Pitney Bowes	1,110	53

Total Office Automation & Equipment		53

Office Supplies & Forms — 0.2%
Avery Dennison	3,800	236

Total Office Supplies & Forms		236

Description	Shares	Value (000)
Oil & Gas Drilling — 0.2%
Atlas America*	950	$57
Diamond Offshore Drilling	480	41
Patterson-UTI Energy	1,950	47
Pride International*	1,270	42
Rowan	710	26
Todco*	800	36

Total Oil & Gas Drilling		249

Oil Companies-Exploration & Production — 0.7%
Arena Resources*	540	25
ATP Oil & Gas*	795	35
Cabot Oil & Gas	900	33
Denbury Resources*	1,300	43
Forest Oil*	1,050	37
Goodrich Petroleum*	1,000	35
Mariner Energy*	1,130	26
Murphy Oil	900	50
Newfield Exploration*	4,100	179
Novatek GDR	1,500	77
Parallel Petroleum*	1,270	29
Petrohawk Energy*	1,500	22
Southwestern Energy*	12,220	513
Stone Energy*	1,395	41
Ultra Petroleum*	1,100	63

Total Oil Companies-Exploration & Production		1,208

Oil Companies-Integrated — 1.2%
BP ADR	1,636	110
Chevron	1,129	88
ConocoPhillips	4,289	297
Exxon Mobil	6,836	543
Hess	3,600	204
LUKOIL ADR	800	64
Marathon Oil	1,208	123
Occidental Petroleum	6,072	308
Petroleo Brasilerio ADR	1,900	192

Total Oil Companies-Integrated		1,929

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	1,950	62
Grant Prideco*	1,490	77
Metretek Technologies*	1,400	17
National Oilwell Varco*	1,525	129
T-3 Energy Services*	610	16

Total Oil Field Machinery & Equipment		301

Oil Refining & Marketing — 0.2%
Tesoro	2,000	242

Total Oil Refining & Marketing		242

Oil-Field Services — 0.4%
Hanover Compressor*	1,650	36
Helix Energy Solutions*	5,800	222
Hercules Offshore*	1,050	33
Key Energy Services*	2,810	52
North American Energy Partners*	1,200	25
Oceaneering International*	900	43
SEACOR Holdings*	500	48
Superior Energy Services*	1,650	60
Tetra Technologies*	1,400	37

8	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Oil-Field Services — continued
W-H Energy Services*	2,105	$114

Total Oil-Field Services		670

Paper & Related Products — 0.3%
Abitibi-Consolidated	45,800	121
Bowater	1,780	39
Domtar*	14,300	139
MeadWestvaco	1,270	42
Neenah Paper	850	33
Smurfit-Stone Container*	2,270	27

Total Paper & Related Products		401

Pharmacy Services — 0.3%
Medco Health Solutions*	1,875	146
Omnicare	9,910	329

Total Pharmacy Services		475

Physical Practice Management — 0.1%
Pediatrix Medical Group*	3,300	188

Total Physical Practice Management		188

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	2,810	99

Total Physical Therapy/Rehabilitation Centers		99

Pipelines — 0.5%
El Paso	12,550	188
National Fuel Gas	5,050	238
Questar	2,350	228
Spectra Energy	3,692	96

Total Pipelines		750

Platinum — 0.0%
Stillwater Mining*	2,070	32

Total Platinum		32

Power Conversion/Supply Equipment — 0.1%
Delta Electronics GDR	5,040	79

Total Power Conversion/Supply Equipment		79

Printing-Commercial — 0.2%
RR Donnelley & Sons	6,729	271

Total Printing-Commercial		271

Private Corrections — 0.0%
The Geo Group*	300	15

Total Private Corrections		15

Property/Casualty Insurance — 0.6%
Arch Capital Group*	4,200	306
Safeco	4,150	277
Travelers	3,941	213
WR Berkley	6,800	221

Total Property/Casualty Insurance		1,017

Publishing-Books — 0.1%
Courier	1,150	46
Description	Shares	Value (000)
Publishing-Books — continued
Scholastic*	1,015	$31

Total Publishing-Books		77

Publishing-Newspapers — 0.1%
Dow Jones	440	16
Gannett	1,929	110

Total Publishing-Newspapers		126

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	4,660	46

Total Publishing-Periodicals		46

Quarrying — 0.2%
Vulcan Materials	1,975	244

Total Quarrying		244

Radio — 0.0%
Radio One, Cl D*	6,365	45

Total Radio		45

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	6,790	230

Total Real Estate Management/Services		230

Real Estate Operation/Development — 0.0%
Brookfield Properties	1,725	71

Total Real Estate Operation/Development		71

Reinsurance — 0.8%
Allied World Assurance Holdings	1,320	58
Aspen Insurance Holdings	4,895	130
Axis Capital Holdings	1,110	41
Berkshire Hathaway, Cl B*	46	167
Endurance Specialty Holdings	1,650	62
Everest Re Group	430	43
Montpelier Re Holdings	6,830	125
PartnerRe	3,950	284
Platinum Underwriters Holdings	1,970	67
RenaissanceRe Holdings	4,700	255

Total Reinsurance		1,232

REITs-Apartments — 0.4%
Apartment Investment & Management, Cl A	3,300	183
Archstone-Smith Trust	2,172	113
AvalonBay Communities	837	102
BRE Properties	607	37
Equity Residential	2,199	102
GMH Communities Trust	1,817	18
UDR	1,791	54

Total REITs-Apartments		609

REITs-Diversified — 0.1%
Colonial Properties Trust	816	40
Digital Realty Trust	1,305	53
PS Business Parks	423	29

9	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
REITs-Diversified — continued
Vornado Realty Trust	1,253	$149

Total REITs-Diversified		271

REITs-Hotels — 0.1%
Ashford Hospitality Trust	2,100	25
DiamondRock Hospitality	2,752	50
Host Hotels & Resorts	5,130	132

Total REITs-Hotels		207

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	455	25

Total REITs-Manufactured Homes		25

REITs-Office Property — 0.4%
Alexandria Real Estate Equities	547	58
American Financial Realty Trust	3,070	33
Boston Properties	2,584	304
Corporate Office Properties Trust	1,093	51
SL Green Realty	598	84

Total REITs-Office Property		530

REITs-Regional Malls — 0.4%
CBL & Associates Properties	4,000	182
General Growth Properties	1,713	109
Macerich	529	50
Simon Property Group	2,138	247
Taubman Centers	1,051	59

Total REITs-Regional Malls		647

REITs-Shopping Centers — 0.1%
Developers Diversified Realty	951	62
Federal Realty Investment Trust	668	60
Kimco Realty	1,791	86
Kite Realty Group Trust	586	12
Regency Centers	1,018	84

Total REITs-Shopping Centers		304

REITs-Storage — 0.1%
Public Storage	1,158	108

Total REITs-Storage		108

REITs-Warehouse/Industrial — 0.1%
AMB Property	945	57
Prologis	1,849	120

Total REITs-Warehouse/Industrial		177

Rental Auto/Equipment — 0.0%
Avis Budget Group*	610	17
H&E Equipment Services*	2,100	50

Total Rental Auto/Equipment		67

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch, Cl A	4,550	372
Aeropostale*	4,010	165
AnnTaylor Stores*	900	35
Bebe Stores	1,900	33
Childrens Place Retail Stores*	600	32
Description	Shares	Value (000)
Retail-Apparel/Shoe — continued
Footstar*	6,620	$58
Kenneth Cole Productions, Cl A	1,830	46
Men's Wearhouse	4,100	177
New York*	2,200	31

Total Retail-Apparel/Shoe		949

Retail-Automotive — 0.0%
Group 1 Automotive	740	30

Total Retail-Automotive		30

Retail-Building Products — 0.2%
Lowe's	10,960	335

Total Retail-Building Products		335

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	4,700	156

Total Retail-Computer Equipment		156

Retail-Discount — 0.1%
Citi Trends*	775	31
Costco Wholesale	251	13
Dollar General	4,539	97
Wal-mart	5	—

Total Retail-Discount		141

Retail-Drug Store — 0.5%
CVS	18,897	685
Rite Aid*	23,600	145

Total Retail-Drug Store		830

Retail-Jewelry — 0.0%
Movado Group	1,400	46

Total Retail-Jewelry		46

Retail-Major Department Store — 0.4%
JC Penney	4,250	336
Sears Holdings*	1,422	272

Total Retail-Major Department Store		608

Retail-Office Supplies — 0.1%
Office Depot*	1,471	49
OfficeMax	605	30

Total Retail-Office Supplies		79

Retail-Pet Food & Supplies — 0.1%
Petsmart	3,280	109

Total Retail-Pet Food & Supplies		109

Retail-Propane Distribution — 0.1%
Star Gas Partners*	23,890	97

Total Retail-Propane Distribution		97

Retail-Regional Department Store — 0.1%
Dillard's, Cl A	6,000	208

Total Retail-Regional Department Store		208

Retail-Restaurants — 0.4%
BJ's Restaurants*	750	16

10	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Restaurants — continued
Cheesecake Factory*	1,460	$40
Chipotle Mexican Grill, Cl A*	430	28
Panera Bread, Cl A*	2,060	115
Starbucks*	14,450	448

Total Retail-Restaurants		647

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	790	44
Hibbet Sports*	1,220	36
Zumiez*	590	23

Total Retail-Sporting Goods		103

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	5,605	35

Total Retail-Video Rental		35

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	770	29

Total Retirement/Aged Care		29

Rubber-Tires — 0.0%
Goodyear Tire & Rubber*	568	19

Total Rubber-Tires		19

S&L/Thrifts-Central US — 0.1%
Citizens First Bancorp	1,000	21
Franklin Bank*	1,600	25
MAF Bancorp	1,500	60

Total S&L/Thrifts-Central US		106

S&L/Thrifts-Eastern US — 0.3%
Brookline Bancorp	4,220	50
Clifton Savings Bancorp	1,700	20
Dime Community Bancshares	3,250	43
Flushing Financial	2,650	41
Investors Bancorp*	3,350	48
KNBT Bancorp	2,200	33
NewAlliance Bancshares	3,200	50
Partners Trust Financial Group	950	11
Provident New York Bancorp	4,100	56

Total S&L/Thrifts-Eastern US		352

S&L/Thrifts-Southern US — 0.0%
Bankunited Financial, Cl A	1,650	36

Total S&L/Thrifts-Southern US		36

S&L/Thrifts-Western US — 0.2%
PFF Bancorp	1,600	45
Provident Financial Holdings	1,550	38
Washington Federal	8,940	212
Washington Mutual	2,688	113

Total S&L/Thrifts-Western US		408

Satellite Telecom — 0.0%
Loral Space & Communications*	340	16

Total Satellite Telecom		16

Schools — 0.2%
Capella Education*	1,040	36
Description	Shares	Value (000)
Schools — continued
ITT Educational Services*	1,395	$136
Learning Tree International*	4,250	48
Strayer Education	405	50

Total Schools		270

Semiconductor Components-Integrated Circuits — 0.4%
ChipMOS TECHNOLOGIES*	2,670	19
Cirrus Logic*	3,800	31
Cypress Semiconductor*	2,900	66
Integrated Device Technology*	3,490	52
Maxim Integrated Products	13,920	442
Powertech Technology GDR	10,000	75

Total Semiconductor Components-Integrated Circuits		685

Semiconductor Equipment — 0.2%
Applied Materials	5,566	107
Brooks Automation*	2,750	48
Cabot Microelectronics*	1,100	35
Mattson Technology*	3,150	32
Tessera Technologies*	1,240	53
Ultratech*	2,420	34
Varian Semiconductor Equipment Associates*	950	63

Total Semiconductor Equipment		372

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	2,030	19

Total Specified Purpose Acquisition		19

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	2,220	32
TMK GDR 144A*	1,700	62

Total Steel Pipe & Tube		94

Steel-Producers — 0.1%
Nucor	1,700	108
Olympic Steel	550	18

Total Steel-Producers		126

Steel-Specialty — 0.2%
Allegheny Technologies	3,011	330

Total Steel-Specialty		330

Super-Regional Banks-US — 0.6%
Bank of America	5,276	269
Capital One Financial	4,768	354
PNC Financial Services Group	1,342	99
Wells Fargo	5,578	200

Total Super-Regional Banks-US		922

Telecommunications Equipment — 0.1%
CommScope*	1,073	50
Comtech Telecommunications*	700	26
Plantronics	3,820	96
Tollgrade Communications*	4,080	49

Total Telecommunications Equipment		221

11	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Telecommunications Services — 0.6%
Amdocs*	6,320	$232
Cbeyond*	1,422	50
Embarq	3,600	216
Mastec*	4,200	48
Orascom Telecom Holding GDR	900	62
Orbcomm*	2,050	24
RCN*	1,250	34
Time Warner Telecom, Cl A*	6,340	130

Total Telecommunications Services		796

Telephone-Integrated — 0.6%
AT&T	14,527	562
General Communication, Cl A*	2,600	37
IDT, Cl B	2,360	26
Verizon Communications	8,346	319

Total Telephone-Integrated		944

Television — 0.0%
Sinclair Broadcast Group, Cl A	1,305	21

Total Television		21

Therapeutics — 0.5%
Gilead Sciences*	7,985	653
Medicines*	2,370	54
Theravance*	1,140	38
Warner Chilcott, Cl A*	2,160	36

Total Therapeutics		781

Tobacco — 0.5%
Altria Group	4,644	320
Imperial Tobacco Group ADR	4,041	353
UST	3,284	186

Total Tobacco		859

Tools-Hand Held — 0.1%
Stanley Works	3,840	224

Total Tools-Hand Held		224

Transactional Software — 0.0%
Innerworkings*	2,923	36
VeriFone Holdings*	950	33

Total Transactional Software		69

Transport-Equipment & Leasing — 0.1%
GATX	930	45
Genesis Lease ADR	1,250	34
Greenbrier	510	12

Total Transport-Equipment & Leasing		91

Transport-Rail — 0.4%
Burlington Northern Santa Fe	2,348	206
Canadian Pacific Railway	3,800	241
CSX	5,400	233

Total Transport-Rail		680

Transport-Services — 0.1%
FedEx	330	35
Ryder System	700	37
Description	Shares	Value (000)
Transport-Services — continued
UTI Worldwide	3,260	$76

Total Transport-Services		148

Transport-Truck — 0.1%
Forward Air	1,000	31
Heartland Express	2,400	41
Knight Transportation	1,600	31
Landstar Systems	600	29

Total Transport-Truck		132

Veterinary Diagnostics — 0.0%
VCA Antech*	1,240	49

Total Veterinary Diagnostics		49

Vitamins & Nutrition Products — 0.1%
Herbalife	2,565	103

Total Vitamins & Nutrition Products		103

Water — 0.1%
California Water Service Group	900	35
Consolidated Water	1,600	41

Total Water		76

Web Hosting/Design — 0.1%
Equinix*	1,365	114

Total Web Hosting/Design		114

Web Portals/ISP — 0.5%
Gigamedia*	1,801	25
Google, Cl A*	1,120	528
Trizetto Group*	1,900	37
Yahoo!*	11,250	316

Total Web Portals/ISP		906

Wireless Equipment — 0.8%
American Tower, Cl A*	18,770	713
Nokia ADR	8,113	205
Novatel Wireless*	845	15
Qualcomm	8,260	362
RF Micro Devices*	3,700	23

Total Wireless Equipment		1,318

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	1,611	20

Total Wound, Burn & Skin Care		20

X-Ray Equipment — 0.0%
Hologic*	860	49

Total X-Ray Equipment		49

Total Common Stock (Cost $65,683)		76,023

Foreign Common Stock — 14.0%
Australia — 0.9%
BHP Billiton	5,508	134
Caltex Australia	1,806	36
Leighton Holdings	5,939	171

12	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Australia — continued
MacArthur Coal	900	$4
QBE Insurance Group	15,780	400
Rio Tinto	2,351	161
Sally Malay Mining*	2,902	13
Santos	31,697	293
Tattersall's	52,097	222

Total Australia		1,434

Austria — 0.1%
Andritz	200	51
Austrian Airlines*	1,241	19
Voestalpine	1,697	114

Total Austria		184

Belgium — 0.3%
Belgacom	200	9
Delhaize Group*	159	15
Fortis	10,455	470

Total Belgium		494

Bermuda — 0.0%
Catlin Group	1,606	17

Total Bermuda		17

Brazil — 0.1%
Gafisa	6,000	84
Localiza Rent A Car	3,900	40
Porto Seguro	2,000	69

Total Brazil		193

Canada — 0.3%
Canadian Imperial Bank of Commerce/Canada	3,100	273
Gerdau Ameristeel	500	6
IPSCO	369	54
Methanex	2,100	50
Teck Cominco, Cl B	600	46
TELUS	300	16

Total Canada		445

Denmark — 0.1%
Jyske Bank*	1,000	80
D/S Nordern	50	57
Sydbank	550	31
Topdanmark*	275	54

Total Denmark		222

Finland — 0.1%
Outokumpu	1,467	49
Rautaruukki	800	43

Total Finland		92

France — 1.7%
Air France-KLM	8,442	431
BNP Paribas	6,685	775
Cap Gemini	3,210	243
CNP Assurances	312	40
Lafarge	70	11
Societe Generale	3,757	796
Total	4,853	358
Description	Shares	Value (000)
France — continued
Vivendi	2,232	$92

Total France		2,746

Germany — 1.4%
Air Berlin*	402	11
Allianz SE	1,736	395
Balda	129	2
Commerzbank	230	11
Deutsche Bank	4,283	657
Deutsche Lufthansa	2,286	68
E.ON	155	23
Koenig & Bauer	1,376	49
MAN	2,738	363
Salzgitter	2,066	340
ThyssenKrupp	5,348	286

Total Germany		2,205

Hong Kong — 0.2%
ASM Pacific Technology	1,948	12
China Everbright International	156,000	42
China Resources Enterprise	24,000	81
CNOOC	60,000	51
Kingdee International Software Group	90,000	70
Lee & Man Paper Manufacturing	18,000	51
Orient Overseas International	2,200	19
Television Broadcasts	6,000	40
Vtech Holdings	3,326	25

Total Hong Kong		391

Indonesia — 0.2%
Astra International*	60,000	94
Bank Niaga	576,000	53
Bank Rakyat Indonesia	114,000	65
Ciputra Development*	627,000	66
Ramayana Lestari Sentosa	660,000	58

Total Indonesia		336

Italy — 1.0%
Enel	57,414	652
ENI	18,562	616
Fiat*	11,574	340
Fondiaria-Sai	978	52

Total Italy		1,660

Japan — 2.1%
ABILIT	900	5
Aisin Seiki	2,800	92
Alpine Electronics	1,900	31
Arcs	3,700	50
Bosch	1,034	5
Brother Industries	6,000	82
Canon	4,100	230
Central Japan Railway	39	430
Century Leasing System	900	12
Chiba Bank	2,000	17
Cosmos Initia	4,000	25
Daiichikosho	2,800	29
Fuji Heavy Industries	17,000	84
Fujikura	4,000	26
Haseko*	1,500	5
Hudson Soft*	1,200	19

13	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Japan — continued
IBJ Leasing	300	$7
JFE Holdings	4,800	264
JFE Shoji Holdings	5,000	27
Kobayashi Pharmaceutical	500	19
Kyoei Steel	800	22
Leopalace21	3,400	111
Mori Seiki	1,200	32
Nippon Mining Holdings	11,500	92
Nippon Oil	3,000	23
Nippon Steel Trading	4,000	11
Nissan Shatai	3,000	15
Nisshin Oillio Group	1,000	6
NTT Data	34	167
Pacific Management	5	10
Pacific Metals	3,000	48
Seiko	5,000	30
Shinsho	3,000	9
Sumco	6,600	287
Sumitomo Metal Mining	26,000	483
Suzuki Motor	10,400	296
Tokyo Electron	18	1
Tokyo Tekko	3,000	22
Toyota Boshoku	9,100	210
UMC Japan*	91	12
Yamato Kogyo	2,300	75
Yamazen	2,000	14

Total Japan		3,435

Malaysia — 0.1%
Genting	23,200	58
SP Setia	28,000	67
WCT Engineering	28,000	55

Total Malaysia		180

Mexico — 0.1%
GEO SA de CV, Ser B*	16,700	92

Total Mexico		92

Netherlands — 0.9%
Akzo Nobel	73	6
Heineken	1,281	68
ING Groep	12,615	574
Royal Dutch Shell, Cl A	21,936	762
Royal KPN	1,216	21

Total Netherlands		1,431

New Zealand — 0.2%
Air New Zealand	170,375	356

Total New Zealand		356

Norway — 0.1%
Statoil ASA	4,800	134
Tandberg	3,200	68

Total Norway		202

Philippines — 0.2%
Ayala	7,600	95
Bank of the Philippine Islands*	19,000	26
Jollibee Foods	53,000	55
Union Bank of Philippines* (C)	17,900	24
Description	Shares	Value (000)
Philippines — continued
Universal Robina	175,000	$59

Total Philippines		259

Russia — 0.1%
Sberbank	25	98
Unified Energy System	48,000	62

Total Russia		160

Singapore — 0.4%
Midas Holdings	46,000	60
Oversea-Chinese Banking	18,000	106
Rotary Engineering	267,000	176
Singapore Airlines	8,000	95
Singapore Exchange	20,000	96
Singapore Telecommunications	46,550	101
United Test and Assembly Center*	8,000	5

Total Singapore		639

South Africa — 0.2%
MTN Group	5,350	78
Standard Bank Group	5,980	94
Truworths International	18,000	100

Total South Africa		272

South Korea — 0.3%
Daegu Bank	6,000	99
Hyundai Motor	1,300	82
Lotte Shopping	280	105
Osstem Implant*	1,100	52
Samsung Techwin	1,300	52
SSCP*	2,460	69

Total South Korea		459

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria	16,559	396

Total Spain		396

Sweden — 0.3%
Electrolux, Cl B	14,600	380
JM	5,068	174

Total Sweden		554

Switzerland — 0.3%
Nestle	63	25
Zurich Financial Services	1,417	411

Total Switzerland		436

Thailand — 0.1%
CP Seven Eleven	268,000	57
Home Product Center	323,000	50
Kasikornbank	37,000	71

Total Thailand		178

Turkey — 0.0%
Asya Katilim Bankasi*	9,000	52

Total Turkey		52

14	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
United Kingdom — 1.9%
Antofagasta	46,424	$492
Ashtead	6,039	18
AstraZeneca	7,783	423
Aviva	300	5
BHP Billiton	4,211	94
British Airways*	6,354	64
BT Group	40,357	254
CSR*	3,219	49
Hays	12,193	41
HBOS	11,240	241
HSBC Holdings	202	4
J Sainsbury	27,265	311
Kazakhmys	3,354	76
Lavendon Group	2,044	22
Marks & Spencer Group	2,223	33
Michael Page International	5,146	59
Next	1,197	56
Resolution	5,510	71
Royal Bank of Scotland Group	5,232	200
Royal Dutch Shell, Cl B	4,999	176
SABMiller	3,000	71
Sage Group	687	4
Sportingbet	17,204	21
Tate & Lyle	1,914	24
Tesco	1,784	16

Total United Kingdom		2,825

Total Foreign Common Stock (Cost $18,259)		22,345

Foreign Rights — 0.0%
Sweden — 0.0%
JM, expires 6/16/11* (C)	5,068	2

Total Sweden		2

Total Foreign Rights (Cost $—)		2

Foreign Preferred Stock — 0.2%
Germany — 0.2%
Porsche	224	375

Total Foreign Preferred Stock (Cost $234)		375

Investment Company — 0.1%
Index Fund-Mid Cap — 0.1%
iShares Russell Midcap Value Index Fund	500	79

Total Index Fund-MidCap		79

Index Fund-Small Cap — 0.0%
iShares Russell 2000 Growth Index Fund	260	22

Description	Shares/Face Amount (000)	Value (000)
Index Fund-Small Cap — continued
iShares S&P Small Cap 600 Value Income Index	200	$16

Total Index Fund-Small Cap		38

Total Investment Company (Cost $101)		117

U.S. Government Agency Obligations — 10.1%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	$11	11
6.000%, 11/01/36	1,579	1,592
6.000%, 12/01/36	49	50
6.000%, 01/01/37	253	255
6.000%, 08/01/29	29	29
5.858%, 12/01/36 (A)	511	516
5.795%, 03/21/11	80	83
5.870%, 01/01/37 (A)	642	648
5.791%, 03/01/37 (A)	180	181
5.500%, 09/01/17	68	69
5.500%, 09/01/19	65	65
5.500%, 08/01/20	395	396
5.500%, 02/01/21	13	13
5.500%, 02/01/21	222	222
5.500%, 05/01/21	53	53
5.500%, 09/01/21	205	205
5.500%, 04/01/22	495	496
5.500%, 10/01/34	80	79
5.500%, 01/01/35	37	36
5.500%, 02/01/35	229	226
5.500%, 03/01/35	77	76
5.500%, 06/01/35	732	724
5.267%, 04/01/37	375	374
5.250%, 11/03/09	675	677
5.250%, 02/24/11	525	526
5.000%, 10/16/09	260	260
5.000%, 07/01/21	626	617
Federal National Mortgage Association 6.500%, 03/01/35	250	256
6.500%, 04/01/36	234	239
6.500%, 05/01/36	536	548
6.500%, 05/01/36	65	66
6.500%, 05/01/36	274	280
6.500%, 12/01/36	217	222
6.250%, 02/01/11	400	420
6.000%, 01/01/29	151	153
6.000%, 05/01/33	129	131
6.000%, 07/01/36	239	241
6.000%, 07/01/36	286	288
6.000%, 08/01/36	40	41
6.000%, 11/01/36	605	610
6.000%, 12/01/36	232	234
5.500%, 03/01/20	76	76
5.500%, 04/01/21	43	43
5.500%, 03/01/35	225	223
5.500%, 06/01/35	285	283
5.500%, 07/01/35	402	398
5.500%, 09/01/35	16	16
5.500%, 10/01/35	13	13
5.500%, 12/01/35	1,266	1,254
5.500%, 01/01/36	286	284
5.500%, 03/01/36	302	299
5.500%, 03/01/36	372	369
5.500%, 04/01/36	167	165

15	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — continued
Federal National Mortgage Association 5.500%, 11/01/36	$211	$209
5.125%, 01/02/14	95	95
5.000%, 03/01/20	39	39
Federal National Mortgage Association TBA 5.000%, 05/01/33	275	266

Total U.S. Government Agency Obligations (Cost $16,205)		16,240

Corporate Bonds — 9.2%
Abbott Laboratories 5.600%, 05/15/11	260	265
Advanta Capital Trust, Ser B 8.990%, 12/17/26	119	120
Ahern Rentals 9.250%, 08/15/13	211	220
Alcoa 5.900%, 02/01/27	40	40
Allegheny Energy Supply 144A 8.250%, 04/15/12	50	54
America Movil 6.375%, 03/01/35	25	25
American General Finance, Ser G MTN 5.375%, 09/01/09	120	121
Ameriprise Financial 5.350%, 11/15/10	100	101
Amgen 4.000%, 11/18/09	40	39
Apache 5.250%, 04/15/13	60	60
Appalachian Power 5.550%, 04/01/11	110	111
Aramark 144A(A) 8.860%, 02/01/15	105	108
AT&T Wireless 8.750%, 03/01/31	75	98
7.875%, 03/01/11	90	99
Bank of America 5.375%, 08/15/11	285	288
Bank One 5.900%, 11/15/11	90	93
5.250%, 01/30/13	145	145
Belden CDT 144A 7.000%, 03/15/17	105	107
Canadian National Railway 5.800%, 06/01/16	125	128
Canadian National Resources 5.700%, 05/15/17	185	186
Cascades 7.250%, 02/15/13	211	214
Caterpillar Financial Services 5.050%, 12/01/10	150	150
Chesapeake Energy 6.500%, 08/15/17	208	207
ChevronTexaco 3.500%, 09/17/07	220	219
Chubb 4.934%, 11/16/07	90	90
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Cimarex Energy 7.125%, 05/01/17	$157	$159
Cisco Systems 5.500%, 02/22/16	70	70
5.250%, 02/22/11	275	277
Citigroup 5.100%, 09/29/11	230	230
Coleman Cable 144A 9.875%, 10/01/12	160	168
Columbus Southern Power, Ser C 5.500%, 03/01/13	80	81
Comcast 5.900%, 03/15/16	160	163
5.875%, 02/15/18	40	40
5.300%, 01/15/14	60	60
Conocophillips Canada 5.625%, 10/15/16	150	153
Cosan Finance 144A 7.000%, 02/01/17	100	99
Costco Wholesale 5.500%, 03/15/17	80	81
CRH America 6.000%, 09/30/16	35	36
DaimlerChrysler 4.750%, 01/15/08	160	159
Deluxe, Ser B 3.500%, 10/01/07	197	193
Denbury Resources 7.500%, 04/01/13	153	156
Deutsche Telekom 8.000%, 06/15/10	240	260
Dominion Resources, Ser A 5.600%, 11/15/16	35	35
Echostar DBS 7.125%, 02/01/16	200	208
Energy Partners 144A (A) 10.480%, 04/15/13	260	264
ERP Operating 5.125%, 03/15/16	75	73
FedEx 5.500%, 08/15/09	60	60
Ford Motor Credit 7.375%, 10/28/09	200	200
FPL Group Capital 5.625%, 09/01/11	305	310
FTI Consulting 7.750%, 10/01/16	200	209
General Electric Capital, Ser A MTN 4.375%, 03/03/12	100	97
General Electric Capital, Ser G MTN 5.720%, 08/22/11	130	131
General Motors Acceptance 7.000%, 02/01/12	210	212
Gregg Appliances 9.000%, 02/01/13	150	159
Hartford Financial Services Group 5.375%, 03/15/17	65	65
Hospira 6.050%, 03/30/17	40	40
HSBC Finance 6.375%, 10/15/11	200	209
J.C. Penney 8.125%, 04/01/27	50	51

16	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
John Deere Capital 5.400%, 10/17/11	$60	$61
John Deere Capital, Ser D MTN 4.400%, 07/15/09	155	153
Kansas City Southern 9.500%, 10/01/08	89	93
Landry's Restaurants, Ser B 7.500%, 12/15/14	250	249
Masco 6.125%, 10/03/16	35	35
Mastec 144A 7.625%, 02/01/17	100	101
Merrill Lynch 5.450%, 07/15/14	150	151
Metlife 5.375%, 12/15/12	60	61
5.000%, 06/15/15	150	146
MGM Mirage 6.625%, 07/15/15	45	44
5.875%, 02/27/14	55	52
Midamerican Energy Holdings 5.875%, 10/01/12	240	248
Morgan Stanley 4.000%, 01/15/10	115	112
Neenah Paper 7.375%, 11/15/14	156	151
Nextel Communications, Ser E 6.875%, 10/31/13	135	139
Norampac 6.750%, 06/01/13	211	209
Pemex Project 8.500%, 02/15/08	185	189
PGS Solutions 144A 9.625%, 02/15/15	131	133
PNC Funding 4.200%, 03/10/08	70	69
Prologis Trust 7.100%, 04/15/08	35	35
Prudential Financial, Ser B MTN 5.100%, 09/20/14	40	39
PSE&G Power 7.750%, 04/15/11	120	130
6.950%, 06/01/12	105	112
PSI Energy 6.050%, 06/15/16	60	62
Puget Sound Energy 6.274%, 03/15/37	40	41
Quebecor World 144A 9.750%, 01/15/15	150	158
Qwest 8.875%, 03/15/12	100	111
7.500%, 10/01/14	100	106
R.H. Donelley, Ser A-3 8.875%, 01/15/16	106	115
Residential Capital 144A(A) 7.187%, 04/17/09	170	169
Rogers Cable 6.750%, 03/15/15	30	32
Rogers Wireless 8.000%, 12/15/12	160	171
SBC Communications 5.625%, 06/15/16	65	65
5.100%, 09/15/14	170	167

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Schering-Plough 6.750%, 12/01/33	$60	$67
5.550%, 12/01/13	165	169
Shell International 5.625%, 06/27/11	120	123
Simon Property Group 5.750%, 12/01/15	55	56
SLM 5.450%, 04/25/11	135	130
Southern Power, Ser B 6.250%, 07/15/12	75	78
Stater Brothers Holdings 8.125%, 06/15/12	50	52
Stater Brothers Holdings, 144A 7.750%, 04/15/15	100	103
Telecom Italia Capital 4.000%, 11/15/08	240	236
TFM Sa De Cv 9.375%, 05/01/12	50	54

Time Warner 6.875%, 05/01/12	130	138
5.000%, 06/15/15	150	146
Time Warner Cable 144A 5.850%, 05/01/17	75	75
Toys R Us 7.875%, 04/15/13	50	47
Turanalem Finance 144A 8.250%, 01/22/37	200	201
Union Pacific 3.875%, 02/15/09	295	289
Uno Restaurant 144A 10.000%, 02/15/11	50	43
Vodafone Group 6.150%, 02/27/37	40	39
Wachovia MTN 5.700%, 08/01/13	190	195
Wal-mart Stores 4.550%, 05/01/13	75	73
Washington Mutual Financial 6.875%, 05/15/11	60	64
Weyerhaeuser 5.950%, 11/01/08	20	20
Willis North America 6.200%, 03/28/17	40	40
Wyeth 5.500%, 02/01/14	80	81
Xcel Energy 144A 5.613%, 04/01/17	262	262
Xerox Capital Trust I 8.000%, 02/01/27	174	176

Total Corporate Bonds (Cost $14,608)		14,756

U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds 7.500%, 11/15/16	100	122
5.375%, 02/15/31	855	916
4.500%, 02/15/36	1,675	1,588
U.S. Treasury Notes 4.875%, 08/15/09	300	302
4.875%, 05/31/08	85	85
4.875%, 07/31/11	695	705
4.750%, 05/15/14	1,405	1,420

17	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — continued
4.625%, 02/15/17	$795	$795
4.625%, 11/15/09	700	701
4.625%, 02/29/12	1,540	1,547
4.625%, 11/15/16	2,470	2,469
4.500%, 03/31/12	125	125
4.500%, 11/30/11	1,410	1,409
3.875%, 07/31/07	260	259
3.875%, 07/15/10	3,252	3,192
3.375%, 09/15/09	760	740

Total U.S. Treasury Obligations (Cost $16,384)		16,375

Foreign Bonds — 1.0%
Bundesrepublik, Ser 02 (EUR) 5.000%, 07/04/12	90	128
Bundesrepublik, Ser 03 (EUR) 3.750%, 07/04/13	199	266
Bundesrepublik, Ser 04 (EUR) 3.750%, 01/04/15	91	121
Bundesrepublik, Ser 05 (EUR) 3.500%, 01/04/16	110	143
Canada (CAD) 5.750%, 06/01/33	120	134
5.250%, 06/01/13	139	133
Citigroup, Ser INTL (JPY) 2.400%, 10/31/25	8,000	67
Netherlands Government (EUR) 4.250%, 07/15/13	95	130
United Kingdom Gilt (GBP) 4.000%, 09/07/16	220	406

Total Foreign Bonds (Cost $1,457)		1,528

Mortgage Related — 2.5%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	$420	418
Banc of America Mortgage CMO, Ser D, Cl 2A4 (A) 4.777%, 05/25/35	315	312
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	225	220
Bear Stearns CMBS, Ser 2005-T20, Cl A2 (A) 5.127%, 10/12/42	220	220
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	325	329
Bear Stearns CMBS, Ser 2006-T22, Cl A2 (A) 5.466%, 04/12/38	260	263
Chase Mortgage Finance CMO, Ser 2004-S1, Cl A3 5.500%, 02/25/19	12	13
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2 (A) 6.086%, 09/25/36	400	407
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1 (A) 6.054%, 09/25/36	321	322
Description	Face Amount (000)/Shares	Value (000)
Mortgage Related — continued
Citigroup CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	$320	$310
JP Morgan Chase CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	235	229
JP Morgan Chase CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	205	202
JP Morgan Mortgage Trust CMO, Ser 2006-A4, Cl 3A2 (A) 5.991%, 06/25/36	205	206
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	331	330
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	295	295

Total Mortgage Related (Cost $4,067)		4,076

Cash Equivalent — 4.6%
Evergreen Select Money Market Fund Institutional Class, 5.21% (B)	7,455,351	7,455

Total Cash Equivalent (Cost $7,455)		7,455

Warrants — 0.3%
Amorepacific 144A, expires 6/16/09*	8,700	60
Asian Paints 144A, expires 6/15/09*	4,400	87
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	9,400	74
Nicholas Piramal India 144A, expires 10/26/09*	12,800	80
Suzlon Energy Limited 144A, expires 6/4/07*	2,300	67
TXC 144A, expires 1/27/12*	36,000	66
Union Bank of India 144A, expires 05/18/09*	26,000	53

Total Warrants (Cost $437)		487

Total Investments — 99.4% † (Cost $144,890)		159,779

Other Assets and Liabilities, Net — 0.6%		990

Total Net Assets — 100.0%		$ 160,769

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $2,862 (000), representing 1.8% of the net assets of the Fund.

18	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

(A) — Variable rate security — the rate reported on the Schedule of Investments represents the rate as of April 30, 2007.
(B) — Rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.

(C) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $26 (000), representing 0.0% of net assets.

(D) — Security purchased on a when-issued basis.
ADR — American Depositary Receipt
B2B — Business to Business
CAD — Canadian Dollar
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen
MTN — Medium-Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
TBA — To Be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund's investments was $144,890,198, and the unrealized appreciation and depreciation were $16,048,677 and $(1,160,172), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

19	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

April 30, 2007 (Unaudited)

As of April 30, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
6/13/2007	EUR	(124,243)	AUD	207,715	$2,432
6/13/2007	GBP	(139,357)	AUD	345,963	8,343
6/13/2007	USD	(100,000)	AUD	125,406	4,000
6/13/2007	EUR	(21,618)	CAD	33,040	268
6/13/2007	USD	(40,259)	CAD	46,580	1,777
6/13/2007	EUR	(100,081)	DKK	746,170	80
6/13/2007	USD	(129,472)	DKK	728,072	4,089
6/13/2007	GBP	(248,102)	EUR	368,080	7,185
6/13/2007	NOK	(307,412)	EUR	38,100	331
6/13/2007	CAD	(185,732)	EUR	120,000	(3,587)
6/13/2007	AUD	(197,518)	EUR	120,000	225
6/13/2007	USD	(4,915,507)	EUR	3,686,328	123,353
6/13/2007	USD	(748,137)	GBP	380,925	13,315
6/13/2007	EUR	(221,414)	GBP	150,000	(2,808)
6/13/2007	USD	(1,005,989)	JPY	118,606,057	(7,193)
6/13/2007	EUR	(1,059,652)	JPY	164,139,381	(66,205)
6/13/2007	USD	(69,850)	NOK	423,991	1,522
6/13/2007	EUR	(180,000)	NOK	1,458,202	(577)
6/13/2007	EUR	(108,131)	SEK	999,229	1,818
6/13/2007	AUD	(262,563)	USD	207,950	(9,796)
6/13/2007	SEK	(582,027)	USD	83,490	(3,661)
6/13/2007	EUR	(48,903)	USD	64,667	(2,179)

					$72,732

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

20	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 25.2%
Advertising Services — 0.0%
Getty Images*	30	$2

Total Advertising Services		2

Aerospace/Defense — 0.6%
Boeing	1,198	112
General Dynamics	1,010	79
Rockwell Collins	1,270	83

Total Aerospace/Defense		274

Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems*	500	47
DRS Technologies	50	2
Goodrich	100	6

Total Aerospace/Defense-Equipment		55

Agricultural Chemicals — 0.3%
Agrium	700	27
Monsanto	1,880	111

Total Agricultural Chemicals		138

Agricultural Operations — 0.1%
Archer-Daniels-Midland	641	25
Tejon Ranch*	15	1

Total Agricultural Operations		26

Airlines — 0.1%
AMR*	900	23
Delta Airlines* (D)	50	1
UAL*	110	4
US Airways Group*	70	3

Total Airlines		31

Applications Software — 0.2%
Citrix Systems*	165	5
Intuit*	150	4
Microsoft	1,900	57
Satyam Computer Services ADR	70	2

Total Applications Software		68

Audio/Video Products — 0.1%
Harman International	400	49

Total Audio/Video Products		49

Auto-Cars/Light Trucks — 0.0%
General Motors	27	1

Total Auto-Cars/Light Trucks		1

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	380	20

Total Beverages-Non-Alcoholic		20

Brewery — 0.1%
Molson Coors Brewing, Cl B	550	52

Total Brewery		52

Description	Shares	Value (000)
Broadcast Services/Programming — 0.0%
Clear Channel Communications	8	$—

Total Broadcast Services/Programming		—

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	220	32

Total Building Products-Cement/Aggregate		32

Building Products-Light Fixtures — 0.1%
Genlyte Group*	400	31

Total Building Products-Light Fixtures		31

Building-Heavy Construction — 0.0%
Washington Group International*	50	3

Total Building-Heavy Construction		3

Building-Residential/Commercial — 0.1%
DR Horton	535	12
Lennar, Cl A	270	11
Pulte Homes	435	12

Total Building-Residential/Commercial		35

Cable TV — 0.1%
Comcast, Cl A*	540	14
Directv Group*	1,109	27

Total Cable TV		41

Casino Hotels — 0.1%
Harrah's Entertainment	2	—
MGM Mirage*	920	62

Total Casino Hotels		62

Casino Services — 0.2%
International Game Technology	1,765	67

Total Casino Services		67

Cellular Telecommunications — 0.6%
MetroPCS Communications*	1,350	38
NII Holdings*	2,677	205

Total Cellular Telecommunications		243

Chemicals-Diversified — 0.1%
E.I. du Pont de Nemours	970	48
Lyondell Chemical	60	2

Total Chemicals-Diversified		50

Chemicals-Specialty — 0.1%
Hercules*	256	5
Lubrizol	800	48

Total Chemicals-Specialty		53

Coal — 0.1%
Arch Coal	90	3
Consol Energy	900	38

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Coal — continued
Peabody Energy	325	$16

Total Coal		57

Commercial Banks-Southern US — 0.1%
Colonial BancGroup	2,300	55

Total Commercial Banks-Southern US		55

Commercial Services — 0.0%
ChoicePoint*	155	6

Total Commercial Services		6

Commercial Services-Finance — 0.0%
Western Union	876	18

Total Commercial Services-Finance		18

Computer Services — 0.4%
Ceridian*	1,450	49
Cognizant Technology Solutions, Cl A*	1,360	122

Total Computer Services		171

Computers — 0.7%
Apple*	1,410	141
Dell*	340	9
Hewlett-Packard	2,406	101
International Business Machines	356	36

Total Computers		287

Computers-Integrated Systems — 0.2%
Brocade Communication Systems*	6,390	62
NCR*	15	1

Total Computers-Integrated Systems		63

Computers-Memory Devices — 0.1%
EMC*	1,370	21
Network Appliance*	540	20
Smart Modular Technologies*	150	2

Total Computers-Memory Devices		43

Consumer Products-Miscellaneous — 0.0%
Clorox	89	6

Total Consumer Products-Miscellaneous		6

Containers-Metal/Glass — 0.1%
Owens-Illinois*	1,500	45

Total Containers-Metal/Glass		45

Containers-Paper/Plastic — 0.1%
Sealed Air	1,300	43

Total Containers-Paper/Plastic		43

Cruise Lines — 0.1%
Carnival	748	37

Total Cruise Lines		37

Data Processing/Management — 0.0%
Automatic Data Processing	380	17
Description	Shares	Value (000)
Data Processing/Management — continued
Fair Isaac	40	$1
First Data	18	1

Total Data Processing/Management		19

Dental Supplies & Equipment — 0.0%
Patterson*	70	3

Total Dental Supplies & Equipment		3

Diagnostic Equipment — 0.0%
Gen-Probe*	283	14

Total Diagnostic Equipment		14

Dialysis Centers — 0.0%
DaVita*	50	3

Total Dialysis Centers		3

Disposable Medical Products — 0.1%
C.R. Bard	270	22

Total Disposable Medical Products		22

Distribution/Wholesale — 0.0%
Fastenal	345	14

Total Distribution/Wholesale		14

Diversified Manufacturing Operations — 0.6%
3M	595	49
Dover	475	23
General Electric	1,660	61
Honeywell International	771	42
Illinois Tool Works	1,018	52
Tyco International	1,032	34

Total Diversified Manufacturing Operations		261

E-Commerce/Services — 0.0%
Expedia*	209	5

Total E-Commerce/Services		5

Electric Products-Miscellaneous — 0.1%
Emerson Electric	663	31

Total Electric Products-Miscellaneous		31

Electric-Generation — 0.1%
AES*	947	21

Total Electric-Generation		21

Electric-Integrated — 0.9%
Alliant Energy	950	42
Centerpoint Energy	3,800	72
Dominion Resources	440	40
DTE Energy	1,100	56
Duke Energy	1,388	28
Entergy	592	67
PPL	1,500	65
TXU	15	1

Total Electric-Integrated		371

Electronic Components-Miscellaneous — 0.0%
Celestica*	400	3

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Electronic Components-Miscellaneous — continued
Flextronics International*	365	$4
Jabil Circuit	70	1

Total Electronic Components-Miscellaneous		8

Electronic Components-Semiconductors — 0.4%
DSP Group*	330	6
International Rectifier*	50	2
MEMC Electronic Materials*	300	17
Nvidia*	2,830	93
PMC-Sierra*	530	4
QLogic*	1,450	26
Semtech*	300	4
Sirf Technology Holdings*	50	1
Xilinx	645	19

Total Electronic Components-Semiconductors		172

Electronic Forms — 0.2%
Adobe Systems*	2,020	84

Total Electronic Forms		84

Electronic Measuring Instruments — 0.1%
Agilent Technologies*	1,300	45

Total Electronic Measuring Instruments		45

Electronic Parts Distribution — 0.1%
Arrow Electronics*	1,000	40

Total Electronic Parts Distribution		40

Electronics-Military — 0.0%
L-3 Communications Holdings	210	19

Total Electronics-Military		19

Energy-Alternate Sources — 0.1%
Covanta Holding*	1,500	37

Total Energy-Alternate Sources		37

Engineering/R&D Services — 0.1%
Fluor	340	33

Total Engineering/R&D Services		33

Enterprise Software/Services — 0.3%
BMC Software*	1,000	32
Lawson Software*	500	4
Oracle*	3,440	65
Sybase*	1,600	39

Total Enterprise Software/Services		140

Entertainment Software — 0.1%
Activision*	1,765	35
Electronic Arts*	40	2

Total Entertainment Software		37

Fiduciary Banks — 0.2%
Bank of New York	1,160	47
Mellon Financial	7	1
Northern Trust	750	47

Total Fiduciary Banks		95

Description	Shares	Value (000)
Filtration/Separation Products — 0.1%
Pall	900	$38

Total Filtration/Separation Products		38

Finance-Consumer Loans — 0.1%
SLM	1,101	59

Total Finance-Consumer Loans		59

Finance-Credit Card — 0.0%
American Express	200	12

Total Finance-Credit Card		12

Finance-Investment Banker/Broker — 0.6%
Citigroup	1,347	72
Greenhill	70	5
JPMorgan Chase	1,210	63
Lazard, Cl A	1,920	104
Lehman Brothers Holdings	82	6
Morgan Stanley	165	14
Optionsxpress Holdings	210	5

Total Finance-Investment Banker/Broker		269

Finance-Other Services — 0.1%
Asset Acceptance Capital*	300	6
Nasdaq Stock Market*	1,140	37

Total Finance-Other Services		43

Financial Guarantee Insurance — 0.1%
AMBAC Financial Group	360	33
MGIC Investment	380	23

Total Financial Guarantee Insurance		56

Food-Dairy Products — 0.1%
Dean Foods	750	27

Total Food-Dairy Products		27

Food-Meat Products — 0.0%
Tyson Foods, Cl A	352	7

Total Food-Meat Products		7

Food-Miscellaneous/Diversified — 0.1%
ConAgra Foods	413	10
Kraft Foods, Cl A	772	26
Unilever	200	6

Total Food-Miscellaneous/Diversified		42

Food-Retail — 0.0%
Kroger	430	13

Total Food-Retail		13

Food-Wholesale/Distribution — 0.0%
Sysco	360	12
United Natural Foods*	160	5

Total Food-Wholesale/Distribution		17

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Forestry — 0.1%
Plum Creek Timber	1,100	$44

Total Forestry		44

Gas-Distribution — 0.0%
WGL Holdings	70	2

Total Gas-Distribution		2

Golf — 0.0%
Callaway Golf	170	3

Total Golf		3

Hazardous Waste Disposal — 0.1%
Stericycle*	395	34

Total Hazardous Waste Disposal		34

Health Care Cost Containment — 0.1%
McKesson	513	30

Total Health Care Cost Containment		30

Hotels & Motels — 0.1%
InterContinental Hotels ADR	90	2
Marriott International, Cl A	605	27
Wyndham Worldwide*	70	3

Total Hotels & Motels		32

Human Resources — 0.3%
Hewitt Associates, Cl A*	1,930	58
Manpower	350	28
Monster Worldwide*	595	25

Total Human Resources		111

Independent Power Producer — 0.0%
Calpine*	310	1
Mirant*	50	2
Reliant Energy*	195	5

Total Independent Power Producer		8

Industrial Automation/Robot — 0.0%
Cognex	120	3

Total Industrial Automation/Robot		3

Industrial Gases — 0.3%
Air Products & Chemicals	50	4
Praxair	1,770	114

Total Industrial Gases		118

Instruments-Scientific — 0.1%
PerkinElmer	2,300	56

Total Instruments-Scientific		56

Insurance Brokers — 0.0%
Marsh & McLennan	440	14

Total Insurance Brokers		14

Internet Infrastructure Software — 0.1%
F5 Networks*	265	20

Total Internet Infrastructure Software		20

Description	Shares	Value (000)
Internet Security — 0.1%
Checkfree*	120	$4
Symantec*	1,400	25

Total Internet Security		29

Investment Management/Advisory Services — 0.2%
Franklin Resources	370	49
Legg Mason	395	39

Total Investment Management/Advisory Services		88

Life/Health Insurance — 0.2%
Cigna	450	70

Total Life/Health Insurance		70

Linen Supply & Related Items — 0.0%
Cintas	80	3

Total Linen Supply & Related Items		3

Machine Tools & Related Products — 0.1%
Kennametal	800	56

Total Machine Tools & Related Products		56

Machinery-Construction & Mining — 0.3%
Caterpillar	1,030	75
Terex*	496	38

Total Machinery-Construction & Mining		113

Machinery-General Industry — 0.1%
Manitowoc	345	23
Wabtec	645	24

Total Machinery-General Industry		47

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	45	2

Total Machinery-Print Trade		2

Medical Information Systems — 0.2%
Cerner*	1,350	72
IMS Health	160	5

Total Medical Information Systems		77

Medical Instruments — 0.2%
Medtronic	1,520	80
St. Jude Medical*	90	4

Total Medical Instruments		84

Medical Labs & Testing Services — 0.1%
Covance*	230	14
Laboratory Corp of America Holdings*	400	31

Total Medical Labs & Testing Services		45

Medical Products — 0.2%
Baxter International	819	46
Henry Schein*	825	43

Total Medical Products		89

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 0.4%
Celgene*	705	$43
Genzyme*	1,470	96
Invitrogen*	90	6
PDL BioPharma*	1,118	28

Total Medical-Biomedical/Genetic		173

Medical-Drugs — 1.2%
Allergan	590	71
Angiotech Pharmaceuticals*	400	2
Bristol-Myers Squibb	1,615	47
Cephalon*	930	74
Pfizer	5,778	153
Schering-Plough	3,710	118
Wyeth	1,117	62

Total Medical-Drugs		527

Medical-HMO — 0.1%
WellPoint*	733	58

Total Medical-HMO		58

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	700	42

Total Medical-Hospitals		42

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	165	7

Total Medical-Outpatient/Home Medical		7

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	773	38
Cardinal Health	425	30

Total Medical-Wholesale Drug Distributors		68

Metal Processors & Fabricators — 0.2%
Commercial Metals	1,700	57
Haynes International*	20	1
Precision Castparts	405	42

Total Metal Processors & Fabricators		100

Metal-Aluminum — 0.0%
Alcoa	240	9

Total Metal-Aluminum		9

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	288	19
Hudbay Minerals*	300	6

Total Metal-Diversified		25

Miscellaneous Manufacturing — 0.0%
Aptargroup	40	3

Total Miscellaneous Manufacturing		3

Multi-Line Insurance — 0.7%
ACE	136	8
Allstate	710	44
American International Group	660	46
Cincinnati Financial	1,050	48
Description	Shares	Value (000)
Multi-Line Insurance — continued
Hartford Financial Services Group	365	$37
Loews	639	30
Metlife	461	30
XL Capital, Cl A	780	61

Total Multi-Line Insurance		304

Networking Products — 0.1%
Cisco Systems*	740	20

Total Networking Products		20

Non-Ferrous Metals — 0.2%
Cameco	1,640	76
USEC*	140	3

Total Non-Ferrous Metals		79

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries*	3,850	52
Waste Management	250	9

Total Non-Hazardous Waste Disposal		61

Office Automation & Equipment — 0.0%
Pitney Bowes	110	5

Total Office Automation & Equipment		5

Office Supplies & Forms — 0.1%
Avery Dennison	700	44

Total Office Supplies & Forms		44

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	170	14
Patterson-UTI Energy	610	15
Pride International*	130	4
Rowan	70	3

Total Oil & Gas Drilling		36

Oil Companies-Exploration & Production — 0.4%
Denbury Resources*	410	14
Mariner Energy*	110	2
Murphy Oil	200	11
Newfield Exploration*	800	35
Southwestern Energy*	2,475	104
Ultra Petroleum*	360	20

Total Oil Companies-Exploration & Production		186

Oil Companies-Integrated — 0.6%
BP ADR	253	17
Chevron	185	14
ConocoPhillips	822	57
Exxon Mobil	682	54
Hess	700	40
Marathon Oil	123	12
Occidental Petroleum	1,174	60

Total Oil Companies-Integrated		254

Oil Field Machinery & Equipment — 0.1%
Grant Prideco*	370	19

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Field Machinery & Equipment — continued
National Oilwell Varco*	440	$37

Total Oil Field Machinery & Equipment		56

Oil Refining & Marketing — 0.1%
Tesoro	448	54

Total Oil Refining & Marketing		54

Oil-Field Services — 0.1%
Hanover Compressor*	180	4
Helix Energy Solutions*	1,050	40

Total Oil-Field Services		44

Paper & Related Products — 0.1%
Abitibi-Consolidated	1,900	5
Domtar*	2,900	28
MeadWestvaco	130	4
Smurfit-Stone Container*	225	3

Total Paper & Related Products		40

Pharmacy Services — 0.2%
Medco Health Solutions*	120	9
Omnicare	1,620	54

Total Pharmacy Services		63

Physical Practice Management — 0.1%
Pediatrix Medical Group*	600	34

Total Physical Practice Management		34

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions*	415	15

Total Physical Therapy/Rehabilitation Centers		15

Pipelines — 0.3%
El Paso	1,540	23
National Fuel Gas	950	45
Questar	550	53
Spectra Energy	684	18

Total Pipelines		139

Platinum — 0.0%
Stillwater Mining*	210	3

Total Platinum		3

Printing-Commercial — 0.1%
RR Donnelley & Sons	1,261	51

Total Printing-Commercial		51

Property/Casualty Insurance — 0.4%
Arch Capital Group*	750	55
Safeco	850	57
Travelers	453	24
WR Berkley	1,550	50

Total Property/Casualty Insurance		186

Publishing-Books — 0.0%
Scholastic*	50	2

Total Publishing-Books		2

Description	Shares	Value (000)
Publishing-Newspapers — 0.1%
Gannett	407	$23

Total Publishing-Newspapers		23

Quarrying — 0.1%
Vulcan Materials	360	45

Total Quarrying		45

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	1,605	54

Total Real Estate Management/Services		54

Reinsurance — 0.4%
Allied World Assurance Holdings	130	6
Aspen Insurance Holdings	225	6
Axis Capital Holdings	110	4
Berkshire Hathaway, Cl B*	6	22
Everest Re Group	45	4
Montpelier Re Holdings	300	5
PartnerRe	800	58
RenaissanceRe Holdings	1,000	54

Total Reinsurance		159

REITs-Apartments — 0.1%
Apartment Investment & Management, Cl A	500	28

Total REITs-Apartments		28

REITs-Hotels — 0.0%
Host Hotels & Resorts	65	2

Total REITs-Hotels		2

REITs-Office Property — 0.1%
Boston Properties	300	35

Total REITs-Office Property		35

REITs-Regional Malls — 0.1%
CBL & Associates Properties	600	27

Total REITs-Regional Malls		27

Rental Auto/Equipment — 0.0%
Avis Budget Group*	60	2

Total Rental Auto/Equipment		2

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch, Cl A	840	69
Aeropostale*	955	39
Men's Wearhouse	800	35

Total Retail-Apparel/Shoe		143

Retail-Building Products — 0.1%
Lowe's	1,990	61

Total Retail-Building Products		61

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	1,330	44

Total Retail-Computer Equipment		44

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Discount — 0.0%
Dollar General	666	$14
Wal-mart	79	4

Total Retail-Discount		18

Retail-Drug Store — 0.3%
CVS	3,151	114
Rite Aid*	5,400	33

Total Retail-Drug Store		147

Retail-Major Department Store — 0.2%
JC Penney	780	62
Sears Holdings*	130	25

Total Retail-Major Department Store		87

Retail-Office Supplies — 0.0%
Office Depot*	74	3
OfficeMax	65	3

Total Retail-Office Supplies		6

Retail-Pet Food & Supplies — 0.1%
Petsmart	940	31

Total Retail-Pet Food & Supplies		31

Retail-Regional Department Store — 0.1%
Dillard's, Cl A	1,200	42

Total Retail-Regional Department Store		42

Retail-Restaurants — 0.3%
Cheesecake Factory*	150	4
Panera Bread, Cl A*	595	33
Starbucks*	2,650	82

Total Retail-Restaurants		119

Retail-Sporting Goods — 0.0%
Dick's Sporting Goods*	280	16

Total Retail-Sporting Goods		16

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	80	3

Total Retirement/Aged Care		3

Rubber-Tires — 0.0%
Goodyear Tire & Rubber*	257	9

Total Rubber-Tires		9

S&L/Thrifts-Western US — 0.2%
Washington Federal	1,840	44
Washington Mutual	531	22

Total S&L/Thrifts-Western US		66

Schools — 0.1%
ITT Educational Services*	275	27

Total Schools		27

Semiconductor Components-Integrated Circuits — 0.1%
Cypress Semiconductor*	60	1
Integrated Device Technology*	80	1
Description	Shares	Value (000)
Semiconductor Components-Integrated Circuits — continued
Maxim Integrated Products	1,690	$54

Total Semiconductor Components-Integrated Circuits		56

Semiconductor Equipment — 0.0%
Applied Materials	661	13

Total Semiconductor Equipment		13

Steel-Producers — 0.0%
Nucor	300	19

Total Steel-Producers		19

Steel-Specialty — 0.2%
Allegheny Technologies	617	68

Total Steel-Specialty		68

Super-Regional Banks-US — 0.3%
Bank of America	941	48
Capital One Financial	776	58
PNC Financial Services Group	79	6
Wells Fargo	1,044	37

Total Super-Regional Banks-US		149

Telecommunications Equipment — 0.0%
Plantronics	150	4

Total Telecommunications Equipment		4

Telecommunications Services — 0.3%
Amdocs*	1,460	54
Embarq	700	42
Time Warner Telecom, Cl A*	1,345	27

Total Telecommunications Services		123

Telephone-Integrated — 0.3%
AT&T	1,948	75
Sprint Nextel	138	3
Verizon Communications	1,604	61

Total Telephone-Integrated		139

Therapeutics — 0.3%
Gilead Sciences*	1,450	118
Medicines*	240	5
Warner Chilcott, Cl A*	210	4

Total Therapeutics		127

Tobacco — 0.4%
Altria Group	783	54
Imperial Tobacco Group ADR	766	67
UST	630	36

Total Tobacco		157

Tools-Hand Held — 0.1%
Stanley Works	730	43

Total Tools-Hand Held		43

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Transport-Equipment & Leasing — 0.0%
GATX	45	$2

Total Transport-Equipment & Leasing		2

Transport-Rail — 0.3%
Burlington Northern Santa Fe	413	36
Canadian Pacific Railway	800	51
CSX	1,100	47

Total Transport-Rail		134

Transport-Services — 0.1%
FedEx	33	3
Ryder System	72	4
UTI Worldwide	795	19

Total Transport-Services		26

Veterinary Diagnostics — 0.0%
VCA Antech*	435	17

Total Veterinary Diagnostics		17

Vitamins & Nutrition Products — 0.1%
Herbalife	705	28

Total Vitamins & Nutrition Products		28

Web Hosting/Design — 0.1%
Equinix*	255	21

Total Web Hosting/Design		21

Web Portals/ISP — 0.4%
Google, Cl A*	203	95
Yahoo!*	2,060	58

Total Web Portals/ISP		153

Wireless Equipment — 0.6%
American Tower, Cl A*	3,860	147
Nokia ADR	1,564	39
Qualcomm	1,510	67

Total Wireless Equipment		253

Total Common Stock (Cost $9,150)		10,813

Foreign Common Stock — 7.0%
Australia — 0.4%
BHP Billiton	649	16
Commonwealth Bank of Australia	150	6
CSL Ltd/Australia	205	15
Leighton Holdings	551	16
QBE Insurance Group	906	23
Rio Tinto	328	22
Sally Malay Mining*	4,615	20
Santos	2,369	22
Tattersall's	6,632	28
Telstra	1,700	7
Description	Shares	Value (000)
Australia — continued
Woolworths	200	$5

Total Australia		180

Austria — 0.2%
Andritz	100	26
Telekom Austria	200	5
Voestalpine	1,059	71

Total Austria		102

Belgium — 0.1%
Dexia	625	20
Fortis	350	16

Total Belgium		36

Canada — 0.2%
Bank of Nova Scotia	600	29
Canadian Imperial Bank of Commerce/Canada	400	35
EnCana	200	10
Gerdau Ameristeel	300	4
Metro	100	4
Petro-Canada	100	4

Total Canada		86

Denmark — 0.0%
Jyske Bank*	100	8

Total Denmark		8

Finland — 0.1%
Outokumpu	238	8
Rautaruukki	400	22

Total Finland		30

France — 1.0%
Air France-KLM	1,638	84
BNP Paribas	1,023	119
Bouygues	18	1
Cap Gemini	348	26
CNP Assurances	190	24
France Telecom	100	3
Societe Generale	290	62
Total	1,555	115
Vivendi	83	3

Total France		437

Germany — 0.9%
Allianz SE	140	32
Deutsche Bank	14	2
Deutsche Lufthansa	2,986	89
E.ON	822	123
Freenet*	62	2
MAN	94	13
Muenchener Rueckversicherungs	85	15
Salzgitter	517	85
ThyssenKrupp	233	12

Total Germany		373

8	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Greece — 0.0%
Intracom Holdings*	200	$1

Total Greece		1

Hong Kong — 0.1%
CLP Holdings	500	4
Vtech Holdings	3,326	25

Total Hong Kong		29

Italy — 0.3%
Enel	8,434	96
ENI	1,500	50
IFIL - Investments	101	1
Milano Assicurazioni	745	7

Total Italy		154

Japan — 1.2%
BMB	4,000	16
Bosch	15	—
Brother Industries	3,000	41
Canon	300	17
Fujitsu Devices	2,000	29
Fujitsu Frontech	100	1
JFE Holdings	1,400	77
KDDI	3	24
Mitani	3,300	38
Nippon Steel	700	5
Nissin Kogyo	300	8
NTT Data	17	83
Ricoh Leasing	100	2
Santen Pharmaceutical	250	7
Sumco	2,100	91
Suzuki Motor	1,600	46
Takara Leben	400	5
Tokyo Electron	9	1
Toyota Motor	600	36
Yamazen	1,000	7

Total Japan		534

Netherlands — 0.6%
Aegon	1,764	37
Boskalis Westminster	102	11
Heineken	1,201	64
ING Groep	480	22
Royal Dutch Shell, Cl A	3,509	122
Royal KPN	1,082	18

Total Netherlands		274

New Zealand — 0.2%
Air New Zealand	52,426	109
Sky Network Television	210	1

Total New Zealand		110

Norway — 0.1%
Statoil ASA	900	25

Total Norway		25

Portugal — 0.1%
Banco Comercial Portugues	6,004	25

Total Portugal		25

Description	Shares	Value (000)
Singapore — 0.0%
Hotel Grand Central	20,000	$14

Total Singapore		14

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria	1,130	27
Banco Santander Central Hispano	173	3
Telefonica	312	7

Total Spain		37

Sweden — 0.2%
JM	2,000	69

Total Sweden		69

Switzerland — 0.2%
Credit Suisse Group	541	43
UBS	120	8
Zurich Financial Services	80	23

Total Switzerland		74

United Kingdom — 1.0%
Antofagasta	6,190	66
Ashtead	4,590	14
AstraZeneca	649	35
Aviva	632	10
Barclays	900	13
BHP Billiton	393	9
British Airways*	5,006	50
British American Tobacco	300	9
BT Group	4,264	27
Drax Group	794	13
HBOS	280	6
HSBC Holdings	600	11
Imperial Tobacco Group	123	5
International Power	2,100	18
Lloyds TSB Group	200	2
Marks & Spencer Group	439	7
NETeller* (C)	209	1
Next	153	7
Rio Tinto	400	24
Royal Bank of Scotland Group	1,273	49
Royal Dutch Shell, Cl B	578	20
Standard Chartered	118	4
Tesco	1,600	15
Unilever	277	9
Vodafone Group	1,837	5

Total United Kingdom		429

Total Foreign Common Stock (Cost $2,261)		3,027

Foreign Rights — 0.0%
Sweden — 0.0%
JM, expires 4/20/12* (C)		2,000	1

Total Sweden			1

Total Foreign Rights (Cost $—)			1

9	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — 17.8%
Abbott Laboratories 5.600%, 05/15/11	$130	$133
Advanta Capital Trust, Ser B 8.990%, 12/17/26	55	55
Ahern Rentals 9.250%, 08/15/13	125	130
Alcoa 5.900%, 02/01/27	20	20
Allegheny Energy Supply 144A 8.250%, 04/15/12	30	33
America Movil 6.375%, 03/01/35	10	10
American General Finance, Ser G MTN 5.375%, 09/01/09	50	50
Ameriprise Financial 5.350%, 11/15/10	45	45
Amgen 4.000%, 11/18/09	20	19
Apache 5.250%, 04/15/13	30	30
Appalachian Power 5.550%, 04/01/11	65	66
Aramark 144A(A) 8.860%, 02/01/15	57	59
AT&T Wireless 8.750%, 03/01/31	45	59
7.875%, 03/01/11	60	66
Bank of America 5.375%, 08/15/11	140	142
Bank One 5.900%, 11/15/11	40	41
5.250%, 01/30/13	80	80
Belden CDT 144A 7.000%, 03/15/17	56	57
Canadian National Railway 5.800%, 06/01/16	65	67
Canadian National Resources 5.700%, 05/15/17	95	95
Cascades 7.250%, 02/15/13	125	127
Caterpillar Financial Services 5.050%, 12/01/10	75	75
Chesapeake Energy 6.500%, 08/15/17	112	111
ChevronTexaco 3.500%, 09/17/07	120	119
Chubb 4.934%, 11/16/07	60	60
Cimarex Energy 7.125%, 05/01/17	80	81
Cisco Systems 5.500%, 02/22/16	35	35
5.250%, 02/22/11	140	141
Citigroup 5.100%, 09/29/11	130	130
Coleman Cable 144A 9.875%, 10/01/12	85	89
Columbus Southern Power, Ser C 5.500%, 03/01/13	40	40

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Comcast 5.900%, 03/15/16	$85	$87
5.875%, 02/15/18	20	20
5.300%, 01/15/14	25	25
ConocoPhillips Canada 5.625%, 10/15/16	75	77
Costco Wholesale 5.500%, 03/15/17	35	35
CRH America 6.000%, 09/30/16	15	15
DaimlerChrysler 4.750%, 01/15/08	90	90
Deluxe, Ser B 3.500%, 10/01/07	80	78
Denbury Resources 7.500%, 04/01/13	60	61
Deutsche Telekom 8.000%, 06/15/10	135	146
Dominion Resources, Ser A 5.600%, 11/15/16	20	20
Echostar DBS 7.125%, 02/01/16	120	125
Energy Partners 144A(A) 10.480%, 04/15/13	110	112
ERP Operating 5.125%, 03/15/16	45	44
FedEx 5.500%, 08/15/09	30	30
Ford Motor Credit 7.375%, 10/28/09	120	120
FPL Group Capital 5.625%, 09/01/11	150	153
FTI Consulting 7.750%, 10/01/16	120	125
General Electric Capital, Ser A MTN 4.375%, 03/03/12	50	49
General Electric Capital, Ser G MTN 5.720%, 08/22/11	75	76
General Motors Acceptance 7.000%, 02/01/12	115	116
Gregg Appliances 9.000%, 02/01/13	90	96
Hartford Financial Services Group 5.375%, 03/15/17	30	30
Hospira 6.050%, 03/30/17	20	20
HSBC Finance 6.375%, 10/15/11	110	115
J.C. Penney 8.125%, 04/01/27	30	31
John Deere Capital 5.400%, 10/17/11	30	30
John Deere Capital, Ser D MTN 4.400%, 07/15/09	85	84
Landry's Restaurants, Ser B 7.500%, 12/15/14	120	119
Masco 6.125%, 10/03/16	15	15
Mastec 144A 7.625%, 02/01/17	50	50

10	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Merrill Lynch 5.450%, 07/15/14	$80	$80
Metlife 5.375%, 12/15/12	30	30
5.000%, 06/15/15	95	93
MGM Mirage 6.625%, 07/15/15	35	34
5.875%, 02/27/14	35	33
Midamerican Energy Holdings 5.875%, 10/01/12	125	129
Morgan Stanley 4.000%, 01/15/10	75	73
Neenah Paper 7.375%, 11/15/14	84	81
Nextel Communications, Ser E 6.875%, 10/31/13	90	92
Norampac 6.750%, 06/01/13	125	124
Pemex Project 8.500%, 02/15/08	105	107
PGS Solutions 144A 9.625%, 02/15/15	14	14
PNC Funding 4.200%, 03/10/08	50	49
Prologis Trust 7.100%, 04/15/08	20	20
Prudential Financial, Ser B MTN 5.100%, 09/20/14	20	20
PSE&G Power 7.750%, 04/15/11	75	81
6.950%, 06/01/12	35	37
PSI Energy 6.050%, 06/15/16	20	21
Puget Sound Energy 6.274%, 03/15/37	20	21
Quebecor World 144A 9.750%, 01/15/15	100	105
Qwest 8.875%, 03/15/12	70	77
7.500%, 10/01/14	30	32
R.H. Donelley, Ser A-3 8.875%, 01/15/16	57	62
Residential Capital 144A(A) 7.187%, 04/17/09	80	80
Rogers Cable 6.750%, 03/15/15	20	21
Rogers Wireless 8.000%, 12/15/12	67	72
SBC Communications 5.625%, 06/15/16	30	30
5.100%, 09/15/14	95	93
Schering-Plough 6.750%, 12/01/33	30	33
5.550%, 12/01/13	90	92
Shell International 5.625%, 06/27/11	65	67
Simon Property Group 5.750%, 12/01/15	25	25
SLM 5.450%, 04/25/11	75	72
Southern Power, Ser B 6.250%, 07/15/12	35	36
Stater Brothers Holdings 8.125%, 06/15/12	35	36
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Stater Brothers Holdings, 144A 7.750%, 04/15/15	$60	$62
Telecom Italia Capital 4.000%, 11/15/08	135	133
TFM Sa De Cv 9.375%, 05/01/12	25	27
Time Warner 6.875%, 05/01/12	75	80
6.500%, 11/15/36	20	20
Time Warner Cable 144A 5.850%, 05/01/17	35	35
Toys R Us 7.875%, 04/15/13	30	28
Turanalem Finance 144A 8.250%, 01/22/37	120	121
Union Pacific 3.875%, 02/15/09	150	147
Uno Restaurant 144A 10.000%, 02/15/11	28	24
Vodafone Group 6.150%, 02/27/37	20	20
Wachovia MTN 5.700%, 08/01/13	100	103
Wal-mart Stores 4.550%, 05/01/13	35	34
Washington Mutual Financial 6.875%, 05/15/11	25	27
Weyerhaeuser 5.950%, 11/01/08	10	10
Willis North America 6.200%, 03/28/17	20	20
Wyeth 5.500%, 02/01/14	35	35
Xcel Energy 144A 5.613%, 04/01/17	135	135
Xerox Capital Trust I 8.000%, 02/01/27	85	88

Total Corporate Bonds (Cost $7,602)		7,680

U.S. Government Agency Obligations — 18.5%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	6	6
6.000%, 08/01/29	22	22
6.000%, 11/01/36	479	482
6.000%, 12/01/36	5	5
6.000%, 01/01/37	154	155
5.894%, 12/01/36 (A)	273	275
5.875%, 03/21/11	40	42
5.858%, 01/01/37 (A)	341	344
5.795%, 03/01/37 (A)	85	86
5.500%, 09/01/17	22	22
5.500%, 09/01/19	33	33
5.500%, 07/01/20	47	47
5.500%, 08/01/20	134	134
5.500%, 09/01/21	241	241
5.500%, 04/01/22	119	119
5.500%, 10/01/34	66	66
5.500%, 01/01/35	144	143
5.500%, 02/01/35	191	189
5.500%, 03/01/35	58	57
5.500%, 06/01/35	309	306
5.267%, 04/01/37 (A)	155	155

11	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — continued
Federal Home Loan Mortgage Corporation 5.250%, 11/03/09	$375	$376
5.000%, 10/16/09	130	130
5.000%, 07/01/21	289	285
Federal Home Loan Mortgage Corporation MTN 5.250%, 02/24/11	165	165
Federal National Mortgage Association 6.500%, 03/01/35	133	136
6.500%, 04/01/36	96	98
6.500%, 05/01/36	143	146
6.500%, 05/01/36	23	23
6.500%, 05/01/36	376	384
6.250%, 02/01/11	250	262
6.000%, 01/01/29	72	73
6.000%, 05/01/33	68	69
6.000%, 07/01/36	282	284
6.000%, 07/01/36	159	161
6.000%, 08/01/36	90	91
6.000%, 09/01/36	218	220
6.000%, 10/01/36	5	5
6.000%, 11/01/36	184	186
5.500%, 03/01/20	61	61
5.500%, 04/01/21	77	77
5.500%, 03/01/35	109	108
5.500%, 06/01/35	189	187
5.500%, 07/01/35	142	140
5.500%, 09/01/35	36	35
5.500%, 12/01/35	543	537
5.500%, 01/01/36	60	59
5.500%, 02/01/36	194	192
5.500%, 03/01/36	184	182
5.500%, 04/01/36	122	121
5.500%, 11/01/36	91	90
5.125%, 01/02/14	40	40
Federal National Mortgage Association TBA 5.000%, 05/01/33	125	121

Total U.S. Government Agency Obligations (Cost $7,960)		7,973

U.S. Treasury Obligations — 16.6%
U.S. Treasury Bonds 7.500%, 11/15/16	50	61
5.375%, 02/15/31	435	466
4.875%, 07/31/11	100	101
4.625%, 02/15/17	475	475
4.500%, 03/31/12	70	70
U.S. Treasury Notes 4.875%, 08/15/09	195	196
4.750%, 05/15/14	640	647
4.625%, 11/15/09	380	380
4.625%, 02/29/12	380	382
4.625%, 11/15/16	1,375	1,374
4.500%, 11/30/11	645	645
4.500%, 02/15/36	625	592
3.875%, 07/31/07	335	334
3.875%, 07/15/10	1,490	1,463

Total U.S. Treasury Obligations (Cost $7,199)		7,186

Description	Face Amount (000)	Value (000)
Mortgage Related — 5.5%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	$98	$98
Banc of America Mortgage CMO, Ser 2005-D, Cl 2A4 (A) 4.777%, 05/25/35	275	272
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	120	118
Bear Stearns CMBS, Ser 2005-T20, Cl A2 (A) 5.127%, 10/12/42	150	150
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	180	182
Bear Stearns CMBS, Ser 2006-T22, Cl A2 (A) 5.466%, 04/12/38	140	142
Chase Mortgage Finance CMO, Ser 2004-S1, Cl A3 5.500%, 02/25/19	89	89
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2 (A) 6.086%, 09/25/36	200	204
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1 (A) 6.054%, 09/25/36	339	340
Citigroup CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	170	165
JP Morgan Chase CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	145	141
JP Morgan Chase CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	137	135
JP Morgan Mortgage Trust CMBS, Ser 2006-A4, Cl 3A2 (A) 5.991%, 06/25/36	22	22
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	169	169
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	158	159

Total Mortgage Related (Cost $2,384)		2,386

Foreign Bonds — 1.8%
Bundesrepublik, Ser 02 5.000%, 07/04/12 (EUR)	60	85
Bundesrepublik, Ser 03 3.750%, 07/04/13 (EUR)	124	166
Bundesrepublik, Ser 04 3.750%, 01/04/15 (EUR)	35	46
Bundesrepublik, Ser 05 3.500%, 01/04/16 (EUR)	20	26
Canada 5.750%, 06/01/33 (CAD)	20	22
5.250%, 06/01/13 (CAD)	90	86
Citigroup, Ser INTL 2.400%, 10/31/25 (JPY)	3,900	33

12	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Foreign Bonds — continued
Netherlands Government 4.250%, 07/15/13 (EUR)	66	$90
United Kingdom Gilt GBP 4.000%, 09/07/16	120	222

Total Foreign Bonds (Cost $741)		776

Investment Company — 0.1%
Index Fund-Midcap — 0.1%
iShares Russell Midcap Value Index Fund	200	32

Total Index Fund-Midcap		32

Total Investment Company (Cost $26)		32

Foreign Preferred Stock — 0.0%
Germany — 0.0%
Porsche	4	7

Total Foreign Preferred Stock (Cost $3)		7

Cash Equivalent — 9.3%
Evergreen Select Money Market Fund Institutional Class, 5.21% (B)	4,020,222	4,020

Total Cash Equivalent (Cost $4,020)		4,020

Total Investments — 101.8% † (Cost $41,346)		43,901

Other Assets and Liabilities, Net — (1.8%)		(771)

Total Net Assets — 100.0%		$43,130

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $976 (000), representing 2.3% of the net assets of the Fund.

(A) — Variable rate security — the rate reported on the Schedule of Investments represents the rate as of April 30, 2007.
(B) — Rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.

(C) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $2 (000), representing 0.0% of net assets.

(D) — Security purchased on a when-issued basis.
ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
EUR — Euro
GBP — British Pound Sterling
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen
MTN Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
TBA — To be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund’s investments was $41,346,052 and the unrealized appreciation and depreciation were $2,705,271 and $(150,483) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

13	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

April 30, 2007 (Unaudited)

As of April 30, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
6/13/2007	EUR	(62,871)	AUD	105,110	$1,230
6/13/2007	GBP	(67,254)	AUD	166,963	4,026
6/13/2007	USD	(40,000)	AUD	50,162	1,600
6/13/2007	EUR	(13,945)	CAD	21,314	173
6/13/2007	USD	(48,081)	CAD	55,629	2,123
6/13/2007	EUR	(32,933)	DKK	245,535	26
6/13/2007	USD	(91,271)	DKK	512,969	2,831
6/13/2007	NOK	(371,706)	EUR	46,068	400
6/13/2007	GBP	(99,198)	EUR	146,464	1,910
6/13/2007	USD	(2,285,122)	EUR	1,717,899	63,083
6/13/2007	CAD	(123,821)	EUR	80,000	(2,392)
6/13/2007	AUD	(82,299)	EUR	50,000	94
6/13/2007	USD	(343,627)	GBP	174,963	6,116
6/13/2007	EUR	(103,325)	GBP	70,000	(1,308)
6/13/2007	EUR	(521,034)	JPY	81,177,051	(28,602)
6/13/2007	USD	(422,821)	JPY	49,850,654	(3,023)
6/13/2007	USD	(68,989)	NOK	418,763	1,503
6/13/2007	EUR	(90,000)	NOK	728,961	(312)
6/13/2007	EUR	(73,195)	SEK	676,393	1,231
6/13/2007	AUD	(122,657)	USD	97,144	(4,576)
6/13/2007	SEK	(455,124)	USD	65,286	(2,863)
6/13/2007	EUR	(29,648)	USD	39,205	(1,321)

					$41,949

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

14	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 72.1%
Advanced Materials/Products — 0.0%
Hexcel*	3,050	$66

Total Advanced Materials/Products		66

Advertising Services — 0.1%
Getty Images*	240	13
inVentiv Health*	1,850	70

Total Advertising Services		83

Aerospace/Defense — 1.7%
Aerovironment*	1,170	25
Boeing	11,782	1,096
Empresa Brasileira de Aeronautica ADR	3,000	141
General Dynamics	8,865	696
Rockwell Collins	11,175	734
Teledyne Technologies*	1,580	69

Total Aerospace/Defense		2,761

Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems*	3,350	312
BE Aerospace*	8,775	322
DRS Technologies	1,880	94
Goodrich	760	43

Total Aerospace/Defense-Equipment		771

Agricultural Chemicals — 0.7%
Agrium	4,100	159
CF Industries Holdings	1,600	63
Monsanto	16,575	978

Total Agricultural Chemicals		1,200

Agricultural Operations — 0.2%
Archer-Daniels-Midland	8,191	317
Tejon Ranch*	1,260	63

Total Agricultural Operations		380

Airlines — 0.1%
AMR*	4,700	123
Delta Airlines* (C)	410	8
Republic Airways Holdings*	730	15
UAL*	870	29
US Airways Group*	560	21

Total Airlines		196

Apparel Manufacturers — 0.0%
Carter's*	2,400	63

Total Apparel Manufacturers		63

Applications Software — 0.6%
American Reprographics*	1,730	58
Citrix Systems*	1,245	41
Intuit*	1,210	34
Microsoft	25,190	754
Nuance Communications*	2,380	37
Satyam Computer Services ADR	4,960	123

Total Applications Software		1,047

Description	Shares	Value (000)
Auction House/Art Dealer — 0.0%
Sotheby's	950	$49

Total Auction House/Art Dealer		49

Audio/Video Products — 0.1%
DTS*	1,305	29
Harman International	1,340	164

Total Audio/Video Products		193

Auto-Cars/Light Trucks — 0.0%
General Motors	1,046	33

Total Auto-Cars/Light Trucks		33

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	3,449	75

Total Auto-Medium & Heavy Duty Trucks		75

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	5,183	67

Total Auto/Truck Parts & Equipment-Original		67

B2B/E-Commerce — 0.0%
webMethods*	5,550	50

Total B2B/E-Commerce		50

Batteries/Battery Systems — 0.0%
Energy Conversion Devices*	1,000	35

Total Batteries/Battery Systems		35

Beverages-Non-Alcoholic — 0.2%
Coca-Cola	4,990	260

Total Beverages-Non-Alcoholic		260

Brewery — 0.3%
Cia Cervecerias Unidas ADR	4,600	160
Grupo Modelo ADR, Cl C	1,700	88
Molson Coors Brewing, Cl B	3,400	321

Total Brewery		569

Broadcast Services/Programming — 0.1%
Clear Channel Communications	117	4
Grupo Televisa ADR	4,600	129
Nexstar Broadcasting Group, Cl A*	950	12

Total Broadcast Services/Programming		145

Building & Construction Products-Miscellaneous — 0.0%
NCI Building Systems*	1,125	56

Total Building & Construction Products-Miscellaneous		56

Building & Construction-Miscellaneous — 0.0%
Insituform Technologies, Cl A*	2,000	41

Total Building & Construction-Miscellaneous		41

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Building Products-Air & Heating — 0.0%
AAON	2,200	$54

Total Building Products-Air & Heating		54

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	740	108

Total Building Products-Cement/Aggregate		108

Building Products-Light Fixtures — 0.1%
Genlyte Group*	2,400	187

Total Building Products-Light Fixtures		187

Building-Heavy Construction — 0.1%
Washington Group International*	3,600	241

Total Building-Heavy Construction		241

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	1,420	31

Total Building-Mobile Home/Manufactured Housing		31

Building-Residential/Commercial — 0.1%
DR Horton	1,540	34
Lennar, Cl A	780	33
Pulte Homes	1,250	34

Total Building-Residential/Commercial		101

Cable TV — 0.3%
Comcast, Cl A*	7,125	188
Directv Group*	14,179	338
Mediacom Communications, Cl A*	1,345	12

Total Cable TV		538

Casino Hotels — 0.3%
Harrah's Entertainment	33	3
MGM Mirage*	8,095	544

Total Casino Hotels		547

Casino Services — 0.2%
International Game Technology	10,280	392

Total Casino Services		392

Cellular Telecommunications — 1.3%
America Movil, Ser L ADR	2,620	138
MetroPCS Communications*	9,445	265
Millicom International Cellular*	1,860	151
NII Holdings*	19,388	1,488
Turkcell Iletisim Hizmet ADR	7,362	104

Total Cellular Telecommunications		2,146

Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours	10,830	532
Lyondell Chemical	480	15
Olin	1,615	28

Total Chemicals-Diversified		575

Description	Shares	Value (000)
Chemicals-Specialty — 0.3%
Hercules*	2,383	$45
Lubrizol	4,200	252
Terra Industries*	6,650	117

Total Chemicals-Specialty		414

Circuit Boards — 0.0%
Park Electrochemical	940	26

Total Circuit Boards		26

Coal — 0.2%
Alpha Natural Resources*	1,900	33
Arch Coal	710	26
Consol Energy	4,300	180
Massey Energy	2,630	71
Peabody Energy	1,030	49

Total Coal		359

Commercial Banks Non-US — 0.2%
Banco Bradesco ADR	9,400	199
Kazkommertsbank GDR*	4,900	103

Total Commercial Banks Non-US		302

Commercial Banks-Central US — 0.3%
Bank Mutual	7,850	93
First Busey	2,300	46
Heartland Financial USA	1,750	45
Irwin Financial	4,950	79
MB Financial	3,300	111
Oak Hill Financial	1,100	25
Old Second Bancorp	2,300	67

Total Commercial Banks-Central US		466

Commercial Banks-Eastern US — 0.1%
Independent Bank	1,900	56
Signature Bank*	2,425	76
Yardville National Bancorp	2,100	73

Total Commercial Banks-Eastern US		205

Commercial Banks-Southern US — 0.2%
Colonial BancGroup	11,700	281
Silver State Bancorp*	1,650	39

Total Commercial Banks-Southern US		320

Commercial Banks-Western US — 0.3%
AmericanWest Bancorp	2,700	55
Centennial Bank Holdings*	11,200	98
Community Bancorp*	1,040	32
Glacier Bancorp	2,150	46
ITLA Capital	1,450	74
Sterling Financial	2,300	68
SVB Financial Group*	1,430	73

Total Commercial Banks-Western US		446

Commercial Services — 0.3%
Arbitron	1,560	77
ChoicePoint*	1,195	45
eTelecare Global Solutions ADR*	5,000	74
ExlService Holdings*	1,738	36
PeopleSupport*	471	6

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Commercial Services — continued
PHH*	1,900	$58
Steiner Leisure*	1,200	58
TeleTech Holdings*	1,824	69

Total Commercial Services		423

Commercial Services-Finance — 0.1%
Western Union	9,920	209
Wright Express*	2,020	64

Total Commercial Services-Finance		273

Communications Software — 0.1%
Avid Technology*	2,350	78

Total Communications Software		78

Computer Aided Design — 0.0%
Parametric Technology*	3,250	58

Total Computer Aided Design		58

Computer Services — 0.8%
Ceridian*	7,700	260
Cognizant Technology Solutions, Cl A*	10,455	935
Perot Systems, Cl A*	5,740	103
Syntel	1,232	43

Total Computer Services		1,341

Computer Software — 0.0%
Double-Take Software*	3,760	63

Total Computer Software		63

Computers — 1.7%
Apple*	12,475	1,245
Dell*	4,520	114
Hewlett-Packard	24,937	1,051
International Business Machines	4,365	446

Total Computers		2,856

Computers-Integrated Systems — 0.4%
Brocade Communication Systems*	56,365	551
Kronos*	300	16
Riverbed Technology*	2,285	73

Total Computers-Integrated Systems		640

Computers-Memory Devices — 0.2%
EMC*	17,820	270
Network Appliance*	1,963	73
Smart Modular Technologies*	1,190	16
Xyratex*	1,900	43

Total Computers-Memory Devices		402

Consulting Services — 0.3%
Advisory Board*	1,601	76
FTI Consulting*	2,000	74
Huron Consulting Group*	760	46
Description	Shares	Value (000)
Consulting Services — continued
LECG*	3,230	$47
Maximus	1,540	54

Total Consulting Services		297

Consumer Products-Miscellaneous — 0.0%
Clorox	1,126	76

Total Consumer Products-Miscellaneous		76

Containers-Metal/Glass — 0.2%
Owens-Illinois*	8,300	250

Total Containers-Metal/Glass		250

Containers-Paper/Plastic — 0.2%
Sealed Air	7,600	250

Total Containers-Paper/Plastic		250

Cruise Lines — 0.2%
Carnival	8,183	400

Total Cruise Lines		400

Data Processing/Management — 0.2%
Acxiom	2,640	60
Automatic Data Processing	5,020	225
Commvault Systems*	2,865	48
Fair Isaac	1,390	50
First Data	231	7

Total Data Processing/Management		390

Dental Supplies & Equipment — 0.1%
Patterson*	520	19
Sirona Dental Systems*	1,800	59

Total Dental Supplies & Equipment		78

Diagnostic Equipment — 0.0%
Gen-Probe*	850	43

Total Diagnostic Equipment		43

Diagnostic Kits — 0.1%
Inverness Medical Innovations*	2,400	96
Quidel*	5,687	80

Total Diagnostic Kits		176

Dialysis Centers — 0.1%
DaVita*	390	21
Dialysis Corp of America*	5,550	65

Total Dialysis Centers		86

Direct Marketing — 0.0%
Value Vision International*	4,000	45

Total Direct Marketing		45

Disposable Medical Products — 0.1%
C.R. Bard	1,070	89

Total Disposable Medical Products		89

Distribution/Wholesale — 0.1%
Bell Microproducts*	4,970	34
Fastenal	1,000	41

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Distribution/Wholesale — continued
Owens & Minor	2,200	$78

Total Distribution/Wholesale		153

Diversified Manufacturing Operations — 1.9%
3M	6,920	573
Dover	5,480	264
ESCO Technologies*	1,200	55
General Electric	21,250	783
Griffon*	2,500	60
Honeywell International	8,421	456
Illinois Tool Works	10,146	521
Tyco International	13,190	430

Total Diversified Manufacturing Operations		3,142

Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	3,300	134
Oglebay Norton*	1,900	48

Total Diversified Minerals		182

Diversified Operations — 0.0%
Resource America, Cl A	2,550	56
Walter Industries	1,400	42

Total Diversified Operations		98

E-Commerce/Products — 0.1%
Amazon.com*	96	6
Blue Nile*	1,010	47
Submarino GDR 144A	1,200	87

Total E-Commerce/Products		140

E-Commerce/Services — 0.0%
Expedia*	1,673	40

Total E-Commerce/Services		40

E-Services/Consulting — 0.0%
Perficient*	1,577	33

Total E-Services/Consulting		33

Educational Software — 0.1%
Blackboard*	3,350	115

Total Educational Software		115

Electric Products-Miscellaneous — 0.2%
Emerson Electric	6,948	327

Total Electric Products-Miscellaneous		327

Electric-Generation — 0.2%
AES*	11,634	256

Total Electric-Generation		256

Electric-Integrated — 1.6%
Alliant Energy	6,000	263
Centerpoint Energy	19,000	358
Dominion Resources	4,200	383
DTE Energy	6,800	344
Duke Energy	14,344	294
Entergy	5,926	670
Otter Tail	1,600	55
Pike Electric*	2,500	51
Description	Shares	Value (000)
Electric-Integrated — continued
PPL	7,300	$318
TXU	175	12

Total Electric-Integrated		2,748

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	5,200	83
Celestica*	15,140	103
Flextronics International*	2,880	32
Hon Hai Precision GDR 144A	9,715	129
Hon Hai Precision Industry GDR	1,440	19
Jabil Circuit	560	13

Total Electronic Components-Miscellaneous		379

Electronic Components-Semiconductors — 1.1%
Actel*	2,100	31
DSP Group*	8,840	163
Ikanos Communications*	7,080	55
International Rectifier*	360	13
MEMC Electronic Materials*	1,900	104
Microsemi*	3,000	69
Netlogic Microsystems*	1,410	43
Nvidia*	21,333	702
PMC-Sierra*	4,070	32
QLogic*	6,310	113
Samsung Electronics GDR 144A	990	302
Semtech*	2,310	33
Silicon Laboratories*	1,590	52
Sirf Technology Holdings*	410	10
Texas Instruments	775	27
Xilinx	1,870	55
Zoran*	3,290	65

Total Electronic Components-Semiconductors		1,869

Electronic Design Automation — 0.1%
Comtech Group*	3,670	65
Synplicity*	13,860	91

Total Electronic Design Automation		156

Electronic Forms — 0.5%
Adobe Systems*	17,830	741

Total Electronic Forms		741

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	7,100	244
Itron*	1,260	85

Total Electronic Measuring Instruments		329

Electronic Parts Distribution — 0.1%
Arrow Electronics*	5,700	225

Total Electronic Parts Distribution		225

Electronics-Military — 0.2%
EDO	2,310	63
L-3 Communications Holdings	2,500	225

Total Electronics-Military		288

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Energy-Alternate Sources — 0.1%
Covanta Holding*	8,700	$214

Total Energy-Alternate Sources		214

Engineering/R&D Services — 0.1%
Fluor	1,160	111
Shaw Group*	2,400	78

Total Engineering/R&D Services		189

Enterprise Software/Services — 0.8%
BMC Software*	5,000	162
Concur Technologies*	3,659	65
Lawson Software*	10,650	95
Open Text*	4,050	93
Oracle*	30,310	570
Sybase*	9,850	238
Ultimate Software Group*	2,325	64

Total Enterprise Software/Services		1,287

Entertainment Software — 0.1%
Activision*	5,862	117
Electronic Arts*	310	16
THQ*	2,515	84

Total Entertainment Software		217

Environmental Consulting & Engineering — 0.0%
Tetra Tech*	2,400	48

Total Environmental Consulting & Engineering		48

Fiduciary Banks — 0.4%
Bank of New York	10,210	413
Mellon Financial	97	4
Northern Trust	4,600	290

Total Fiduciary Banks		707

Filtration/Separation Products — 0.2%
Clarcor	3,100	98
Pall	5,800	243

Total Filtration/Separation Products		341

Finance-Commercial — 0.0%
NewStar Financial*	1,400	22

Total Finance-Commercial		22

Finance-Consumer Loans — 0.5%
Encore Capital Group*	7,190	86
First Marblehead	1,415	51
Nelnet, Cl A	1,340	36
Portfolio Recovery Associates*	855	47
SLM	11,510	620

Total Finance-Consumer Loans		840

Finance-Credit Card — 0.1%
American Express	2,000	121
Compucredit*	410	15

Total Finance-Credit Card		136

Finance-Investment Banker/Broker — 1.6%
Citigroup	14,222	763
Greenhill	510	32
Description	Shares	Value (000)
Finance-Investment Banker/Broker — continued
JPMorgan Chase	14,094	$734
Lazard, Cl A	13,585	736
Lehman Brothers Holdings	2,237	168
Morgan Stanley	980	82
Optionsxpress Holdings	1,640	41

Total Finance-Investment Banker/Broker		2,556

Finance-Other Services — 0.2%
Asset Acceptance Capital*	9,065	167
GFI Group*	755	52
NASDAQ Stock Market*	3,940	129

Total Finance-Other Services		348

Financial Guarantee Insurance — 0.2%
AMBAC Financial Group	1,250	115
MGIC Investment	4,179	257

Total Financial Guarantee Insurance		372

Food-Dairy Products — 0.2%
Dean Foods	4,400	161
Wimm-Bill-Dann Foods ADR	1,380	111

Total Food-Dairy Products		272

Food-Meat Products — 0.0%
Tyson Foods, Cl A	3,452	72

Total Food-Meat Products		72

Food-Miscellaneous/Diversified — 0.3%
ConAgra Foods	3,905	96
Kraft Foods, Cl A	8,527	285
Sunopta*	3,850	50
Unilever	2,640	81

Total Food-Miscellaneous/Diversified		512

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	2,500	80
Kroger	5,211	154

Total Food-Retail		234

Food-Wholesale/Distribution — 0.1%
Sysco	4,830	158
United Natural Foods*	1,200	38

Total Food-Wholesale/Distribution		196

Forestry — 0.2%
Plum Creek Timber	6,100	242

Total Forestry		242

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment*	3,637	102

Total Gambling (Non-Hotel)		102

Gas-Distribution — 0.0%
WGL Holdings	550	19

Total Gas-Distribution		19

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Gold Mining — 0.1%
Randgold Resources ADR	5,580	$134

Total Gold Mining		134

Golf — 0.0%
Callaway Golf	1,290	23

Total Golf		23

Hazardous Waste Disposal — 0.1%
Stericycle*	1,480	129

Total Hazardous Waste Disposal		129

Health Care Cost Containment — 0.3%
Hooper Holmes*	7,110	31
McKesson	6,555	386

Total Health Care Cost Containment		417

Hotels & Motels — 0.2%
InterContinental Hotels ADR	690	17
Lodgian*	2,910	40
Marriott International, Cl A	2,110	96
Starwood Hotels & Resorts Worldwide	3,107	208
Wyndham Worldwide*	560	19

Total Hotels & Motels		380

Human Resources — 0.5%
Hewitt Associates, Cl A*	11,030	328
Hudson Highland Group*	3,710	61
Kenexa*	2,811	87
Manpower	2,150	173
Monster Worldwide*	2,290	96

Total Human Resources		745

Import/Export — 0.0%
Castle Brands*	3,156	20

Total Import/Export		20

Independent Power Producer — 0.0%
Calpine*	2,330	8
Mirant*	340	15
Reliant Energy*	1,500	34

Total Independent Power Producer		57

Industrial Audio & Video Products — 0.0%
SRS Labs*	2,475	33

Total Industrial Audio & Video Products		33

Industrial Automation/Robot — 0.0%
Cognex	900	19
Intermec*	3,100	69

Total Industrial Automation/Robot		88

Industrial Gases — 0.6%
Air Products & Chemicals	370	28
Praxair	15,630	1,009

Total Industrial Gases		1,037

Description	Shares	Value (000)
Instruments-Controls — 0.1%
Watts Water Technologies, Cl A	2,500	$101

Total Instruments-Controls		101

Instruments-Scientific — 0.2%
PerkinElmer	13,500	327

Total Instruments-Scientific		327

Insurance Brokers — 0.1%
Marsh & McLennan	5,940	189

Total Insurance Brokers		189

Internet Application Software — 0.1%
Cryptologic	2,010	60
DealerTrack Holdings*	3,338	110
Vocus*	1,814	41

Total Internet Application Software		211

Internet Connective Services — 0.1%
Cogent Communications Group*	3,407	87

Total Internet Connective Services		87

Internet Financial Services — 0.1%
Lightbridge*	3,260	58
Online Resources*	6,095	67

Total Internet Financial Services		125

Internet Infrastructure Software — 0.1%
F5 Networks*	960	74
Openwave Systems*	1,800	13
Opsware*	5,263	42

Total Internet Infrastructure Software		129

Internet Security — 0.2%
Checkfree*	940	31
Ipass*	3,890	21
Symantec*	18,520	326

Total Internet Security		378

Investment Management/Advisory Services — 0.4%
Affiliated Managers Group*	1,175	138
Franklin Resources	3,290	432
Legg Mason	1,280	127

Total Investment Management/Advisory Services		697

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	5,190	107
Newport*	3,400	53

Total Lasers-Systems/Components		160

Life/Health Insurance — 0.3%
Cigna	2,900	451

Total Life/Health Insurance		451

Linen Supply & Related Items — 0.0%
Cintas	650	24

Total Linen Supply & Related Items		24

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Machine Tools & Related Products — 0.2%
Kennametal	4,300	$303

Total Machine Tools & Related Products		303

Machinery-Construction & Mining — 0.6%
Caterpillar	9,100	661
Terex*	4,264	332

Total Machinery-Construction & Mining		993

Machinery-Electrical — 0.0%
Franklin Electric	1,750	75

Total Machinery-Electrical		75

Machinery-General Industry — 0.1%
Gardner Denver*	1,109	42
Manitowoc	1,090	74
Wabtec	2,040	76

Total Machinery-General Industry		192

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	360	14

Total Machinery-Print Trade		14

Medical Imaging Systems — 0.0%
Vital Images*	1,030	32

Total Medical Imaging Systems		32

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions*	2,790	74
Cerner*	11,900	633
IMS Health	1,260	37

Total Medical Information Systems		744

Medical Instruments — 0.7%
Abaxis*	908	21
Cambridge Heart*	8,040	26
Conceptus*	4,825	100
Medtronic	14,320	758
Micrus Endovascular*	837	19
Natus Medical*	4,750	84
St. Jude Medical*	670	29
Symmetry Medical*	5,950	101

Total Medical Instruments		1,138

Medical Labs & Testing Services — 0.1%
Covance*	660	40
Laboratory Corp of America Holdings*	2,500	197

Total Medical Labs & Testing Services		237

Medical Products — 0.5%
Baxter International	9,012	510
Haemonetics*	800	38
Henry Schein*	2,700	141
PSS World Medical*	4,100	83
Syneron Medical*	1,930	49
Vital Signs	900	51

Total Medical Products		872

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 1.0%
Barrier Therapeutics*	13,710	$95
Cambrex	2,440	59
Celgene*	2,330	143
Genzyme*	12,945	845
Integra Lifesciences*	1,550	71
Invitrogen*	660	43
Keryx Biopharmaceuticals*	4,950	51
Lifecell*	2,995	88
Martek Biosciences*	2,570	55
Orchid Cellmark*	3,950	26
PDL BioPharma*	4,256	108

Total Medical-Biomedical/Genetic		1,584

Medical-Drugs — 3.3%
Allergan	5,165	626
Angiotech Pharmaceuticals*	14,370	78
Aspreva Pharmaceuticals*	2,330	53
Bristol-Myers Squibb	16,659	481
Cephalon*	8,195	652
Dr Reddy's Lab ADR	5,600	96
Indevus Pharmaceuticals*	4,005	29
Medicis Pharmaceutical, Cl A	1,220	37
Pfizer	57,773	1,529
Santarus*	9,700	74
Schering-Plough	32,820	1,041
Valeant Pharmaceuticals	4,200	76
Wyeth	12,246	679

Total Medical-Drugs		5,451

Medical-Generic Drugs — 0.2%
Axcan Pharma*	4,640	81
Perrigo	3,820	72
Teva Pharmaceutical Industries ADR	2,400	92

Total Medical-Generic Drugs		245

Medical-HMO — 0.4%
WellPoint*	8,056	636

Total Medical-HMO		636

Medical-Hospitals — 0.2%
Universal Health Services, Cl B	4,200	255

Total Medical-Hospitals		255

Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Cl A*	3,800	47

Total Medical-Nursing Homes		47

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	1,250	49
Radiation Therapy Services*	4,920	145

Total Medical-Outpatient/Home Medical		194

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	4,624	231
Cardinal Health	5,263	368

Total Medical-Wholesale Drug Distributors		599

Metal Processors & Fabricators — 0.4%
Commercial Metals	9,000	302

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Metal Processors & Fabricators — continued
Haynes International*	1,380	$108
Ladish*	3,369	137
Precision Castparts	1,350	140

Total Metal Processors & Fabricators		687

Metal Products-Distributors — 0.1%
AM Castle	2,400	81

Total Metal Products-Distributors		81

Metal-Aluminum — 0.1%
Alcoa	3,140	111

Total Metal-Aluminum		111

Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold	4,178	281

Total Metal-Diversified		281

Miscellaneous Manufacturing — 0.0%
Aptargroup	310	23

Total Miscellaneous Manufacturing		23

Multi-Line Insurance — 2.1%
ACE	2,606	155
Allstate	7,625	475
American International Group	7,300	510
Cincinnati Financial	6,600	298
Hartford Financial Services Group	3,290	333
Loews	8,172	387
Metlife	5,887	387
XL Capital, Cl A	9,103	710

Total Multi-Line Insurance		3,255

Multimedia — 0.1%
Entravision Communications, Cl A*	3,210	31
Gemstar-TV Guide International*	14,080	63

Total Multimedia		94

Networking Products — 0.3%
Anixter International*	1,000	72
Atheros Communications*	1,550	41
Cisco Systems*	9,830	263
Foundry Networks*	1,720	26
Switch and Data Facilities*	3,389	62

Total Networking Products		464

Non-Ferrous Metals — 0.4%
Cameco	14,430	673
USEC*	1,110	22

Total Non-Ferrous Metals		695

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries*	19,800	265
Description	Shares	Value (000)
Non-Hazardous Waste Disposal — continued
Waste Management	4,600	$172

Total Non-Hazardous Waste Disposal		437

Office Automation & Equipment — 0.0%
Pitney Bowes	860	41

Total Office Automation & Equipment		41

Office Supplies & Forms — 0.2%
Avery Dennison	4,300	268

Total Office Supplies & Forms		268

Oil & Gas Drilling — 0.2%
Atlas America*	1,550	93
Diamond Offshore Drilling	540	46
Patterson-UTI Energy	1,940	47
Pride International*	985	33
Rowan	550	20
Todco*	1,300	59

Total Oil & Gas Drilling		298

Oil Companies-Exploration & Production — 1.0%
Arena Resources*	970	46
ATP Oil & Gas*	1,480	64
Cabot Oil & Gas	1,600	58
Denbury Resources*	1,170	39
Forest Oil*	1,700	60
Goodrich Petroleum*	1,800	63
Mariner Energy*	870	20
Murphy Oil	1,800	100
Newfield Exploration*	4,700	206
Parallel Petroleum*	2,330	54
Petrohawk Energy*	3,000	43
Southwestern Energy*	18,455	775
Stone Energy*	2,040	60
Ultra Petroleum*	1,370	78

Total Oil Companies-Exploration & Production		1,666

Oil Companies-Integrated — 1.9%
BP ADR	3,200	215
Chevron	2,341	182
ConocoPhillips	8,447	586
Exxon Mobil	8,711	692
Hess	4,250	241
LUKOIL ADR	1,100	88
Marathon Oil	1,572	160
Occidental Petroleum	11,874	602
Petroleo Brasileiro ADR	2,800	283

Total Oil Companies-Integrated		3,049

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	3,525	112
Grant Prideco*	1,140	59
Metretek Technologies*	2,550	31
National Oilwell Varco*	1,540	131
T-3 Energy Services*	1,130	29

Total Oil Field Machinery & Equipment		362

8	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Refining & Marketing — 0.2%
Tesoro	2,400	$291

Total Oil Refining & Marketing		291

Oil-Field Services — 0.6%
Hanover Compressor*	1,300	28
Helix Energy Solutions*	6,300	241
Hercules Offshore*	1,750	55
Key Energy Services*	4,190	78
North American Energy Partners*	2,100	45
Oceaneering International*	1,600	76
SEACOR Holdings*	800	76
Superior Energy Services*	2,550	93
Tetra Technologies*	2,500	69
W-H Energy Services*	3,530	191

Total Oil-Field Services		952

Paper & Related Products — 0.3%
Abitibi-Consolidated	54,690	144
Bowater	2,630	57
Domtar*	16,700	163
MeadWestvaco	980	33
Neenah Paper	1,265	48
Smurfit-Stone Container*	1,760	21

Total Paper & Related Products		466

Pharmacy Services — 0.4%
Medco Health Solutions*	1,640	128
Omnicare	15,010	498

Total Pharmacy Services		626

Physical Practice Management — 0.1%
Pediatrix Medical Group*	3,800	217

Total Physical Practice Management		217

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	4,025	141

Total Physical Therapy/Rehabilitation Centers		141

Pipelines — 0.6%
El Paso	17,495	262
National Fuel Gas	5,950	280
Questar	3,400	330
Spectra Energy	7,272	190

Total Pipelines		1,062

Platinum — 0.0%
Stillwater Mining*	1,600	25

Total Platinum		25

Power Conversion/Supply Equipment — 0.1%
Delta Electronics GDR	8,120	127

Total Power Conversion/Supply Equipment		127

Printing-Commercial — 0.2%
RR Donnelley & Sons	7,538	303

Total Printing-Commercial		303

Description	Shares	Value (000)
Private Corrections — 0.0%
The Geo Group*	500	$26

Total Private Corrections		26

Property/Casualty Insurance — 0.7%
Arch Capital Group*	4,400	320
Safeco	4,850	324
Travelers	4,874	264
WR Berkley	7,850	255

Total Property/Casualty Insurance		1,163

Publishing-Books — 0.1%
Courier	2,200	87
Scholastic*	1,155	36

Total Publishing-Books		123

Publishing-Newspapers — 0.1%
Dow Jones	660	24
Gannett	3,721	212

Total Publishing-Newspapers		236

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	6,850	67

Total Publishing-Periodicals		67

Quarrying — 0.2%
Vulcan Materials	3,105	384

Total Quarrying		384

Radio — 0.0%
Radio One, Cl D*	9,290	66

Total Radio		66

Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Cl A*	7,280	246

Total Real Estate Management/Services		246

Real Estate Operation/Development — 0.2%
Brookfield Properties	7,399	304

Total Real Estate Operation/Development		304

Reinsurance — 0.9%
Allied World Assurance Holdings	1,030	46
Aspen Insurance Holdings	5,615	149
Axis Capital Holdings	855	32
Berkshire Hathaway, Cl B*	80	290
Endurance Specialty Holdings	2,440	91
Everest Re Group	330	33
Montpelier Re Holdings	7,980	146
PartnerRe	4,050	292
Platinum Underwriters Holdings	2,900	99
RenaissanceRe Holdings	5,400	292

Total Reinsurance		1,470

REITs-Apartments — 1.2%
Apartment Investment & Management, Cl A	3,400	188
Archstone-Smith Trust	9,316	485
AvalonBay Communities	3,590	439

9	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
REITs-Apartments — continued
BRE Properties	2,603	$156
Equity Residential	9,432	438
GMH Communities Trust	7,844	79
UDR	7,615	229

Total REITs-Apartments		2,014

REITs-Diversified — 0.7%
Colonial Properties Trust	3,467	172
Digital Realty Trust	5,547	224
PS Business Parks	1,814	125
Vornado Realty Trust	5,374	638

Total REITs-Diversified		1,159

REITs-Hotels — 0.5%
Ashford Hospitality Trust	3,100	37
DiamondRock Hospitality	11,695	214
Host Hotels & Resorts	19,573	502

Total REITs-Hotels		753

REITs-Manufactured Homes — 0.1%
Equity Lifestyle Properties	1,942	105

Total REITs-Manufactured Homes		105

REITs-Office Property — 1.0%
Alexandria Real Estate Equities	2,346	248
American Financial Realty Trust	4,530	48
Boston Properties	5,848	688
Corporate Office Properties Trust	4,676	220
SL Green Realty	2,565	362

Total REITs-Office Property		1,566

REITs-Regional Malls — 1.3%
CBL & Associates Properties	4,400	200
General Growth Properties	7,347	469
Macerich	2,269	216
Simon Property Group	9,170	1,057
Taubman Centers	4,508	253

Total REITs-Regional Malls		2,195

REITs-Shopping Centers — 0.8%
Developers Diversified Realty	4,079	266
Federal Realty Investment Trust	2,865	258
Kimco Realty	7,682	369
Kite Realty Group Trust	2,472	49
Regency Centers	4,366	360

Total REITs-Shopping Centers		1,302

REITs-Storage — 0.3%
Public Storage	4,967	464

Total REITs-Storage		464

REITs-Warehouse/Industrial — 0.5%
AMB Property	4,053	247
Prologis	7,930	514

Total REITs-Warehouse/Industrial		761

Rental Auto/Equipment — 0.1%
Avis Budget Group*	470	13
Description	Shares	Value (000)
Rental Auto/Equipment — continued
H&E Equipment Services*	3,500	$83

Total Rental Auto/Equipment		96

Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch, Cl A	7,375	602
Aeropostale*	4,580	188
AnnTaylor Stores*	1,600	61
Bebe Stores	3,700	65
Childrens Place Retail Stores*	1,250	66
Footstar*	9,760	86
Kenneth Cole Productions, Cl A	2,710	69
Men's Wearhouse	4,900	212
New York*	4,300	60

Total Retail-Apparel/Shoe		1,409

Retail-Automobile — 0.0%
Group 1 Automotive	1,100	45

Total Retail-Automobile		45

Retail-Building Products — 0.3%
Lowe's	17,600	538

Total Retail-Building Products		538

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	4,690	156

Total Retail-Computer Equipment		156

Retail-Discount — 0.2%
Citi Trends*	1,432	57
Costco Wholesale	321	17
Dollar General	8,835	189
Wal-mart Stores	6	—

Total Retail-Discount		263

Retail-Drug Store — 0.8%
CVS	30,773	1,115
Rite Aid*	28,500	175

Total Retail-Drug Store		1,290

Retail-Jewelry — 0.0%
Movado Group	2,250	74

Total Retail-Jewelry		74

Retail-Major Department Store — 0.5%
JC Penney	6,880	544
Sears Holdings*	1,811	346

Total Retail-Major Department Store		890

Retail-Office Supplies — 0.0%
Office Depot*	776	26
OfficeMax	576	28

Total Retail-Office Supplies		54

Retail-Pet Food & Supplies — 0.1%
Petsmart	3,240	108

Total Retail-Pet Food & Supplies		108

10	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Propane Distribution — 0.1%
Star Gas Partners*	35,280	$143

Total Retail-Propane Distribution		143

Retail-Regional Department Store — 0.2%
Dillard's, Cl A	7,000	242

Total Retail-Regional Department Store		242

Retail-Restaurants — 0.6%
BJ's Restaurants*	1,400	29
Cheesecake Factory*	1,130	31
Chipotle Mexican Grill, Cl A*	745	48
Panera Bread, Cl A*	1,970	110
Starbucks*	23,370	725

Total Retail-Restaurants		943

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	810	45
Hibbet Sports*	2,215	65
Zumiez*	1,050	41

Total Retail-Sporting Goods		151

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	8,275	51

Total Retail-Video Rental		51

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	600	23

Total Retirement/Aged Care		23

Rubber-Tires — 0.1%
Goodyear Tire & Rubber*	2,759	92

Total Rubber-Tires		92

S&L/Thrifts-Central US — 0.1%
Citizens First Bancorp	1,700	36
Franklin Bank*	2,600	41
MAF Bancorp	2,450	98

Total S&L/Thrifts-Central US		175

S&L/Thrifts-Eastern US — 0.4%
Brookline Bancorp	6,560	78
Clifton Savings Bancorp	2,800	33
Dime Community Bancshares	5,350	71
Flushing Financial	4,400	68
Investors Bancorp*	5,500	79
KNBT Bancorp	3,700	55
NewAlliance Bancshares	5,200	81
Partners Trust Financial Group	1,500	17
Provident New York Bancorp	6,750	92

Total S&L/Thrifts-Eastern US		574

S&L/Thrifts-Southern US — 0.0%
Bankunited Financial, Cl A	2,750	60

Total S&L/Thrifts-Southern US		60

S&L/Thrifts-Western US — 0.4%
PFF Bancorp	2,700	76
Provident Financial Holdings	2,550	63
Washington Federal	10,325	245
Description	Shares	Value (000)
S&L/Thrifts-Western US — continued
Washington Mutual	5,276	$221

Total S&L/Thrifts-Western US		605

Satellite Telecom — 0.0%
Loral Space & Communications*	500	24

Total Satellite Telecom		24

Schools — 0.2%
Capella Education*	1,945	68
ITT Educational Services*	1,820	177
Learning Tree International*	6,200	70
Strayer Education	685	85

Total Schools		400

Semiconductor Components-Integrated Circuits — 0.7%
ChipMOS TECHNOLOGIES*	3,940	27
Cirrus Logic*	7,000	58
Cypress Semiconductor*	4,120	94
Integrated Device Technology*	5,050	76
Maxim Integrated Products	21,090	669
Powertech Technology GDR	21,200	159

Total Semiconductor Components-Integrated Circuits		1,083

Semiconductor Equipment — 0.4%
Applied Materials	9,705	187
Brooks Automation*	4,050	71
Cabot Microelectronics*	1,620	52
Mattson Technology*	4,950	50
Tessera Technologies*	2,270	97
Ultratech*	3,780	52
Varian Semiconductor Equipment*	1,775	118

Total Semiconductor Equipment		627

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	2,960	27

Total Specified Purpose Acquisition		27

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	3,280	47
TMK GDR*	1,400	51
TMK GDR 144A*	2,000	73

Total Steel Pipe & Tube		171

Steel-Producers — 0.1%
Nucor	1,900	121
Olympic Steel	1,000	33

Total Steel-Producers		154

Steel-Specialty — 0.3%
Allegheny Technologies	4,401	482

Total Steel-Specialty		482

Super-Regional Banks-US — 1.0%
Bank of America	10,651	542

11	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Super-Regional Banks-US — continued
Capital One Financial	8,494	$631
PNC Financial Services Group	1,423	105
Wells Fargo	11,246	404

Total Super-Regional Banks-US		1,682

Telecommunications Equipment — 0.2%
CommScope*	2,024	94
Comtech Telecommunications*	1,300	49
Plantronics	4,570	115
Tollgrade Communications*	6,020	72

Total Telecommunications Equipment		330

Telecommunications Services — 0.6%
Amdocs*	6,245	229
Cbeyond*	2,614	91
Embarq	4,200	252
Mastec*	6,130	70
Orascom Telecom Holding GDR	1,400	97
Orbcomm*	3,750	43
RCN*	1,830	49
Time Warner Telecom, Cl A*	8,380	172

Total Telecommunications Services		1,003

Telephone-Integrated — 0.9%
AT&T	22,716	879
IDT, Cl B	3,490	39
General Communication, Cl A*	4,400	63
Verizon Communications	16,267	621

Total Telephone-Integrated		1,602

Television — 0.0%
Sinclair Broadcast Group, Cl A	1,915	31

Total Television		31

Therapeutics — 0.7%
Gilead Sciences*	12,810	1,047
Medicines*	1,840	42
Theravance*	2,055	68
Warner Chilcott, Cl A*	1,640	28

Total Therapeutics		1,185

Tobacco — 1.0%
Altria Group	8,922	615
Imperial Tobacco Group ADR	8,101	708
UST	6,456	366

Total Tobacco		1,689

Tools-Hand Held — 0.3%
Stanley Works	7,556	440

Total Tools-Hand Held		440

Transactional Software — 0.1%
Innerworkings*	5,362	66
VeriFone Holdings*	1,790	63

Total Transactional Software		129

Transport-Equipment & Leasing — 0.1%
GATX	1,040	51
Genesis Lease ADR	1,960	53
Description	Shares	Value (000)
Transport-Equipment & Leasing — continued
Greenbrier	760	$17

Total Transport-Equipment & Leasing		121

Transport-Rail — 0.6%
Burlington Northern Santa Fe	4,511	395
Canadian Pacific Railway	4,400	280
CSX	6,100	263

Total Transport-Rail		938

Transport-Services — 0.1%
FedEx	378	40
Ryder System	1,161	61
UTI Worldwide	2,300	54

Total Transport-Services		155

Transport-Truck — 0.1%
Forward Air	1,700	52
Heartland Express	3,950	68
Knight Transportation	2,800	55
Landstar Systems	900	43

Total Transport-Truck		218

Veterinary Diagnostics — 0.0%
VCA Antech*	1,270	50

Total Veterinary Diagnostics		50

Vitamins & Nutrition Products — 0.1%
Herbalife	2,670	107

Total Vitamins & Nutrition Products		107

Water — 0.1%
California Water Service Group	1,650	64
Consolidated Water	3,050	79

Total Water		143

Web Hosting/Design — 0.1%
Equinix*	1,655	138

Total Web Hosting/Design		138

Web Portals/ISP — 1.0%
Gigamedia*	11,699	165
Google, Cl A*	1,794	846
Trizetto Group*	3,300	64
Yahoo!*	18,190	510

Total Web Portals/ISP		1,585

Wireless Equipment — 1.3%
American Tower, Cl A*	27,065	1,028
Nokia ADR	15,836	400
Novatel Wireless*	1,560	28
Qualcomm	13,360	585
RF Micro Devices*	6,800	43

Total Wireless Equipment		2,084

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	2,987	37

Total Wound, Burn & Skin Care		37

12	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
X-Ray Equipment — 0.1%
Hologic*	1,580	$90

Total X-Ray Equipment		90

Total Common Stock (Cost $104,475)		118,745

Foreign Common Stock — 23.9%
Australia — 1.2%
BHP Billiton	35,954	878
BlueScope Steel	340	3
Centennial Coal	8,233	20
Coles Group	1,147	16
Commander Communications	3,400	6
Leighton Holdings	11,660	335
Perilya	5,984	21
QBE Insurance Group	4,108	104
Rio Tinto	1,493	102
Sally Malay Mining*	6,151	27
Santos	3,846	36
Straits Resources	5,607	18
Tattersall's	91,029	388
Telstra	6,848	26
Zinifex	2,204	30

Total Australia		2,010

Austria — 0.3%
Andritz	300	77
Austrian Airlines*	4,083	63
Voestalpine*	4,262	286

Total Austria		426

Belgium — 1.0%
Belgacom	3,536	155
Delhaize Group*	2,311	222
Dexia	1,429	47
Euronav	40	1
Fortis	25,042	1,126
KBC Groep	735	97

Total Belgium		1,648

Brazil — 0.2%
Gafisa	11,200	158
Localiza Rent A Car	6,600	67
Porto Seguro	3,400	117

Total Brazil		342

Canada — 0.6%
Canadian Imperial Bank of Commerce	3,400	299
IPSCO	500	74
Jean Coutu Group, Cl A	1,600	22
Lundin Mining*	3,900	48
Methanex	1,900	45
Petro-Canada	200	9
Sherritt International	3,700	49
Talisman Energy	22,000	418

Total Canada		964

Description	Shares	Value (000)
China — 0.0%
Sino Techfibre	24,000	$23

Total China		23

Denmark — 0.1%
Jyske Bank*	800	64
Nordern*	82	94
Topdanmark*	300	59

Total Denmark		217

Finland — 0.4%
Metso	3,469	190
Outokumpu	13,272	441
Rautaruukki	600	32

Total Finland		663

France — 2.4%
BNP Paribas	11,587	1,344
Bouygues	5,801	462
Business Objects*	50	2
Cap Gemini	5,095	385
CNP Assurances	1,154	147
Societe Generale	6,407	1,358
Total	3,909	288

Total France		3,986

Germany — 2.5%
Allianz SE	2,825	643
Bayerische Motoren Werke*	2,453	151
Deutsche Bank	61	9
Deutsche Lufthansa	13,560	405
E.ON	5,081	760
MAN	6,297	836
Salzgitter	3,242	533
ThyssenKrupp	14,346	766

Total Germany		4,103

Hong Kong — 0.3%
China Everbright International	359,000	97
China Resources Enterprise	38,000	128
CNOOC	98,000	84
Kingdee International Software Group	128,000	100
Lee & Man Paper Manufacturing	24,000	67
Orient Overseas International	11,000	93
RC Group Holdings	6,260	14
Vtech Holdings	6,155	46

Total Hong Kong		629

Indonesia — 0.3%
Astra International	118,000	185
Bank Niaga	959,000	88
Bank Rakyat Indonesia	160,000	92
Ciputra Development*	882,000	93
Ramayana Lestari Sentosa	1,101,000	96

Total Indonesia		554

Italy — 1.0%
Enel	38,656	439
ENI	28,918	959

13	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Italy— continued
Fiat*	9,391	$276

Total Italy		1,674

Japan — 4.2%
ABILIT	5,000	25
Alpine Electronics	3,200	53
Aozora Bank	30,000	108
Asahi Pretec	700	18
Brother Industries	13,000	177
Canon	9,600	539
Central Japan Railway	63	694
Cosmos Initia	2,000	13
Eisai	300	14
Eizo Nanao	100	3
Fields	20	29
Fuji Heavy Industries	12,000	59
Fujikura	14,000	90
Fujitsu General*	4,000	9
Haseko*	19,500	65
Hitachi Zosen*	66,500	119
Hudson Soft*	1,500	24
JFE Holdings	8,700	478
JFE Shoji Holdings	10,000	55
KDDI	36	283
Kobayashi Pharmaceutical	900	34
Kyoei Steel	900	25
Leopalace21	4,300	141
Mandom	500	13
Mitsubishi Chemical Holdings	18,500	149
Mitsubishi UFJ Lease & Finance	1,900	81
Mori Seiki	3,300	87
Morinaga Milk Industry	4,000	18
Nikon	19,000	436
Nippon Mining Holdings	20,000	161
Nippon Steel	3,600	23
Nissan Shatai	3,000	15
Nisshin Oillio Group	3,000	18
NTT Data	65	319
Pacific Management	55	110
Santen Pharmaceutical	425	12
SBI Holdings	352	113
Seiko	2,000	12
Seiko Epson	3,600	109
Shinsei Bank	27,000	116
Shinsho	3,000	9
Shinwa Kaiun Kaisha	4,000	24
Sumco	20,100	874
Sumikin Bussan	3,000	12
Sumitomo Metal Mining	9,000	167
Suzuki Motor	10,800	307
Tokyo Leasing	1,100	16
Tokyo Tekko	3,000	22
Toyota Auto Body	900	16
Toyota Boshoku	10,100	233
Yamaha Motor	6,000	158
Yamato Kogyo	4,200	138
Yamazen	2,000	14

Total Japan		6,837

Malaysia — 0.2%
Genting	36,800	91
SP Setia	45,000	108
Description	Shares	Value (000)
Malaysia — continued
WCT Engineering	46,000	$91

Total Malaysia		290

Mexico — 0.1%
GEO SA de CV, Ser B*	26,200	144

Total Mexico		144

Netherlands — 2.1%
Aegon	704	14
Arcelor Mittal	1,555	83
ING Groep	18,394	838
Royal Dutch Shell, Cl A	45,146	1,568
Royal KPN	56,712	963

Total Netherlands		3,466

New Zealand — 0.2%
Air New Zealand	127,093	265

Total New Zealand		265

Norway — 0.2%
Aker	860	53
Cermaq*	1,900	33
Tandberg	9,300	197

Total Norway		283

Philippines — 0.3%
Ayala	14,800	186
Bank of the Philippine Islands*	31,000	42
Jollibee Foods	92,000	96
Union Bank of Philippines* (B)	28,900	39
Universal Robina	308,000	103

Total Philippines		466

Portugal — 0.0%
Energias de Portugal	3,700	20

Total Portugal		20

Russia — 0.2%
NovaTek	2,500	129
Sberbank	41	160
Unified Energy System	78,000	101

Total Russia		390

Singapore — 0.4%
Midas Holdings	75,000	98
Neptune Orient Lines	19,000	45
SembCorp Industries	17,000	54
Singapore Airlines	19,000	226
Singapore Exchange	24,000	115
Singapore Telecommunications	29,450	64

Total Singapore		602

South Africa — 0.3%
MTN Group	8,250	121
Standard Bank Group	11,550	181

14	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
South Africa — continued
Truworths International	32,700	$182

Total South Africa		484

South Korea — 0.4%
Daegu Bank	7,000	115
Hyundai Motor	2,000	126
Lotte Shopping	440	165
Osstem Implant*	1,800	86
Samsung Techwin	2,890	114
SSCP*	4,400	124

Total South Korea		730

Spain — 0.6%
Acerinox	712	17
Banco Bilbao Vizcaya Argentaria	40,796	975
Telefonica	1,508	34

Total Spain		1,026

Sweden — 0.6%
Electrolux, Cl B*	7,943	206
Skandinaviska Enskilda Banken	13,200	484
Volvo, Cl B	14,650	288

Total Sweden		978

Switzerland — 0.7%
Forbo Holding*	58	30
Swatch Group	427	122
Zurich Financial Services	3,363	976

Total Switzerland		1,128

Thailand — 0.2%
CP Seven Eleven	441,000	93
Home Product Center	654,000	101
Kasikornbank	69,000	133

Total Thailand		327

United Kingdom — 2.9%
Antofagasta	44,560	472
Ashtead	15,545	48
AstraZeneca	8,394	457
Aviva	1,242	20
Barclays	14,959	216
BG Group	8,828	127
BHP Billiton	1,296	29
British Airways*	70,790	712
British American Tobacco	1,922	60
BT Group	162,850	1,024
CSR*	5,612	85
easyJet*	8,297	117
HBOS	8,912	191
Inchcape	10,896	123
International Power	2,348	21
Kazakhmys	4,833	109
Kelda Group	1,200	22
Michael Page International	24,404	279
National Express	800	19
NETeller* (B)	4,431	9
Next	1,416	66
Description	Shares	Value (000)
United Kingdom — continued
Northgate Info Solutions	7,621	$13
Royal Bank of Scotland Group	10,119	387
Royal Dutch Shell, Cl B	2,384	84
Sportingbet	5,491	7
SVG Capital	1,479	27
Tesco	258	3

Total United Kingdom		4,727

Total Foreign Common Stock (Cost $33,439)		39,402

Foreign Preferred Stock — 0.2%
Germany — 0.2%
Porsche*	255	428

Total Germany		428

Total Foreign Preferred Stock (Cost $288)		428

Investment Company — 0.5%
Index Fund-Midcap — 0.0%
iShares Russell Midcap Value Index Fund	400	63

Total Index Fund-Midcap		63

Index Fund-Small Cap — 0.5%
iShares Russell 2000 Growth Index Fund	535	44
iShares S&P Small Cap 600 Value Income Index	8,700	680

Total Index Fund-Small Cap		724

Total Investment Company (Cost $768)		787

Cash Equivalent — 2.2%
Evergreen Select Money Market Fund, Institutional Class, 5.210% (A)	3,576,008	3,576

Total Cash Equivalent (Cost $3,576)		3,576

	—	—
Warrants — 0.5%
Amorepacific 144A, expires 6/16/09*	13,900	96
Asian Paints 144A, expires 6/15/09*	7,200	142
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	13,700	107
Nicholas Piramal India 144A, expires 10/26/09*	21,600	136
Suzlon Energy Limited 144A, expires 6/4/07*	3,700	107
TXC 144A, expires 1/27/12*	63,500	114

15	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

April 30, 2007 (Unaudited)

Description		Value (000)
Warrants — continued
Union Bank of India 144A, expires, 05/18/09*	42,000	$87

Total Warrants (Cost $717)		789

Total Investments — 99.4% † (Cost $143,263)		163,727

Other Assets and Liabilities, Net — 0.6%		1,001

Total Net Assets — 100.0%		$164,728

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $1,381 (000), representing 0.8% of the net assets of the Fund.

(A) — Rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.

(B) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $48 (000), representing 0.0% of net assets.

(C) — Security purchased on a when-issued basis.
ADR — American Depositary Receipt
B2B — Business to Business
Cl — Class
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund’s investments was $143,262,583 and the unrealized appreciation and depreciation were $22,104,956 and $(1,640,628), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

16	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 60.4%
Advanced Materials/Products — 0.0%
Hexcel*	3,250	$71

Total Advanced Materials/Products		71

Advertising Services — 0.1%
Getty Images*	490	25
inVentiv Health*	2,150	82

Total Advertising Services		107

Aerospace/Defense — 1.3%
Aerovironment*	1,760	38
Boeing	12,493	1,162
Empresa Brasileira de Aeronautica ADR	3,400	159
General Dynamics	9,265	727
Rockwell Collins	11,675	767
Teledyne Technologies*	2,490	110

Total Aerospace/Defense		2,963

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems*	4,250	396
BE Aerospace*	9,380	344
DRS Technologies	3,070	154
Goodrich	1,605	91

Total Aerospace/Defense-Equipment		985

Agricultural Chemicals — 0.6%
Agrium	6,100	236
CF Industries Holdings	1,700	68
Monsanto	17,305	1,021

Total Agricultural Chemicals		1,325

Agricultural Operations — 0.2%
Archer-Daniels-Midland	9,120	353
Tejon Ranch*	1,910	95

Total Agricultural Operations		448

Airlines — 0.2%
AMR*	8,100	211
Delta Airlines* (D)	850	18
Republic Airways Holdings*	1,110	24
UAL*	1,800	60
US Airways Group*	1,170	43

Total Airlines		356

Apparel Manufacturers — 0.0%
Carter's*	2,500	65

Total Apparel Manufacturers		65

Applications Software — 0.5%
American Reprographics*	1,640	55
Citrix Systems*	2,575	84
Intuit*	2,510	71
Microsoft	26,720	800
Nuance Communications*	2,185	34
Satyam Computer Services ADR	5,840	145

Total Applications Software		1,189

Description	Shares	Value (000)
Auction House/Art Dealer — 0.0%
Sotheby's	820	$42

Total Auction House/Art Dealer		42

Audio/Video Products — 0.1%
DTS*	1,225	27
Harman International	2,180	266

Total Audio/Video Products		293

Auto-Cars/Light Trucks — 0.0%
General Motors	1,300	41

Total Auto-Cars/Light Trucks		41

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	3,090	67

Total Auto-Medium & Heavy Duty Trucks		67

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	4,893	63

Total Auto/Truck Parts & Equipment-Original		63

B2B/E-Commerce — 0.0%
webMethods*	5,750	52

Total B2B/E-Commerce		52

Batteries/Battery Systems — 0.0%
Energy Conversion Devices*	940	33

Total Batteries/Battery Systems		33

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	5,290	276

Total Beverages-Non-Alcoholic		276

Brewery — 0.3%
CIA Cervecerias Unidas ADR	5,000	174
Grupo Modelo, ADR	2,000	103
Molson Coors Brewing, Cl B	4,800	453

Total Brewery		730

Broadcast Services/Programming — 0.1%
Clear Channel Communications	143	5
Grupo Televisa ADR	5,500	154
Nexstar Broadcasting Group, Cl A*	1,450	18

Total Broadcast Services/Programming		177

Building & Construction Products-Miscellaneous — 0.0%
NCI Building Systems*	1,150	57

Total Building & Construction Products-Miscellaneous		57

Building & Construction-Miscellaneous — 0.0%
Insituform Technologies, Cl A*	2,100	43

Total Building & Construction-Miscellaneous		43

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Building Products-Air & Heating — 0.0%
AAON	2,550	$63

Total Building Products-Air & Heating		63

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	1,240	181

Total Building Products-Cement/Aggregate		181

Building Products-Light Fixtures — 0.1%
Genlyte Group*	3,550	277

Total Building Products-Light Fixtures		277

Building-Heavy Construction — 0.2%
Washington Group International*	5,000	335

Total Building-Heavy Construction		335

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	2,150	47

Total Building-Mobile Home/Manufactured Housing		47

Building-Residential/Commercial — 0.1%
DR Horton	3,590	80
Lennar, Cl A	1,750	75
Pulte Homes	2,980	80

Total Building-Residential/Commercial		235

Cable TV — 0.3%
Comcast, Cl A*	7,565	200
Directv Group*	15,787	376
Mediacom Communications, Cl A*	2,055	18

Total Cable TV		594

Casino Hotels — 0.3%
Harrah's Entertainment	38	3
MGM Mirage*	8,455	569

Total Casino Hotels		572

Casino Services — 0.2%
International Game Technology	13,470	514

Total Casino Services		514

Cellular Telecommunications — 1.1%
America Movil, Ser L ADR	2,700	142
MetroPCS Communications*	10,685	300
Millicom International Cellular*	2,330	189
NII Holdings*	21,745	1,669
Turkcell Iletisim Hizmet ADR	10,418	147

Total Cellular Telecommunications		2,447

Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours	10,850	533
Lyondell Chemical	980	31
Olin	2,435	42

Total Chemicals-Diversified		606

Description	Shares	Value (000)
Chemicals-Specialty — 0.3%
Hercules*	4,744	$89
Lubrizol	6,700	402
Terra Industries*	7,100	125

Total Chemicals-Specialty		616

Circuit Boards — 0.0%
Park Electrochemical	1,440	40

Total Circuit Boards		40

Coal — 0.3%
Alpha Natural Resources*	2,900	50
Arch Coal	1,490	54
Consol Energy	7,300	305
Massey Energy	4,110	111
Peabody Energy	1,765	85

Total Coal		605

Commercial Banks Non-US — 0.2%
Banco Bradesco ADR*	10,600	225
Kazkommertsbank GDR*	5,300	111

Total Commercial Banks Non-US		336

Commercial Banks-Central US — 0.2%
Bank Mutual	9,100	107
First Busey	2,600	52
Heartland Financial USA	2,000	51
Irwin Financial	7,510	121
MB Financial	3,150	106
Oak Hill Financial	1,300	30
Old Second Bancorp	2,400	70

Total Commercial Banks-Central US		537

Commercial Banks-Eastern US — 0.1%
Independent Bank	2,200	65
Signature Bank*	2,255	71
Yardville National Bancorp	2,250	78

Total Commercial Banks-Eastern US		214

Commercial Banks-Southern US — 0.2%
Colonial BancGroup	16,850	405

Total Commercial Banks-Southern US		405

Commercial Banks-Western US — 0.2%
AmericanWest Bancorp	2,700	54
Centennial Bank Holdings*	11,850	104
Community Bancorp*	970	30
Glacier Bancorp	2,350	50
ITLA Capital	1,700	87
Silver State Bancorp*	1,900	45
Sterling Financial	2,650	78
SVB Financial Group*	2,160	111

Total Commercial Banks-Western US		559

Commercial Services — 0.3%
Arbitron	2,370	117
ChoicePoint*	2,470	94
eTelecare Global Solutions ADR*	5,800	85

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Commercial Services — continued
ExlService Holdings*	1,644	$34
PeopleSupport*	409	5
PHH*	3,010	92
Steiner Leisure*	1,200	58
TeleTech Holdings*	1,615	61

Total Commercial Services		546

Commercial Services-Finance — 0.1%
Western Union	10,933	230
Wright Express*	3,075	97

Total Commercial Services-Finance		327

Communications Software — 0.1%
Avid Technology*	3,550	118

Total Communications Software		118

Computer Aided Design — 0.0%
Parametric Technology*	3,400	60

Total Computer Aided Design		60

Computer Services — 0.7%
Ceridian*	11,400	385
Cognizant Technology Solutions, Cl A*	11,550	1,033
Perot Systems, Cl A*	8,790	157
Syntel	1,185	41

Total Computer Services		1,616

Computer Software — 0.0%
Double-Take Software*	3,560	60

Total Computer Software		60

Computers — 1.4%
Apple*	13,025	1,300
Dell*	4,830	122
Hewlett-Packard	27,133	1,143
International Business Machines	4,747	485

Total Computers		3,050

Computers-Integrated Systems — 0.3%
Brocade Communication Systems*	58,880	575
Kronos*	350	19
Riverbed Technology*	2,030	65

Total Computers-Integrated Systems		659

Computers-Memory Devices — 0.2%
EMC*	19,140	290
Network Appliance*	3,510	131
Smart Modular Technologies*	2,480	33
Xyratex*	2,000	45

Total Computers-Memory Devices		499

Consulting Services — 0.2%
Advisory Board*	1,498	71
FTI Consulting*	2,100	77
Huron Consulting Group*	665	41
Description	Shares	Value (000)
Consulting Services — continued
LECG*	4,930	$72
Maximus	2,370	83

Total Consulting Services		344

Consumer Products-Miscellaneous — 0.0%
Clorox	1,274	85

Total Consumer Products-Miscellaneous		85

Containers-Metal/Glass — 0.2%
Owens-Illinois*	13,400	403

Total Containers-Metal/Glass		403

Containers-Paper/Plastic — 0.2%
Sealed Air	11,400	375

Total Containers-Paper/Plastic		375

Cruise Lines — 0.2%
Carnival	7,314	358

Total Cruise Lines		358

Data Processing/Management — 0.2%
Acxiom	4,020	91
Automatic Data Processing	5,360	240
Commvault Systems*	2,585	44
Fair Isaac	2,290	82
First Data	257	8

Total Data Processing/Management		465

Dental Supplies & Equipment — 0.1%
Patterson*	1,050	38
Sirona Dental Systems	1,900	63

Total Dental Supplies & Equipment		101

Diagnostic Equipment — 0.0%
Gen-Probe*	1,315	67

Total Diagnostic Equipment		67

Diagnostic Kits — 0.1%
Inverness Medical Innovations*	2,500	100
Quidel*	5,284	74

Total Diagnostic Kits		174

Dialysis Centers — 0.1%
DaVita*	815	44
Dialysis Corp of America*	8,470	99

Total Dialysis Centers		143

Direct Marketing — 0.0%
Value Vision International*	6,380	72

Total Direct Marketing		72

Disposable Medical Products — 0.1%
C.R. Bard	1,685	140

Total Disposable Medical Products		140

Distribution/Wholesale — 0.1%
Bell Microproducts*	7,540	51

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Distribution/Wholesale — continued
Fastenal	1,600	$66
Owens & Minor	2,300	81

Total Distribution/Wholesale		198

Diversified Manufacturing Operations — 1.5%
3M	6,920	573
Dover	6,500	313
ESCO Technologies*	1,400	64
General Electric	22,860	843
Griffon*	2,600	62
Honeywell International	7,497	406
Illinois Tool Works	9,108	467
Tyco International	14,685	479

Total Diversified Manufacturing Operations		3,207

Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	4,100	167
Oglebay Norton*	2,000	50

Total Diversified Minerals		217

Diversified Operations — 0.0%
Resource America, Cl A	2,950	65
Walter Industries	2,130	63

Total Diversified Operations		128

E-Commerce/Products — 0.1%
Amazon.com*	47	3
Blue Nile*	970	46
Submarino GDR 144A	1,600	116

Total E-Commerce/Products		165

E-Commerce/Services — 0.0%
Expedia*	3,466	82

Total E-Commerce/Services		82

E-Services/Consulting — 0.0%
Perficient*	1,489	32

Total E-Services/Consulting		32

Educational Software — 0.1%
Blackboard*	3,150	108

Total Educational Software		108

Electric Products-Miscellaneous — 0.1%
Emerson Electric	6,242	293

Total Electric Products-Miscellaneous		293

Electric-Generation — 0.1%
AES*	13,034	287

Total Electric-Generation		287

Electric-Integrated — 1.4%
Alliant Energy	9,200	403
Centerpoint Energy	29,400	554
Dominion Resources	3,800	346
DTE Energy	9,800	496
Duke Energy	12,859	264
Description	Shares	Value (000)
Electric-Integrated — continued
Entergy	5,271	$596
Otter Tail	1,700	58
Pike Electric*	2,700	55
PPL	11,100	484
TXU	193	13

Total Electric-Integrated		3,269

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	5,800	92
Celestica*	24,800	168
Flextronics International*	5,965	66
Hon Hai Precision Industry GDR 144A	12,750	170
Jabil Circuit	1,140	27

Total Electronic Components-Miscellaneous		523

Electronic Components-Semiconductors — 1.1%
Actel*	2,500	36
DSP Group*	14,960	276
Ikanos Communications*	10,700	83
International Rectifier*	740	26
MEMC Electronic Materials*	2,900	159
Microsemi*	3,100	72
Netlogic Microsystems*	1,330	41
Nvidia*	24,652	811
PMC-Sierra*	8,430	65
QLogic*	10,570	189
Samsung Electronics GDR 144A	980	299
Semtech*	4,825	69
Silicon Laboratories*	2,490	82
Sirf Technology Holdings*	860	21
Xilinx	4,575	135
Zoran*	5,000	99

Total Electronic Components-Semiconductors		2,463

Electronic Design Automation — 0.1%
Comtech Group*	3,485	62
Synplicity*	21,040	139

Total Electronic Design Automation		201

Electronic Forms — 0.4%
Adobe Systems*	18,630	774

Total Electronic Forms		774

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	10,300	354
Itron*	1,170	79

Total Electronic Measuring Instruments		433

Electronic Parts Distribution — 0.1%
Arrow Electronics*	7,500	296

Total Electronic Parts Distribution		296

Electronics-Military — 0.1%
EDO	3,490	96
L-3 Communications Holdings	2,400	216

Total Electronics-Military		312

4	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Energy-Alternate Sources — 0.1%
Covanta Holding*	12,500	$307

Total Energy-Alternate Sources		307

Engineering/R&D Services — 0.1%
Fluor	1,825	174
Shaw Group*	2,550	83

Total Engineering/R&D Services		257

Enterprise Software/Services — 0.7%
BMC Software*	7,600	246
Concur Technologies*	3,408	61
Lawson Software*	18,425	164
Open Text*	4,650	107
Oracle*	31,650	595
Sybase*	13,600	329
Ultimate Software Group*	2,150	59

Total Enterprise Software/Services		1,561

Entertainment Software — 0.1%
Activision*	9,436	189
Electronic Arts*	630	32
THQ*	2,255	75

Total Entertainment Software		296

Environmental Consulting & Engineering — 0.0%
Tetra Tech*	2,500	52

Total Environmental Consulting & Engineering		52

Fiduciary Banks — 0.4%
Bank of New York	10,715	434
Mellon Financial	118	5
Northern Trust	7,000	440

Total Fiduciary Banks		879

Filtration/Separation Products — 0.2%
Clarcor	3,450	109
Pall	7,600	319

Total Filtration/Separation Products		428

Finance-Commercial — 0.0%
NewStar Financial*	1,300	21

Total Finance-Commercial		21

Finance-Consumer Loans — 0.4%
Encore Capital Group*	10,900	130
First Marblehead	2,160	78
Nelnet, Cl A	2,040	55
Portfolio Recovery Associates	1,325	74
SLM	10,129	545

Total Finance-Consumer Loans		882

Finance-Credit Card — 0.1%
American Express	1,800	109
Compucredit*	630	23

Total Finance-Credit Card		132

Description	Shares	Value (000)
Finance-Investment Banker/Broker — 1.2%
Citigroup	13,921	$746
Greenhill	1,055	67
JPMorgan Chase	14,738	768
Lazard, Cl A	15,450	837
Lehman Brothers Holdings	1,966	148
Morgan Stanley	1,479	124
Optionsxpress Holdings	3,400	84

Total Finance-Investment Banker/Broker		2,774

Finance-Other Services — 0.2%
Asset Acceptance Capital*	15,060	277
GFI Group*	710	49
Nasdaq Stock Market*	6,435	210

Total Finance-Other Services		536

Financial Guarantee Insurance — 0.2%
AMBAC Financial Group	1,915	176
MGIC Investment	3,711	228

Total Financial Guarantee Insurance		404

Food-Dairy Products — 0.2%
Dean Foods	6,450	235
Wimm-Bill-Dann Foods ADR	1,600	129

Total Food-Dairy Products		364

Food-Meat Products — 0.0%
Tyson Foods, Cl A	3,600	75

Total Food-Meat Products		75

Food-Miscellaneous/Diversified — 0.2%
ConAgra Foods	3,314	81
Kraft Foods, Cl A	7,656	256
Sunopta*	3,645	47
Unilever	2,840	87

Total Food-Miscellaneous/Diversified		471

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	2,650	85
Kroger	5,932	175

Total Food-Retail		260

Food-Wholesale/Distribution — 0.1%
Sysco	5,100	167
United Natural Foods*	2,490	78

Total Food-Wholesale/Distribution		245

Forestry — 0.2%
Plum Creek Timber	8,600	341

Total Forestry		341

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	3,324	93

Total Gambling (Non-Hotel)		93

Gas-Distribution — 0.0%
WGL Holdings	1,120	38

Total Gas-Distribution		38

5	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Gold Mining — 0.1%
Randgold Resources ADR	6,670	$160

Total Gold Mining		160

Golf — 0.0%
Callaway Golf	2,670	48

Total Golf		48

Hazardous Waste Disposal — 0.1%
Stericycle*	2,410	210

Total Hazardous Waste Disposal		210

Health Care Cost Containment — 0.2%
Hooper Holmes*	10,810	48
McKesson	7,298	429

Total Health Care Cost Containment		477

Hotels & Motels — 0.2%
InterContinental Hotels ADR	1,390	34
Lodgian*	4,610	64
Marriott International, Cl A	3,375	152
Starwood Hotels & Resorts Worldwide	2,204	148
Wyndham Worldwide*	1,160	40

Total Hotels & Motels		438

Human Resources — 0.5%
Hewitt Associates, Cl A*	16,280	484
Hudson Highland Group*	5,630	92
Kenexa*	2,449	76
Manpower	4,400	353
Monster Worldwide*	3,200	135

Total Human Resources		1,140

Import/Export — 0.0%
Castle Brands*	2,862	18

Total Import/Export		18

Independent Power Producer — 0.1%
Calpine*	4,900	18
Mirant*	710	32
Reliant Energy*	3,120	69

Total Independent Power Producer		119

Industrial Audio & Video Products — 0.0%
SRS Labs*	2,360	31

Total Industrial Audio & Video Products		31

Industrial Automation/Robot — 0.0%
Cognex	1,820	39
Intermec*	3,200	71

Total Industrial Automation/Robot		110

Industrial Gases — 0.5%
Air Products & Chemicals	745	57
Praxair	16,320	1,053

Total Industrial Gases		1,110

Description	Shares	Value (000)
Instruments-Controls — 0.1%
Watts Water Technologies, Cl A	2,550	$103

Total Instruments-Controls		103

Instruments-Scientific — 0.2%
PerkinElmer	19,800	479

Total Instruments-Scientific		479

Insurance Brokers — 0.1%
AON	10	—
Marsh & McLennan	6,380	203

Total Insurance Brokers		203

Internet Application Software — 0.1%
Cryptologic	3,060	92
DealerTrack Holdings*	3,191	106
Vocus*	1,699	38

Total Internet Application Software		236

Internet Connective Services — 0.0%
Cogent Communications Group*	3,050	78

Total Internet Connective Services		78

Internet Financial Services — 0.0%
Lightbridge*	3,090	55
Online Resources*	5,775	64

Total Internet Financial Services		119

Internet Infrastructure Software — 0.1%
F5 Networks*	1,785	137
Openwave Systems*	1,900	14
Opsware*	4,975	40

Total Internet Infrastructure Software		191

Internet Security — 0.2%
Checkfree*	1,960	66
Ipass*	5,880	31
Symantec*	19,700	347

Total Internet Security		444

Investment Management/Advisory Services — 0.4%
Affiliated Managers Group*	1,140	134
Franklin Resources	3,465	455
Legg Mason	2,285	227

Total Investment Management/Advisory Services		816

Lasers-Systems/Components — 0.1%
Newport*	3,600	56
Electro Scientific Industries*	7,820	161

Total Lasers-Systems/Components		217

Life/Health Insurance — 0.3%
Cigna	3,700	576

Total Life/Health Insurance		576

Linen Supply & Related Items — 0.0%
Cintas	1,330	50

Total Linen Supply & Related Items		50

6	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Machine Tools & Related Products — 0.2%
Kennametal	7,100	$501

Total Machine Tools & Related Products		501

Machinery-Construction & Mining — 0.5%
Caterpillar	9,505	690
Terex*	5,577	434

Total Machinery-Construction & Mining		1,124

Machinery-Electrical — 0.0%
Franklin Electric	1,900	81

Total Machinery-Electrical		81

Machinery-General Industry — 0.1%
Gardner Denver*	1,158	44
Manitowoc	1,860	127
Wabtec	3,495	130

Total Machinery-General Industry		301

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	745	30

Total Machinery-Print Trade		30

Medical Imaging Systems — 0.0%
Vital Images*	980	30

Total Medical Imaging Systems		30

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions*	2,515	66
Cerner*	12,435	662
IMS Health	2,615	77

Total Medical Information Systems		805

Medical Instruments — 0.6%
Abaxis*	838	19
Cambridge Heart*	12,210	40
Conceptus*	4,350	90
Medtronic	15,040	796
Micrus Endovascular*	808	18
Natus Medical*	7,230	129
St. Jude Medical*	1,400	60
Symmetry Medical*	9,030	153

Total Medical Instruments		1,305

Medical Labs & Testing Services — 0.2%
Covance*	1,060	64
Laboratory Corp of America Holdings*	3,700	292

Total Medical Labs & Testing Services		356

Medical Products — 0.4%
Baxter International	8,025	454
Haemonetics*	850	41
Henry Schein*	4,930	257
PSS World Medical*	4,300	86
Syneron Medical*	2,920	74
Description	Shares	Value (000)
Medical Products — continued
Vital Signs	1,050	$60

Total Medical Products		972

Medical-Biomedical/Genetic — 0.9%
Barrier Therapeutics*	20,870	144
Cambrex	3,690	89
Celgene*	4,330	265
Genzyme*	13,525	883
Integra Lifesciences*	1,800	82
Invitrogen*	1,370	90
Keryx Biopharmaceuticals*	4,550	46
Lifecell*	2,880	85
Martek Biosciences*	3,970	86
Orchid Cellmark*	5,990	40
PDL BioPharma*	6,830	173

Total Medical-Biomedical/Genetic		1,983

Medical-Drugs — 2.6%
Allergan	5,395	654
Angiotech Pharmaceuticals*	23,730	129
Aspreva Pharmaceuticals*	3,560	81
Axcan Pharma*	7,030	122
Bristol-Myers Squibb	14,742	426
Cephalon*	8,570	682
Dr Reddy's Lab ADR	7,000	120
Indevus Pharmaceuticals*	3,760	27
Medicis Pharmaceutical, Cl A	1,130	34
Pfizer	57,108	1,511
Santarus*	8,875	68
Schering-Plough	34,205	1,085
Valeant Pharmaceuticals	6,360	115
Wyeth	11,556	641

Total Medical-Drugs		5,695

Medical-Generic Drugs — 0.1%
Perrigo	5,825	111
Teva Pharmaceutical Industries ADR	2,800	107

Total Medical-Generic Drugs		218

Medical-HMO — 0.3%
WellPoint*	7,111	562

Total Medical-HMO		562

Medical-Hospitals — 0.2%
Universal Health Services, Cl B	6,200	376

Total Medical-Hospitals		376

Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Cl A*	3,500	43

Total Medical-Nursing Homes		43

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	2,600	102
Radiation Therapy Services*	4,822	142

Total Medical-Outpatient/Home Medical		244

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	6,955	348

7	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Wholesale Drug Distributors — continued
Cardinal Health	6,050	$423

Total Medical-Wholesale Drug Distributors		771

Metal Processors & Fabricators — 0.4%
Commercial Metals	13,200	443
Haynes International*	1,610	125
Ladish*	3,385	138
Precision Castparts	2,190	228

Total Metal Processors & Fabricators		934

Metal Products-Distributors — 0.0%
AM Castle	2,500	85

Total Metal Products-Distributors		85

Metal-Aluminum — 0.1%
Alcoa	3,380	120

Total Metal-Aluminum		120

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	4,155	279

Total Metal-Diversified		279

Miscellaneous Manufacturing — 0.0%
Aptargroup	640	47

Total Miscellaneous Manufacturing		47

Multi-Line Insurance — 1.6%
ACE	2,569	153
Allstate	6,786	423
American International Group	6,400	447
Cincinnati Financial	9,700	439
Hartford Financial Services Group	3,090	313
Loews	9,321	441
Metlife	6,552	430
XL Capital, Cl A	9,304	726

Total Multi-Line Insurance		3,372

Multimedia — 0.1%
Entravision Communications, Cl A*	4,925	48
Gemstar-TV Guide International*	21,480	95
Walt Disney	75	3

Total Multimedia		146

Networking Products — 0.2%
Anixter International*	1,050	75
Atheros Communications*	1,370	37
Cisco Systems*	10,420	278
Foundry Networks*	2,635	40
Switch and Data Facilities*	3,095	57

Total Networking Products		487

Non-Ferrous Metals — 0.3%
Cameco	15,070	703
Description	Shares	Value (000)
Non-Ferrous Metals — continued
USEC*	2,340	$47

Total Non-Ferrous Metals		750

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries*	32,020	428
Waste Management	4,940	185

Total Non-Hazardous Waste Disposal		613

Office Automation & Equipment — 0.0%
Pitney Bowes	1,810	87

Total Office Automation & Equipment		87

Office Supplies & Forms — 0.2%
Avery Dennison	6,400	398

Total Office Supplies & Forms		398

Oil & Gas Drilling — 0.2%
Atlas America*	1,800	108
Diamond Offshore Drilling	1,155	99
Patterson-UTI Energy	3,325	81
Pride International*	2,045	67
Rowan	1,145	42
Todco*	1,500	68

Total Oil & Gas Drilling		465

Oil Companies-Exploration & Production — 1.0%
Arena Resources*	900	42
ATP Oil & Gas*	1,395	61
Cabot Oil & Gas	2,000	73
Denbury Resources*	1,900	63
Forest Oil*	1,800	63
Goodrich Petroleum*	1,900	67
Mariner Energy*	1,770	40
Murphy Oil	1,600	89
Newfield Exploration*	7,100	311
Novatek GDR	2,900	149
Parallel Petroleum*	2,120	49
Petrohawk Energy*	3,000	43
Southwestern Energy*	20,330	854
Stone Energy*	3,110	92
Ultra Petroleum*	2,240	127

Total Oil Companies-Exploration & Production		2,123

Oil Companies-Integrated — 1.4%
BP ADR	2,774	187
Chevron	2,061	160
ConocoPhillips	7,612	528
Exxon Mobil	9,699	770
Hess	6,100	346
LUKOIL ADR	1,400	112
Marathon Oil	1,714	174
Occidental Petroleum	10,624	539
Petroleo Brasileiro ADR	3,300	334

Total Oil Companies-Integrated		3,150

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	3,275	104
Grant Prideco*	2,185	113
Metretek Technologies*	2,325	29
National Oilwell Varco*	2,715	230

8	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Field Machinery & Equipment — continued
T-3 Energy Services*	1,060	$27

Total Oil Field Machinery & Equipment		503

Oil Refining & Marketing — 0.2%
Tesoro	3,500	424

Total Oil Refining & Marketing		424

Oil-Field Services — 0.6%
Hanover Compressor*	2,590	56
Helix Energy Solutions*	10,000	383
Hercules Offshore*	2,000	63
Key Energy Services*	6,300	117
North American Energy Partners*	2,500	53
Oceaneering International*	1,600	76
SEACOR Holdings*	900	86
Superior Energy Services*	2,900	105
Tetra Technologies*	2,750	73
W-H Energy Services*	3,875	210

Total Oil-Field Services		1,222

Paper & Related Products — 0.3%
Abitibi-Consolidated	90,820	239
Bowater	4,010	88
Domtar*	25,100	245
MeadWestvaco	2,040	68
Neenah Paper	1,920	73
Smurfit-Stone Container*	3,640	44

Total Paper & Related Products		757

Pharmacy Services — 0.3%
Medco Health Solutions*	1,686	131
Omnicare	16,640	552

Total Pharmacy Services		683

Physical Practice Management — 0.1%
Pediatrix Medical Group*	5,300	302

Total Physical Practice Management		302

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	4,605	161

Total Physical Therapy/Rehabilitation Centers		161

Pipelines — 0.6%
El Paso	21,510	323
National Fuel Gas	8,850	416
Questar	3,950	384
Spectra Energy	6,529	170

Total Pipelines		1,293

Platinum — 0.0%
Stillwater Mining*	3,320	51

Total Platinum		51

Power Conversion/Supply Equipment — 0.1%
Delta Electronics GDR	8,925	140

Total Power Conversion/Supply Equipment		140

Description	Shares	Value (000)
Printing-Commercial — 0.2%
RR Donnelley & Sons	11,452	$460

Total Printing-Commercial		460

Private Corrections — 0.0%
The Geo Group*	600	31

Total Private Corrections		31

Property/Casualty Insurance — 0.8%
Arch Capital Group*	6,700	488
Safeco	7,800	520
Travelers	5,558	301
WR Berkley	11,850	385

Total Property/Casualty Insurance		1,694

Publishing-Books — 0.1%
Courier	2,000	80
Scholastic*	1,955	60

Total Publishing-Books		140

Publishing-Newspapers — 0.1%
Dow Jones	1,000	36
Gannett	3,312	189

Total Publishing-Newspapers		225

Publishing-Periodicals — 0.1%
Playboy Enterprises, Cl B*	10,630	104

Total Publishing-Periodicals		104

Quarrying — 0.2%
Vulcan Materials	3,300	408

Total Quarrying		408

Radio — 0.1%
Radio One, Cl D*	14,110	100

Total Radio		100

Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Cl A*	11,520	390

Total Real Estate Management/Services		390

Real Estate Operation/Development — 0.1%
Brookfield Properties	5,287	217

Total Real Estate Operation/Development		217

Reinsurance — 1.0%
Allied World Assurance Holdings	2,130	94
Aspen Insurance Holdings	9,510	252
Axis Capital Holdings	1,780	66
Berkshire Hathaway, Cl B*	85	308
Endurance Specialty Holdings	3,700	139
Everest Re Group	680	69
Montpelier Re Holdings	13,380	244
PartnerRe	6,950	501
Platinum Underwriters Holdings	4,450	152
RenaissanceRe Holdings	8,200	444

Total Reinsurance		2,269

9	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
REITs-Apartments — 0.7%
Apartment Investment & Management, Cl A	5,000	$276
Archstone-Smith Trust	6,657	347
AvalonBay Communities	2,565	314
BRE Properties	1,846	111
Equity Residential	6,740	313
GMH Communities Trust	5,489	55
UDR	5,447	164

Total REITs-Apartments		1,580

REITs-Diversified — 0.3%
Colonial Properties Trust	2,479	123
Digital Realty Trust	3,968	160
PS Business Parks	1,297	89
Vornado Realty Trust	3,840	456

Total REITs-Diversified		828

REITs-Hotels — 0.3%
Ashford Hospitality Trust	4,695	56
DiamondRock Hospitality	8,364	153
Host Hotels & Resorts	15,206	390

Total REITs-Hotels		599

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	1,405	76

Total REITs-Manufactured Homes		76

REITs-Office Property — 0.6%
Alexandria Real Estate Equities	1,677	177
American Financial Realty Trust	6,860	73
Boston Properties	5,288	622
Corporate Office Properties Trust	3,325	157
SL Green Realty	1,833	258

Total REITs-Office Property		1,287

REITs-Regional Malls — 0.8%
CBL & Associates Properties	6,700	305
General Growth Properties	5,250	335
Macerich	1,606	153
Simon Property Group	6,553	755
Taubman Centers	3,196	179

Total REITs-Regional Malls		1,727

REITs-Shopping Centers — 0.4%
Developers Diversified Realty	2,893	188
Federal Realty Investment Trust	2,047	185
Kimco Realty	5,489	264
Kite Realty Group Trust	1,785	36
Regency Centers	3,120	257

Total REITs-Shopping Centers		930

REITs-Storage — 0.2%
Public Storage	3,549	331

Total REITs-Storage		331

REITs-Warehouse/Industrial — 0.2%
AMB Property	2,875	175
Description	Shares	Value (000)
REITs-Warehouse/Industrial — continued
Prologis	5,667	$367

Total REITs-Warehouse/Industrial		542

Rental Auto/Equipment — 0.1%
Avis Budget Group*	960	27
H&E Equipment Services*	3,600	85

Total Rental Auto/Equipment		112

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch, Cl A	7,700	629
Aeropostale*	6,765	278
AnnTaylor Stores*	1,800	69
Bebe Stores	3,600	63
Childrens Place Retail Stores*	1,200	64
Footstar	14,850	130
Kenneth Cole Productions, Cl A	4,250	108
Men's Wearhouse	7,300	316
New York*	4,200	59

Total Retail-Apparel/Shoe		1,716

Retail-Automobile — 0.0%
Group 1 Automotive	1,690	69

Total Retail-Automobile		69

Retail-Building Products — 0.3%
Lowe's	18,420	563

Total Retail-Building Products		563

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	8,030	266

Total Retail-Computer Equipment		266

Retail-Discount — 0.1%
Citi Trends*	1,309	52
Costco Wholesale	357	19
Dollar General	7,997	171
Wal-mart	7	—

Total Retail-Discount		242

Retail-Drug Store — 0.6%
CVS	32,347	1,172
Rite Aid*	41,000	252

Total Retail-Drug Store		1,424

Retail-Jewelry — 0.0%
Movado Group	2,500	82

Total Retail-Jewelry		82

Retail-Major Department Store — 0.4%
JC Penney	7,185	568
Sears Holdings*	2,017	385

Total Retail-Major Department Store		953

Retail-Office Supplies — 0.0%
Office Depot*	1,060	35
OfficeMax	990	49

Total Retail-Office Supplies		84

10	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Pet Food & Supplies — 0.1%
Petsmart	5,330	$177

Total Retail-Pet Food & Supplies		177

Retail-Propane Distribution — 0.1%
Star Gas Partners*	53,990	219

Total Retail-Propane Distribution		219

Retail-Regional Department Store — 0.2%
Dillard's, Cl A	10,500	364

Total Retail-Regional Department Store		364

Retail-Restaurants — 0.5%
BJ's Restaurants*	1,275	26
Cheesecake Factory*	2,350	65
Chipotle Mexican Grill, Cl A*	670	44
Panera Bread, Cl A*	3,260	182
Starbucks*	24,410	757

Total Retail-Restaurants		1,074

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	1,285	72
Hibbet Sports*	1,960	57
Zumiez*	945	37

Total Retail-Sporting Goods		166

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	12,590	78

Total Retail-Video Rental		78

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	1,240	47

Total Retirement/Aged Care		47

Rubber-Tires — 0.1%
Goodyear Tire & Rubber*	2,945	98

Total Rubber-Tires		98

S&L/Thrifts-Central US — 0.1%
Citizens First Bancorp	1,950	41
Franklin Bank*	3,000	47
MAF Bancorp	2,800	112

Total S&L/Thrifts-Central US		200

S&L/Thrifts-Eastern US — 0.3%
Brookline Bancorp	8,900	106
Clifton Savings Bancorp	3,250	38
Dime Community Bancshares	6,200	83
Flushing Financial	5,100	79
Investors Bancorp*	6,400	92
KNBT Bancorp	4,250	64
NewAlliance Bancshares	6,050	94
Partners Trust Financial Group	1,800	20
Provident New York Bancorp	7,800	106

Total S&L/Thrifts-Eastern US		682

S&L/Thrifts-Southern US — 0.0%
Bankunited Financial, Cl A	3,150	68

Total S&L/Thrifts-Southern US		68

Description	Shares	Value (000)
S&L/Thrifts-Western US — 0.3%
PFF Bancorp	3,150	$89
Provident Financial Holdings	2,950	72
Washington Federal	14,925	354
Washington Mutual	4,710	198

Total S&L/Thrifts-Western US		713

Satellite Telecom — 0.0%
Loral Space & Communications*	760	36

Total Satellite Telecom		36

Schools — 0.2%
Capella Education*	1,785	62
ITT Educational Services*	2,360	230
Learning Tree International*	9,450	106
Strayer Education	660	82

Total Schools		480

Semiconductor Components-Integrated Circuits — 0.6%
ChipMOS TECHNOLOGIES*	6,020	42
Cirrus Logic*	7,400	61
Cypress Semiconductor*	5,200	119
Integrated Device Technology*	5,960	89
Maxim Integrated Products	24,130	765
Powertech Technology GDR	18,800	141

Total Semiconductor Components-Integrated Circuits		1,217

Semiconductor Equipment — 0.3%
Applied Materials	11,017	212
Brooks Automation*	6,200	108
Cabot Microelectronics*	2,440	78
Mattson Technology*	5,300	54
Tessera Technologies*	2,130	91
Ultratech*	5,540	77
Varian Semiconductor Equipment*	1,660	110

Total Semiconductor Equipment		730

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	4,490	41

Total Specified Purpose Acquisition		41

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	5,000	72
TMK GDR*	1,100	40
TMK GDR 144A*	2,500	91

Total Steel Pipe & Tube		203

Steel-Producers — 0.1%
Nucor	3,200	203
Olympic Steel	1,050	35

Total Steel-Producers		238

Steel-Specialty — 0.3%
Allegheny Technologies	5,085	557

Total Steel-Specialty		557

Super-Regional Banks-US — 0.7%
Bank of America	9,187	468

11	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Super-Regional Banks-US — continued
Capital One Financial	8,424	$625
PNC Financial Services Group	1,226	91
Wells Fargo	9,836	353

Total Super-Regional Banks-US		1,537

Telecommunications Equipment — 0.2%
CommScope*	1,929	90
Comtech Telecommunications*	1,400	53
Plantronics	7,635	192
Tollgrade Communications*	9,120	109

Total Telecommunications Equipment		444

Telecommunications Services — 0.7%
Amdocs*	10,740	395
Cbeyond*	2,480	86
Embarq	6,300	378
Mastec*	9,240	106
Orascom Telecom Holding GDR	1,700	117
Orbcomm*	3,450	40
RCN*	2,790	75
Time Warner Telecom, Cl A*	12,200	250

Total Telecommunications Services		1,447

Telephone-Integrated — 0.7%
AT&T	22,767	882
IDT, Cl B	5,290	58
General Communication, Cl A*	4,900	70
Verizon Communications	14,580	557

Total Telephone-Integrated		1,567

Television — 0.0%
Sinclair Broadcast Group, Cl A	2,930	48

Total Television		48

Therapeutics — 0.6%
Gilead Sciences*	13,400	1,095
Medicines*	3,810	87
Theravance*	1,850	61
Warner Chilcott, Cl A*	3,470	59

Total Therapeutics		1,302

Tobacco — 0.7%
Altria Group	8,175	564
Imperial Tobacco Group ADR	6,993	611
UST	5,721	324

Total Tobacco		1,499

Tools-Hand Held — 0.2%
Stanley Works	6,808	397

Total Tools-Hand Held		397

Transactional Software — 0.1%
Innerworkings*	4,938	60
VeriFone Holdings*	1,640	58

Total Transactional Software		118

Transport-Equipment & Leasing — 0.1%
GATX	1,750	86
Genesis Lease ADR	2,990	81
Description	Shares	Value (000)
Transport-Equipment & Leasing — continued
Greenbrier	1,150	$26

Total Transport-Equipment & Leasing		193

Transport-Rail — 0.5%
Burlington Northern Santa Fe	4,215	369
Canadian Pacific Railway	6,300	400
CSX	9,000	389

Total Transport-Rail		1,158

Transport-Services — 0.1%
FedEx	413	43
Ryder System	1,343	71
UTI Worldwide	5,270	124

Total Transport-Services		238

Transport-Truck — 0.1%
Forward Air	1,850	57
Heartland Express	4,550	78
Knight Transportation	3,000	59
Landstar Systems	1,000	48

Total Transport-Truck		242

Veterinary Diagnostics — 0.1%
VCA Antech*	3,020	119

Total Veterinary Diagnostics		119

Vitamins & Nutrition Products — 0.1%
Herbalife	3,805	153

Total Vitamins & Nutrition Products		153

Water — 0.1%
California Water Service Group	1,800	70
Consolidated Water	3,100	80

Total Water		150

Web Hosting/Design — 0.1%
Equinix*	2,410	201

Total Web Hosting/Design		201

Web Portals/ISP — 0.7%
Gigamedia*	5,398	76
Google, Cl A*	1,875	884
Trizetto Group*	3,500	68
Yahoo!*	19,000	533

Total Web Portals/ISP		1,561

Wireless Equipment — 1.0%
American Tower, Cl A*	31,325	1,190
Nokia ADR	13,758	348
Novatel Wireless*	1,475	27
Qualcomm	13,950	611
RF Micro Devices*	7,200	45

Total Wireless Equipment		2,221

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	2,761	35

Total Wound, Burn & Skin Care		35

12	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
X-Ray Equipment — 0.0%
Hologic*	1,475	$86

Total X-Ray Equipment		86

Total Common Stock (Cost $117,836)		134,547

Foreign Common Stock — 19.3%
Australia — 1.3%
BHP Billiton	15,744	384
Caltex Australia	2,545	51
Leighton Holdings	22,486	647
Oxiana	41,852	105
Perilya	1,803	6
QBE Insurance Group	18,474	468
Rio Tinto	5,667	387
Sally Malay Mining*	13,039	58
Santos	41,901	388
Seven Network	2,749	26
Tattersall's	81,335	347

Total Australia		2,867

Austria — 0.3%
Andritz	200	51
Austrian Airlines*	4,306	66
Oesterreichische Post	981	45
Voestalpine	8,148	547

Total Austria		709

Belgium — 0.7%
Belgacom	200	9
Colruyt	113	27
Fortis	27,654	1,243
KBC Groep	2,422	320

Total Belgium		1,599

Bermuda — 0.0%
Catlin Group	1,644	17

Total Bermuda		17

Brazil — 0.2%
Gafisa	11,600	163
Localiza Rent A Car	7,500	77
Porto Seguro	3,800	130

Total Brazil		370

Canada — 0.4%
Canadian Imperial Bank of Commerce	3,500	308
Husky Energy	500	38
IPSCO	200	30
Jean Coutu, Cl A	1,800	24
LionOre Mining International*	6,100	103
Methanex	3,200	76
Rothmans	1,800	35
Sherritt International	5,500	73
Teck Cominco	1,900	144

Total Canada		831

Description	Shares	Value (000)
Denmark — 0.1%
D/S Torm	250	$17
Sanistal	660	141
Topdanmark*	325	64

Total Denmark		222

Finland — 0.2%
Metso	900	49
Outokumpu	12,649	420
Rautaruukki	600	33

Total Finland		502

France — 2.1%
Air France-KLM	6,398	326
AXA	1,000	46
BNP Paribas	12,959	1,503
Bouygues	1,924	153
Cap Gemini	7,426	562
Societe Generale	7,383	1,565
Total	3,707	273
Vivendi	5,101	210

Total France		4,638

Germany — 2.0%
Allianz SE	1,721	391
Beiersdorf	1,905	137
Deutsche Lufthansa	31,327	936
E.ON	3,960	592
MAN	6,935	921
Salzgitter	4,606	757
ThyssenKrupp	13,120	701

Total Germany		4,435

Greece — 0.0%
Intracom Holdings*	990	6

Total Greece		6

Hong Kong — 0.3%
China Everbright International	375,000	101
China Resources Enterprise	48,000	162
CNOOC	112,000	96
Hongkong & Shanghai Hotels	39,500	60
Kingdee International Software Group	160,000	125
Lee & Man Paper Manufacturing	30,000	84
Solomon Systech International	43,616	6
Television Broadcasts	6,000	40
Vtech Holdings	4,326	33

Total Hong Kong		707

Indonesia — 0.3%
Astra International*	109,000	171
Bank Niaga	980,000	89
Bank Rakyat Indonesia	199,000	114
Ciputra Development*	1,096,000	116
Ramayana Lestari Sentosa	1,286,000	112

Total Indonesia		602

Italy — 1.3%
Banco di Desio e della Brianza	1,083	14
Capitalia	716	7
Enel	71,429	812

13	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Italy — continued
ENI	42,734	$1,417
Fiat*	26,027	764

Total Italy		3,014

Japan — 3.3%
ABILIT	2,300	12
Alpine Electronics	4,500	74
Brother Industries	11,000	149
Canon	18,300	1,027
Capcom	1,000	15
Central Japan Railway	57	628
Fuji Heavy Industries	13,000	64
Fujikura	14,000	90
Fujitsu Frontech*	1,600	14
Haseko*	23,500	78
Honda Motor	700	24
Hudson Soft*	1,800	29
IBJ Leasing	1,600	35
JFE Holdings	8,600	473
JFE Shoji Holdings	12,000	66
Kawasaki Kisen Kaisha	75	1
KDDI	75	589
Kobayashi Pharmaceutical	1,800	67
Kyoei Steel	1,300	36
Leopalace21	6,600	216
Mandom	4,000	102
Marudai Food	5,000	18
Mitsubishi Chemical Holdings	6,500	52
Mitsubishi UFJ Lease & Finance	1,700	73
Mitsui OSK Lines	600	8
Mori Seiki	2,000	53
Nikon	3,000	69
Nippon Mining Holdings	30,000	241
Nippon Oil	33,000	253
Nippon Steel	17,400	112
Nissan Shatai	20,000	101
NTT Data	89	437
Pacific Management	71	142
Santen Pharmaceutical	1,535	42
SBI Holdings	58	19
Seiko	3,000	18
Shinsei Bank	28,000	121
Shinwa Kaiun Kaisha	4,000	24
Sumco	17,900	778
Sumikin Bussan	3,000	12
Sumitomo Metal Mining	3,000	56
Suzuki Motor	12,800	364
Taihei Kogyo	6,000	35
Tokyo Electron	27	2
Tokyo Tekko	2,000	15
Toyota Boshoku	8,700	200
Tsumura	3,000	67
Yamaha Motor	6,100	161
Yamato Kogyo	2,300	75
Yamazen	2,000	14

Total Japan		7,351

Malaysia — 0.2%
Genting	44,000	109
SP Setia	56,000	135
WCT Engineering	52,000	102

Total Malaysia		346

Description	Shares	Value (000)
Mexico — 0.1%
GEO SA de CV, Ser B*	30,400	$167

Total Mexico		167

Netherlands — 1.8%
Aegon	18,251	377
Heineken	269	14
ING Groep	22,381	1,019
Koninklijke Ahold*	12,330	157
Nutreco Holding	117	9
Royal Dutch Shell, Cl A	48,936	1,699
Royal KPN	36,139	614
Unilever	696	21

Total Netherlands		3,910

Norway — 0.1%
Aker, Cl A	1,460	91
Cermaq	1,400	24
Tandberg	3,400	72

Total Norway		187

Philippines — 0.2%
Ayala	11,900	150
Bank of the Philippine Islands*	35,000	47
Jollibee Foods	110,000	114
Union Bank of Philippines* (C)	32,900	44
Universal Robina	306,000	103

Total Philippines		458

Russia — 0.1%
Sberbank	43	168
Unified Energy System	88,000	114

Total Russia		282

Singapore — 0.1%
Midas Holdings	85,000	111
Singapore Exchange	11,000	53
Singapore Telecommunications	64,600	140

Total Singapore		304

South Africa — 0.2%
MTN Group	9,700	142
Standard Bank Group	12,400	194
Truworths International	39,000	217

Total South Africa		553

South Korea — 0.4%
Daegu Bank	10,200	168
Hyundai Motor	2,300	146
Lotte Shopping	520	195
Osstem Implant*	2,000	95
Samsung Techwin	2,360	93
SSCP*	5,300	149

Total South Korea		846

Spain — 0.6%
Acciona	22	5
Banco Bilbao Vizcaya Argentaria	52,715	1,260

14	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Spain — continued
Fomento de Construcciones y Contratas	1,232	$115

Total Spain		1,380

Sweden — 0.2%
Electrolux, Cl B	13,100	341
JM	2,616	90
Skandinaviska Enskilda Banken	600	22

Total Sweden		453

Switzerland — 0.4%
Compagnie Financiere Richemont	277	16
Credit Suisse Group	3,360	264
Geberit*	10	18
Swiss Life Holding*	80	20
Zurich Financial Services	1,874	544

Total Switzerland		862

Thailand — 0.1%
CP Seven Eleven	524,000	111
Home Product Center	609,000	94
Kasikornbank	69,000	133

Total Thailand		338

United Kingdom — 2.3%
Antofagasta	69,910	741
Ashtead	34,661	106
AstraZeneca	9,968	542
Aviva	1,000	16
Barclays	11,605	167
BP	500	6
British Airways*	41,173	414
British American Tobacco	2,448	76
BT Group	142,041	893
CSR*	3,292	50
Dana Petroleum*	1,931	40
Drax Group	6,943	111
Halfords Group	1,900	14
Eurocastle Investment	829	44
HBOS	8,670	186
Imperial Tobacco Group	3,183	139
International Power	1,409	12
Kazakhmys	4,890	111
Kelda Group	1,400	26
Marks & Spencer Group	9,333	138
National Express	5,800	141
NETeller* (C)	10,959	21
Next	1,409	66
Petrofac	3,786	33
Photo-me International	6,000	9
Reckitt Benckiser	582	32
Resolution	31,736	408
Rio Tinto	500	30
Royal Bank of Scotland Group	9,064	347
Royal Dutch Shell, Cl B	3,447	121
SIG	1,600	41
Sportingbet*	10,641	13
Tate & Lyle	7,799	97
Description	Shares/Face Amount (000)	Value (000)
United Kingdom — continued
Vodafone Group	2,398	$8

Total United Kingdom		5,199

Total Foreign Common Stock (Cost $34,836)		43,155

Foreign Rights — 0.0%
Sweden — 0.0%
JM, expires 4/20/12* (C)	2,616	1

Total Sweden		1

Total Foreign Rights (Cost $—)		1

Foreign Preferred Stock — 0.3%
Germany — 0.3%
Porsche	378	633

Total Foreign Preferred Stock (Cost $387)		633

Investment Company — 0.3%
Index Fund-Midcap — 0.1%
iShares Russell Midcap Value Index Fund	900	142

Total Index Fund-Midcap		142

Index Fund-Small Cap — 0.2%
iShares Russell 2000 Growth Index Fund	465	38
iShares S&P Small Cap 600 Value Income Index	5,200	407

Total Index Fund-Small Cap		445

Total Investment Company (Cost $557)		587

U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds 7.500%, 11/15/16	$50	61
5.375%, 02/15/31	730	782
4.875%, 05/31/08	65	65
4.625%, 02/15/17	895	894
4.500%, 03/31/12	395	395
U.S. Treasury Notes 4.875%, 08/15/09	260	261
4.750%, 05/15/14	1,115	1,127
4.625%, 11/15/09	500	501
4.625%, 02/29/12	1,220	1,225
4.625%, 11/15/16	1,520	1,519
4.500%, 11/30/11	1,570	1,569
4.500%, 11/15/15	275	273
4.500%, 02/15/36	1,235	1,171
3.875%, 07/31/07	455	454
3.875%, 07/15/10	2,260	2,219

Total U.S. Treasury Obligations (Cost $12,535)		12,516

15	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 5.0%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	$6	$6
6.000%, 08/01/29	9	10
6.000%, 11/01/36	503	507
6.000%, 12/01/36	168	169
6.000%, 01/01/37	124	125
5.894%, 12/01/36 (A)	377	380
5.875%, 03/21/11	25	26
5.858%, 01/01/37 (A)	469	474
5.795%, 03/01/37 (A)	130	131
5.500%, 09/01/17	12	12
5.500%, 09/01/19	46	46
5.500%, 08/01/20	254	255
5.500%, 02/01/21	222	222
5.500%, 02/01/21	42	42
5.500%, 09/01/21	4	4
5.500%, 04/01/22	119	119
5.500%, 10/01/34	20	20
5.500%, 01/01/35	37	36
5.500%, 02/01/35	73	72
5.500%, 03/01/35	77	76
5.500%, 06/01/35	364	360
5.267%, 04/01/37 (A)	270	269
5.250%, 11/03/09	455	456
5.000%, 10/16/09	180	180
5.000%, 07/01/21	347	342
Federal Home Loan Mortgage Corporation MTN 5.250%, 02/24/11	225	226
Federal National Mortgage Association 6.500%, 03/01/35	139	143
6.500%, 04/01/36	340	348
6.500%, 05/01/36	225	229
6.500%, 05/01/36	391	399
6.500%, 05/01/36	92	94
6.500%, 12/01/36	53	54
6.250%, 02/01/11	275	288
6.000%, 01/01/29	91	93
6.000%, 05/01/33	63	64
6.000%, 07/01/36	305	307
6.000%, 08/01/36	54	54
6.000%, 09/01/36	91	92
6.000%, 11/01/36	625	630
6.000%, 11/01/36	205	207
6.000%, 12/01/36	198	200
5.500%, 03/01/20	30	30
5.500%, 04/01/21	133	133
5.500%, 05/01/21	79	79
5.500%, 03/01/35	94	93
5.500%, 06/01/35	182	180
5.500%, 07/01/35	610	604
5.500%, 09/01/35	150	149
5.500%, 10/01/35	13	13
5.500%, 01/01/36	316	313
5.500%, 02/01/36	176	174
5.500%, 03/01/36	256	254
5.500%, 03/01/36	152	150
5.500%, 04/01/36	176	174
5.500%, 11/01/36	500	494
5.125%, 01/02/14	100	100
Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — continued
Federal National Mortgage Association 5.000%, 03/01/20	$67	$66
Federal National Mortgage Association TBA 5.000%, 05/01/33	150	145

Total U.S. Government Agency Obligations (Cost $10,888)		10,918

Corporate Bonds — 2.8%
Abbott Laboratories 5.600%, 05/15/11	185	189
Alcoa 5.900%, 02/01/27	30	30
America Movil 6.375%, 03/01/35	20	20
American General Finance, Ser G MTN 5.375%, 09/01/09	70	70
Ameriprise Financial 5.350%, 11/15/10	60	61
Amgen 4.000%, 11/18/09	35	34
Apache 5.250%, 04/15/13	45	45
Appalachian Power 5.550%, 04/01/11	75	76
AT&T Wireless 8.750%, 03/01/31	40	52
7.875%, 03/01/11	65	71
Bank of America 5.375%, 08/15/11	210	212
Bank One 5.900%, 11/15/11	65	67
5.250%, 01/30/13	90	90
Canadian National Railway 5.800%, 06/01/16	100	102
Canadian National Resources 5.700%, 05/15/17	145	145
Caterpillar Financial Services 5.050%, 12/01/10	100	100
ChevronTexaco 3.500%, 09/17/07	150	149
Chubb 4.934%, 11/16/07	70	70
Cisco Systems 5.500%, 02/22/16	60	60
5.250%, 02/22/11	195	196
Citigroup 5.100%, 09/29/11	165	165
Columbus Southern Power, Ser C 5.500%, 03/01/13	65	65
Comcast 5.900%, 03/15/16	105	107
5.875%, 02/15/18	30	30
5.300%, 01/15/14	45	45
Conocophillips Canada 5.625%, 10/15/16	100	102
Costco Wholesale 5.500%, 03/15/17	55	56

16	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
CRH America 6.000%, 09/30/16	$25	$26
DaimlerChrysler 4.750%, 01/15/08	115	114
Deutsche Telekom 8.000%, 06/15/10	170	184
Dominion Resources, Ser A 5.600%, 11/15/16	25	25
ERP Operating 5.125%, 03/15/16	50	49
FedEx 5.500%, 08/15/09	55	55
FPL Group Capital 5.625%, 09/01/11	210	214
General Electric Capital, Ser A MTN 4.375%, 03/03/12	75	73
General Electric Capital, Ser G MTN 5.720%, 08/22/11	100	101
Hartford Financial Services Group 5.375%, 03/15/17	45	45
Hospira 6.050%, 03/30/17	30	30
HSBC Finance 6.375%, 10/15/11	145	151
John Deere Capital 5.400%, 10/17/11	55	56
John Deere Capital, Ser D MTN 4.400%, 07/15/09	110	108
Masco 6.125%, 10/03/16	25	25
Merrill Lynch 5.450%, 07/15/14	105	105
Metlife 5.375%, 12/15/12	50	51
5.000%, 06/15/15	85	83
Midamerican Energy Holdings 5.875%, 10/01/12	200	207
Morgan Stanley 4.000%, 01/15/10	85	83
Nextel Communications, Ser E 6.875%, 10/31/13	105	108
Pemex Project 8.500%, 02/15/08	140	143
PNC Funding 4.200%, 03/10/08	45	45
Prologis Trust 7.100%, 04/15/08	30	30
Prudential Financial, Ser B MTN 5.100%, 09/20/14	45	44
PSE&G Power 7.750%, 04/15/11	85	92
6.950%, 06/01/12	55	59
PSI Energy 6.050%, 06/15/16	40	41
Puget Sound Energy 6.274%, 03/15/37	30	31
SBC Communications 5.625%, 06/15/16	45	45
5.100%, 09/15/14	125	123
Schering-Plough 6.750%, 12/01/33	45	50
5.550%, 12/01/13	115	118
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Shell International 5.625%, 06/27/11	$100	$103
Simon Property Group 5.750%, 12/01/15	35	36
SLM 5.450%, 04/25/11	95	92
Southern Power, Ser B 6.250%, 07/15/12	55	57
Telecom Italia Capital 4.000%, 11/15/08	180	177
Time Warner 6.875%, 05/01/12	90	96
6.500%, 11/15/36	30	30
Time Warner Cable 144A 5.850%, 05/01/17	55	55
Union Pacific 3.875%, 02/15/09	190	186
Vodafone Group 6.150%, 02/27/37	30	30
Wachovia MTN 5.700%, 08/01/13	150	154
Wal-mart Stores 4.550%, 05/01/13	50	49
Washington Mutual Financial 6.875%, 05/15/11	40	43
Weyerhaeuser 5.950%, 11/01/08	15	15
Willis North America 6.200%, 03/28/17	30	30
Wyeth 5.500%, 02/01/14	70	71
Xcel Energy 144A 5.613%, 04/01/17	173	173

Total Corporate Bonds (Cost $6,489)		6,520

Mortgage Related — 1.4%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	393	391
Banc of America Mortgage CMO, Ser 2005-D, Cl 2A4(A) 4.777%, 05/25/35	210	208
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	155	152
Bear Stearns CMBS, Ser 2005-T20, Cl A2(A) 5.127%, 10/12/42	175	175
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	220	222
Bear Stearns CMBS, Ser 2006-T22, Cl A2(A) 5.466%, 04/12/38	215	218
Chase Mortgage Finance CMO, Ser 2004-S1, Cl A3 5.500%, 02/25/19	12	12
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2(A) 6.086%, 09/25/36	280	285

17	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Mortgage Related — continued
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1(A) 6.054%, 09/25/36	$214	$215
Citigroup CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	260	252
JP Morgan Chase CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	140	136
JP Morgan Chase CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	143	141
JP Morgan Mortgage Trust CMO, Ser 2006-A4, Cl 3A2 (A) 5.991%, 06/25/36	201	202
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	307	306
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	202	203

Total Mortgage Related (Cost $3,107)		3,118

Foreign Bonds — 0.6%
Bundesrepublik, Ser 02 (EUR) 5.000%, 07/04/12	60	85
Bundesrepublik, Ser 03 (EUR) 3.750%, 07/04/13	121	162
Bundesrepublik, Ser 04 (EUR) 3.750%, 01/04/15	63	84
Bundesrepublik, Ser 05 (EUR) 3.500%, 01/04/16	70	91
Canada (CAD) 5.750%, 06/01/33	70	78
5.250%, 06/01/13	86	82
Citigroup, Ser INTL (JPY) 2.400%, 10/31/25	5,000	42
Netherlands Government (EUR) 4.250%, 07/15/13	60	82
Nykredit (DKK) 4.000%, 01/01/08	1,500	274
United Kingdom Gilt (GBP) 4.000%, 09/07/16	170	314

Total Foreign Bonds (Cost $1,239)		1,294

Cash Equivalent — 3.6%
Evergreen Select Money Market Fund Cl I, 5.210% (B)	8,063	8,063

Total Cash Equivalent (Cost $8,063)		8,063

Warrants — 0.4%
Amorepacific 144A, expires 6/16/09*	16,400	113
Asian Paints 144A, expires 6/15/09*	8,200	162
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	16,300	128
Description	Shares	Value (000)
Warrants — continued
Nicholas Piramal India 144A, expires 10/26/09*	22,200	$139
Suzlon Energy Limited 144A, expires 6/4/07*	4,300	125
TXC 144A, expires 1/27/12*	76,000	138
Union Bank of India 144A, expires, 05/18/09*	47,000	97

Total Warrants (Cost $811)		902

Total Investments — 99.7% † (Cost $196,748)		222,254

Other Assets and Liabilities, Net — 0.3%		780

Total Net Assets — 100.0%		$223,034

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $1,806 (000), representing 0.8% of the net assets of the Fund.

(A) — Variable rate security — the rate reported on the Schedule of Investments represents the rate as of April 30, 2007.
(B) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.

(C) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $66 (000), representing 0.0% of net assets.

(D) — Security purchased on a when-issued basis.
ADR — American Depositary Receipt
B2B — Business to Business
CAD — Canadian Dollar
Cl — Class
CMO — Collateralized Mortgage Obligation
CMBS — Commercial Mortgage-Backed Security

DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
TBA — To be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund’s investments was $196,747,004 and the unrealized appreciation and depreciation were $27,600,772 and $(2,094,271), respectively.

18	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

April 30, 2007 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of April 30, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
6/13/2007	EUR	(107,715)	AUD	180,082	$2,108
6/13/2007	GBP	(90,172)	AUD	223,859	5,398
6/13/2007	USD	(90,000)	AUD	112,865	3,600
6/13/2007	EUR	(13,573)	CAD	20,744	168
6/13/2007	USD	(100,989)	CAD	116,845	4,459
6/13/2007	USD	(164,483)	DKK	924,446	5,102
6/13/2007	DKK	(1,212,096)	EUR	162,574	(130)
6/13/2007	GBP	(188,022)	EUR	278,945	5,445
6/13/2007	NOK	(411,455)	EUR	50,995	443
6/13/2007	CAD	(61,985)	EUR	40,000	(1,263)
6/13/2007	AUD	(181,062)	EUR	110,000	203
6/13/2007	CAD	(77,296)	EUR	50,000	(1,411)
6/13/2007	USD	(4,273,481)	EUR	3,196,286	95,538
6/13/2007	USD	(531,600)	GBP	270,672	9,461
6/13/2007	EUR	(191,891)	GBP	130,000	(2,433)
6/13/2007	USD	(1,040,342)	JPY	122,656,280	(7,438)
6/13/2007	EUR	(818,277)	JPY	126,319,760	(54,753)
6/13/2007	USD	(83,339)	NOK	505,866	1,816
6/13/2007	EUR	(160,000)	NOK	1,296,273	(497)
6/13/2007	EUR	(46,486)	SEK	429,576	781
6/13/2007	AUD	(151,168)	USD	119,725	(5,640)
6/13/2007	SEK	(95,038)	USD	13,633	(598)
6/13/2007	EUR	(33,506)	USD	44,307	(1,493)
				Total
					$58,866
AUD — Australian Dollar			JPY — Japanese Yen
CAD — Canadian Dollar			NOK — Norwegian Krone
DKK — Danish Krone			SEK — Swedish Krona
EUR — Euro			USD — U.S. Dollar
GBP — British Pound

19	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 91.1%
Advertising Sales — 1.5%
Focus Media Holding ADR*	20,600	$762

Total Advertising Sales		762

Airlines — 1.6%
Air China	1,224,000	827

Total Airlines		827

Apparel Manufacturers — 2.5%
Makalot Industrial*	551,000	1,287

Total Apparel Manufacturers		1,287

Appliances — 0.8%
Aupu Group Holding*	1,408,000	432

Total Appliances		432

Applications Software — 2.7%
Kingdee International Software Group	1,812,000	1,410

Total Applications Software		1,410

Athletic Footwear — 0.8%
Yue Yuen Industrial Holdings	114,000	398

Total Athletic Footwear		398

Auto-Cars/Light Trucks — 0.8%
Denway Motors	1,014,000	403

Total Auto-Cars/Light Trucks		403

Auto/Truck Parts & Equipment-Original — 3.1%
Minth Group	1,488,000	1,645

Total Auto/Truck Parts & Equipment-Original		1,645

Beverages-Wine/Spirits — 2.5%
Yantai Changyu Pioneer Wine	267,000	1,284

Total Beverages-Wine/Spirits		1,284

Brewery — 0.4%
Kingway Brewery Holdings	552,000	218

Total Brewery		218

Cellular Telecommunications — 5.2%
China Mobile	301,500	2,716

Total Cellular Telecommunications		2,716

Chemicals-Other — 2.7%
Kingboard Chemical Holdings	303,000	1,412

Total Chemicals-Other		1,412

Circuit Boards — 1.3%
Elec & Eltek International	270,000	685

Total Circuit Boards		685

Description	Shares	Value (000)
Commercial Banks Non-US — 4.6%
Bank of East Asia	230,600	$1,415
Industrial & Commercial Bank of China*	1,790,000	973

Total Commercial Banks Non-US		2,388

Disposable Medical Products — 2.6%
Shandong Weigao Group Medical Polymer	768,000	1,343

Total Disposable Medical Products		1,343

Distribution/Wholesale — 2.1%
Lee Kee Holdings	854,000	341
Li & Fung	244,000	758

Total Distribution/Wholesale		1,099

Diversified Operations — 2.4%
China Resources Enterprise	378,000	1,274

Total Diversified Operations		1,274

Electric-Generation — 2.1%
China Power International Development	983,000	511
Huaneng Power International	598,000	604

Total Electric-Generation		1,115

Electronic Components-Miscellaneous — 1.1%
Hon Hai Precision Industry GDR	43,880	584

Total Electronic Components-Miscellaneous		584

Feminine Health Care Products — 2.5%
Hengan International Group	404,000	1,282

Total Feminine Health Care Products		1,282

Footwear & Related Apparel — 2.2%
Prime Success International Group	1,766,000	1,161

Total Footwear & Related Apparel		1,161

Gold Mining — 1.2%
Zhaojin Mining Industry	326,000	628

Total Gold Mining		628

Life/Health Insurance — 4.4%
China Life Insurance*	737,000	2,274

Total Life/Health Insurance		2,274

Lighting Products & Systems — 2.0%
Neo-Neon Holdings*	616,000	1,024

Total Lighting Products & Systems		1,024

Machinery-Construction & Mining — 2.9%
China Infrastructure Machinery Holdings	794,000	1,509

Total Machinery-Construction & Mining		1,509

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Metal-Aluminum — 3.6%
Midas Holdings	1,430,000	$1,859

Total Metal-Aluminum		1,859

Metal-Iron — 1.4%
China Metal International Holdings	2,040,000	741

Total Metal-Iron		741

Miscellaneous Manufacturing — 1.3%
Peace Mark Holdings	594,000	665

Total Miscellaneous Manufacturing		665

Oil Companies-Exploration & Production — 2.0%
CNOOC	1,244,000	1,069

Total Oil Companies-Exploration & Production		1,069

Oil Companies-Integrated — 9.3%
China Petroleum & Chemical	3,674,000	3,204
PetroChina*	14,500	1,626

Total Oil Companies-Integrated		4,830

Paper & Related Products — 1.3%
Lee & Man Paper Manufacturing	238,000	669

Total Paper & Related Products		669

Public Thoroughfares — 2.0%
Jiangsu Express*	1,258,000	1,067

Total Public Thoroughfares		1,067

Real Estate Operation/Development — 5.4%
Cheung Kong Holdings	42,000	544
China Everbright International	4,426,000	1,197
Hang Lung Properties	199,000	589
Shun Tak Holdings	354,000	493

Total Real Estate Operation/Development		2,823

Retail-Hypermarkets — 0.0%
Wumart Stores* (B)	252,000	—

Total Retail-Hypermarkets		—

Retail-Major Department Store — 1.6%
Lifestyle International Holdings	246,000	837

Total Retail-Major Department Store		837

Retail-Restaurants — 0.9%
Ajisen China Holdings*	500,000	465

Total Retail-Restaurants		465

Schools — 1.6%
Raffles Education*	562,000	840

Total Schools		840

Shipbuilding — 0.5%
Yangzijiang Shipbuilding Holdings*	325,000	282

Total Shipbuilding		282

Description	Shares	Value (000)
Steel-Producers — 0.9%
Angang Steel	250,000	$478

Total Steel-Producers		478

Telecommunications Services — 1.4%
China Telecom Corp	1,506,000	714

Total Telecommunications Services		714

Water Treatment Systems — 1.9%
Xinjiang Tianye Water Saving Irrigation System	3,404,000	1,010

Total Water Treatment Systems		1,010

Total Common Stock (Cost $39,212)		47,509

Cash Equivalent — 4.4%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class 5.26% (A)	2,319,406	2,319

Total Cash Equivalent (Cost $2,319)		2,319

Total Investments — 95.5% † (Cost $41,531)		49,828

Other Assets and Liabilities, Net — 4.5%		2,324

Total Net Assets — 100.0%		$52,152

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield at April 30, 2007.

(B) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $0 (000), representing 0.0% of net assets.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund's investments was $41,531,032, and the unrealized appreciation and depreciation were $9,171,515 and $(874,703), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 33.5%
Aerospace/Defense — 1.4%
Empresa Brasileira de Aeronautica ADR	2,800	$131

Total Aerospace/Defense		131

Applications Software — 1.6%
Satyam Computer Services ADR	6,000	149

Total Applications Software		149

Brewery — 2.7%
Cia Cervecerias Unidas ADR	4,190	146
Grupo Modelo ADR, Cl C	2,000	103

Total Brewery		249

Broadcast Services/Programming — 1.5%
Grupo Televisa ADR	4,900	137

Total Broadcast Services/Programming		137

Cellular Telecommunications — 4.1%
America Movil, Ser L ADR	2,900	152
Millicom International Cellular*	1,670	136
Turkcell Iletisim Hizmet ADR	6,227	88

Total Cellular Telecommunications		376

Commercial Banks Non-US — 3.5%
Banco Bradesco ADR	9,840	209
Kazkommertsbank GDR*	5,300	111

Total Commercial Banks Non-US		320

Commercial Services — 0.8%
eTelecare Global Solutions ADR*	5,200	77

Total Commercial Services		77

Diversified Minerals — 1.4%
Cia Vale do Rio Doce ADR	3,300	134

Total Diversified Minerals		134

Electronic Components-Miscellaneous — 2.6%
AU Optronics ADR*	5,400	86
Hon Hai Precision Industry GDR	11,360	151

Total Electronic Components-Miscellaneous		237

Electronic Components-Semiconductors — 1.2%
Samsung Electronics GDR 144A	380	116

Total Electronic Components-Semiconductors		116

Food-Dairy Products — 1.2%
Wimm-Bill-Dann Foods ADR	1,415	114

Total Food-Dairy Products		114

Gold Mining — 1.0%
Randgold Resources ADR	3,900	93

Total Gold Mining		93

Description	Shares	Value (000)
Medical-Drugs — 1.1%
Dr Reddy's Lab ADR	5,800	$99

Total Medical-Drugs		99

Medical-Generic Drugs — 1.1%
Teva Pharmaceutical Industries ADR	2,600	100

Total Medical-Generic Drugs		100

Oil Companies-Exploration & Production — 0.2%
NovaTek GDR	400	20

Total Oil Companies-Exploration & Production		20

Oil Companies-Integrated — 4.4%
LUKOIL ADR	1,200	96
Petroleo Brasileiro ADR	3,100	314

Total Oil Companies-Integrated		410

Power Conversion/Supply Equipment — 1.4%
Delta Electronics GDR	8,020	126

Total Power Conversion/Supply Equipment		126

Steel Pipe & Tube — 1.3%
TMK GDR 144A*	3,300	120

Total Steel Pipe & Tube		120

Telecommunications Services — 1.0%
Orascom Telecom Holding GDR	1,400	98

Total Telecommunications Services		98

Total Common Stock (Cost $2,498)		3,106

Foreign Common Stock — 55.2%
Brazil — 4.5%
Gafisa	9,600	135
Localiza Rent A Car	6,900	71
Porto Seguro	3,500	120
Submarino	2,600	94

Total Brazil		420

Hong Kong — 5.7%
China Everbright International	318,000	86
China Resources Enterprise	40,000	135
CNOOC	102,000	87
Kingdee International Software Group	182,000	142
Lee & Man Paper Manufacturing	26,000	73

Total Hong Kong		523

Indonesia — 5.9%
Astra International	103,000	162
Bank Niaga	670,000	61
Bank Rakyat Indonesia	204,000	116
Ciputra Development*	1,061,000	112
Ramayana Lestari Sentosa	1,041,000	91

Total Indonesia		542

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Malaysia — 3.2%
Genting	36,800	$91
SP Setia	48,000	115
WCT Engineering	48,000	95

Total Malaysia		301

Mexico — 1.4%
GEO SA de CV, Ser B*	23,000	126

Total Mexico		126

Philippines — 4.6%
Ayala	12,200	153
Bank of the Philippine Islands*	32,000	43
Jollibee Foods	92,000	96
Union Bank of Philippines* (B)	29,900	40
Universal Robina	292,000	98

Total Philippines		430

Russia — 4.1%
NovaTek GDR	2,200	113
Sberbank	40	157
Unified Energy System	82,000	106

Total Russia		376

Singapore — 1.1%
Midas Holdings	78,000	102

Total Singapore		102

South Africa — 5.6%
Impala Platinum Holdings	1,600	52
MTN Group	8,800	129
Standard Bank Group	9,800	153
Truworths International	33,200	185

Total South Africa		519

South Korea — 9.4%
Daegu Bank	7,000	115
Hyundai Motor	2,000	127
Lotte Shopping	440	165
Osstem Implant*	1,900	90
Samsung Electronics	250	153
Samsung Techwin	2,400	95
SSCP*	4,400	124

Total South Korea		869

Taiwan — 3.5%
Alpha Networks*	1	—
Johnson Health Tech*	14,000	96
Powertech Technology	32,000	119
TXC*	60,799	110

Total Taiwan		325

Thailand — 3.6%
CP Seven Eleven	510,000	108
Home Product Center	609,000	94
Kasikornbank	69,000	133

Total Thailand		335

Turkey — 2.6%
Asya Katilim Bankasi*	27,000	157
Description	Shares	Value (000)
Turkey — continued
Coca-Cola Icecek*	11,800	$86

Total Turkey		243

Total Foreign Common Stock (Cost $4,646)		5,111

Cash Equivalent — 1.8%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 5.26% (A)	167,515	168

Total Cash Equivalent (Cost $168)		168

Warrants — 6.6%
Asian Paints 144A, expires 6/15/09*	7,400	147
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	12,600	98
Nicholas Piramal India 144A, expires 10/26/09*	26,000	163
Suzlon Energy Limited 144A, expires 6/4/07*	3,800	110
Union Bank of India 144A, expires 5/18/09*	44,000	91

Total Warrants (Cost $536)		609

Total Investments — 97.1% † (Cost $7,848)		8,994

Other Assets and Liabilities, Net — 2.9%		272

Total Net Assets — 100.0%		$9,266

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $845 (000), representing 9.1% of the net assets of the Fund.

(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield at April 30, 2007.

(B) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $40 (000), representing 0.4% of net assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Ser — Series
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At April 30, 2007, the tax basis cost of the Fund's investments was $7,848,434, and the unrealized appreciation and depreciation were $1,283,857 and $(138,527), respectively.

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund

April 30, 2007 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.3%
Aerospace/Defense-Equipment — 2.9%
BE Aerospace*	78,651	$2,883

Total Aerospace/Defense-Equipment		2,883

Applications Software — 1.7%
American Reprographics*	31,725	1,053
Nuance Communications*	42,770	659

Total Applications Software		1,712

Auction House/Art Dealer — 0.8%
Sotheby's	15,820	817

Total Auction House/Art Dealer		817

Audio/Video Products — 0.5%
DTS*	23,795	533

Total Audio/Video Products		533

Auto-Medium & Heavy Duty Trucks — 1.3%
Force Protection*	59,292	1,287

Total Auto-Medium & Heavy Duty Trucks		1,287

Auto/Truck Parts & Equipment-Original — 1.2%
Amerigon*	94,891	1,220

Total Auto/Truck Parts & Equipment-Original		1,220

Batteries/Battery Systems — 0.6%
Energy Conversion Devices*	17,800	630

Total Batteries/Battery Systems		630

Commercial Banks-Eastern US — 1.4%
Signature Bank*	43,835	1,379

Total Commercial Banks-Eastern US		1,379

Commercial Banks-Western US — 0.6%
Community Bancorp*	18,751	576

Total Commercial Banks-Western US		576

Commercial Services — 2.0%
ExlService Holdings*	32,072	667
PeopleSupport*	8,591	108
TeleTech Holdings*	30,791	1,162

Total Commercial Services		1,937

Computer Services — 0.8%
Syntel	23,090	810

Total Computer Services		810

Computer Software — 1.2%
Double-Take Software*	68,990	1,157

Total Computer Software		1,157

Computers-Integrated Systems — 1.3%
Riverbed Technology*	39,030	1,245

Total Computers-Integrated Systems		1,245

Description	Shares	Value (000)
Consulting Services — 2.2%
Advisory Board*	29,292	$1,391
Huron Consulting Group*	12,637	765

Total Consulting Services		2,156

Data Processing/Management — 0.8%
Commvault Systems*	49,645	842

Total Data Processing/Management		842

Diagnostic Kits — 1.4%
Quidel*	102,362	1,431

Total Diagnostic Kits		1,431

E-Commerce/Products — 0.9%
Blue Nile*	18,060	850

Total E-Commerce/Products		850

E-Services/Consulting — 0.6%
Perficient*	28,307	600

Total E-Services/Consulting		600

Educational Software — 2.1%
Blackboard*	61,275	2,102

Total Educational Software		2,102

Electronic Components-Semiconductors — 0.8%
Netlogic Microsystems*	25,200	775

Total Electronic Components-Semiconductors		775

Electronic Design Automation — 1.2%
Comtech Group*	64,865	1,144

Total Electronic Design Automation		1,144

Electronic Measuring Instruments — 1.6%
Itron*	23,405	1,576

Total Electronic Measuring Instruments		1,576

Enterprise Software/Services — 2.4%
Concur Technologies*	66,166	1,176
Ultimate Software Group*	42,945	1,185

Total Enterprise Software/Services		2,361

Entertainment Software — 1.5%
THQ*	43,245	1,443

Total Entertainment Software		1,443

Finance-Commercial — 0.4%
NewStar Financial*	25,275	407

Total Finance-Commercial		407

Finance-Other Services — 0.9%
GFI Group*	13,405	928

Total Finance-Other Services		928

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Food-Miscellaneous/Diversified — 0.9%
Sunopta*	70,640	$914

Total Food-Miscellaneous/Diversified		914

Gambling (Non-Hotel) — 1.8%
Pinnacle Entertainment*	64,890	1,822

Total Gambling (Non-Hotel)		1,822

Human Resources — 1.5%
Kenexa*	46,604	1,443

Total Human Resources		1,443

Import/Export — 0.3%
Castle Brands*	55,593	344

Total Import/Export		344

Industrial Audio & Video Products — 0.6%
SRS Labs*	45,645	603

Total Industrial Audio & Video Products		603

Internet Application Software — 2.8%
DealerTrack Holdings*	61,881	2,042
Vocus*	32,398	729

Total Internet Application Software		2,771

Internet Connective Services — 1.5%
Cogent Communications Group*	59,430	1,513

Total Internet Connective Services		1,513

Internet Financial Services — 2.3%
Lightbridge*	58,165	1,026
Online Resources*	108,690	1,200

Total Internet Financial Services		2,226

Internet Infrastructure Software — 0.8%
Opsware*	96,442	774

Total Internet Infrastructure Software		774

Investment Management/Advisory Services — 2.6%
Affiliated Managers Group*	22,005	2,588

Total Investment Management/Advisory Services		2,588

Medical Imaging Systems — 0.6%
Vital Images*	18,645	575

Total Medical Imaging Systems		575

Medical Information Systems — 1.3%
Allscripts Healthcare Solutions*	49,135	1,300

Total Medical Information Systems		1,300

Medical Instruments — 2.5%
Abaxis*	16,682	381
Conceptus*	84,435	1,746
Micrus Endovascular*	15,321	341

Total Medical Instruments		2,468

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 2.5%
Keryx Biopharmaceuticals*	88,535	$903
Lifecell*	53,550	1,574

Total Medical-Biomedical/Genetic		2,477

Medical-Drugs — 2.6%
Indevus Pharmaceuticals*	72,905	525
Medicis Pharmaceutical, Cl A	22,600	687
Santarus*	172,490	1,318

Total Medical-Drugs		2,530

Medical-Outpatient/Home Medical — 1.8%
Radiation Therapy Services*	60,740	1,786

Total Medical-Outpatient/Home Medical		1,786

Metal Processors & Fabricators — 1.2%
Ladish*	28,882	1,174

Total Metal Processors & Fabricators		1,174

Networking Products — 1.8%
Atheros Communications*	25,950	695
Switch and Data Facilities*	60,420	1,108

Total Networking Products		1,803

Oil Companies-Exploration & Production — 3.0%
Arena Resources*	17,945	842
ATP Oil & Gas*	26,865	1,168
Parallel Petroleum*	42,265	977

Total Oil Companies-Exploration & Production		2,987

Oil Field Machinery & Equipment — 3.1%
Dresser-Rand Group*	63,675	2,032
Metretek Technologies*	45,375	561
T-3 Energy Services*	20,090	512

Total Oil Field Machinery & Equipment		3,105

Oil-Field Services — 0.9%
W-H Energy Services*	16,520	894

Total Oil-Field Services		894

Physical Therapy/Rehabilitation Centers — 1.8%
Psychiatric Solutions*	50,776	1,781

Total Physical Therapy/Rehabilitation Centers		1,781

Retail-Discount — 1.0%
Citi Trends*	24,809	983

Total Retail-Discount		983

Retail-Restaurants — 1.4%
BJ's Restaurants*	24,675	508
Chipotle Mexican Grill, Cl A*	12,850	838

Total Retail-Restaurants		1,346

Retail-Sporting Goods — 1.8%
Hibbet Sports*	37,730	1,100

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Sporting Goods — continued
Zumiez*	17,890	$706

Total Retail-Sporting Goods		1,806

Schools — 4.5%
Capella Education*	34,565	1,208
ITT Educational Services*	17,110	1,663
Strayer Education	12,785	1,590

Total Schools		4,461

Semiconductor Equipment — 4.0%
Tessera Technologies*	41,115	1,759
Varian Semiconductor Equipment*	32,445	2,153

Total Semiconductor Equipment		3,912

Telecommunications Equipment — 1.8%
CommScope*	37,372	1,743

Total Telecommunications Equipment		1,743

Telecommunications Services — 3.8%
Cbeyond*	46,655	1,623
Orbcomm*	66,850	773
Time Warner Telecom, Cl A*	68,675	1,408

Total Telecommunications Services		3,804

Therapeutics — 1.2%
Theravance*	36,130	1,197

Total Therapeutics		1,197

Transactional Software — 2.4%
Innerworkings*	98,743	1,211
VeriFone Holdings*	32,690	1,154

Total Transactional Software		2,365

Web Hosting/Design — 1.2%
Equinix*	13,730	1,146

Total Web Hosting/Design		1,146

Wireless Equipment — 0.5%
Novatel Wireless*	27,870	507

Total Wireless Equipment		507

Wound, Burn & Skin Care — 0.7%
Obagi Medical Products*	53,480	671

Total Wound, Burn & Skin Care		671

X-Ray Equipment — 1.7%
Hologic*	29,485	1,698

Total X-Ray Equipment		1,698

Total Common Stock (Cost $82,903)		96,318

Description	Shares	Value (000)
Cash Equivalent — 1.3%
Evergreen Select Money Market Fund Cl I, 5.21% (A)	1,259,289	$1,259

Total Cash Equivalent (Cost $1,259)		1,259

Total Investments — 98.6% † (Cost $84,162)		97,577

Other Assets and Liabilities, Net — 1.4%		1,343

Total Net Assets — 100.0%		$98,920

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.
Cl — Class
Cost figures are shown with "000's" omitted.
At April 30, 2007, the tax basis cost of the Fund's investments was $84,422,577, and the unrealized appreciation and depreciation were $14,636,133 and $(1,481,746), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 1.9%
Building & Construction Products-Miscellaneous — 0.3%
Gafisa ADR*	1,200	$34

Total Building & Construction Products-Miscellaneous		34

Cellular Telecommunications — 0.4%
Millicom International Cellular*	600	49

Total Cellular Telecommunications		49

Electric-Integrated — 0.2%
Unified Energy Systems GDR	200	26

Total Electric-Integrated		26

Oil Companies-Integrated — 1.0%
BG Group ADR	700	50
Petroleo Brasileiro ADR	500	51

Total Oil Companies-Integrated		101

Total Common Stock (Cost $211)		210

Foreign Common Stock — 91.6%
Australia — 3.4%
BHP Billiton	5,779	141
Caltex Australia	906	18
Leighton Holdings	590	17
QBE Insurance Group	5,172	131
Sally Malay Mining*	4,907	22
Santos	1,111	10
Woolworths	1,310	31

Total Australia		370

Austria — 2.5%
Voestalpine	2,552	172
Wiener Staedtische Versicherung	1,400	105

Total Austria		277

Belgium — 1.8%
Dexia	552	18
Fortis	3,601	162
InBev	214	17

Total Belgium		197

Canada — 1.3%
Bank of Montreal	900	56
Canadian Imperial Bank of Commerce	700	62
Jean Coutu Group, Cl A	500	7
TELUS	400	21

Total Canada		146

Denmark — 1.3%
NovoNordisk, Cl B	1,400	137
Sydbank	200	11

Total Denmark		148

Description	Shares	Value (000)
Finland — 0.1%
Metso	100	$6
Nokia	200	5

Total Finland		11

France — 7.8%
Accor	1,400	132
Air France-KLM	1,096	56
Alstom*	200	30
AXA	3,066	141
BNP Paribas	1,657	192
France Telecom	265	8
Sanofi-Aventis	600	55
Societe Generale	752	159
Total	1,267	93

Total France		866

Germany — 11.2%
Bayerische Motoren Werke	1,173	72
Beiersdorf	725	52
Commerzbank	2,286	114
Deutsche Lufthansa	4,619	138
E.ON	71	11
Hypo Real Estate Holding	1,800	120
Koenig & Bauer	634	23
Linde	1,200	134
MAN	1,435	190
Patrizia Immobilien	2,100	44
Salzgitter	62	10
SAP	2,100	101
Siemens	1,250	151
ThyssenKrupp	1,526	82

Total Germany		1,242

Greece — 1.4%
National Bank of Greece	2,800	157

Total Greece		157

Hong Kong — 2.8%
ASM Pacific Technology	7,000	44
Hang Lung Properties	31,000	92
Mandarin Oriental International	28,000	62
Shun Tak Holdings	70,000	97
Vtech Holdings	2,401	18

Total Hong Kong		313

Indonesia — 0.5%
Bank Rakyat Indonesia	102,000	58

Total Indonesia		58

Ireland — 1.3%
CRH	3,300	145

Total Ireland		145

Italy — 3.3%
Banca Popolare dell'Emilia Romagna	169	5
ENI	4,709	156
Fondiaria-Sai	983	52
UniCredito Italiano	14,800	152

Total Italy		365

1	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
Japan — 18.0%
Ajis	200	$5
Aucnet	500	7
BMB	10,700	43
Brother Industries	6,000	82
Canon	50	3
Central Japan Railway	8	88
East Japan Railway	18	146
FUJIFILM Holdings	600	25
Fujitsu General*	3,000	7
Haruyama Trading	2,000	20
Haseko*	2,000	7
Honda Motor	400	14
Hudson Soft*	300	5
Isuzu Motors	20,000	105
Japan Tobacco	8	39
JFE Holdings	1,400	77
Juki	1,000	6
KDDI	2	16
Kobayashi Pharmaceutical	500	19
Mitsubishi UFJ Financial Group	12	125
Mori Seiki	300	8
Nintendo	500	156
Nippon Electric Glass	7,500	128
Nippon Steel	12,000	77
Nisca	400	5
Nomura Holdings	7,800	149
NTT Data	13	64
Omikenshi*	11,000	13
San-A	200	6
Sato Restaurant Systems	3,000	18
Segami Medics*	1,900	39
Seiko	2,000	12
Sumco	3,600	156
Sumitomo Metal Mining	3,000	56
Takara Leben	3,700	50
Toyota Motor	400	24
Yamada Denki	1,400	129
Yamato Kogyo	800	26
Yaoko	1,500	37

Total Japan		1,992

Netherlands — 4.9%
ABN AMRO Holding	1,000	49
Gamma Holding	88	8
Heineken	190	10
ING Groep	4,972	227
Royal Dutch Shell, Cl A	7,211	250
TNT	52	2

Total Netherlands		546

New Zealand — 0.7%
Air New Zealand	38,915	81

Total New Zealand		81

Norway — 2.0%
Cermaq	100	2
Statoil	5,500	154
Tandberg	3,200	67

Total Norway		223

Description	Shares	Value (000)
Philippines — 0.6%
Ayala	5,400	$68

Total Philippines		68

Singapore — 1.1%
Neptune Orient Lines	15,000	35
Singapore Airlines	4,349	52
Singapore Telecommunications	10,450	23
United Test and Assembly Center*	14,000	8

Total Singapore		118

South Africa — 0.4%
Truworths International	8,000	45

Total South Africa		45

South Korea — 1.1%
Lotte Shopping	190	71
SSCP*	1,700	48

Total South Korea		119

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria	3,193	76
Banco Santander Central Hispano	1,156	21
Telefonica	890	20

Total Spain		117

Sweden — 4.3%
Electrolux, Cl B	4,600	120
JM	800	27
Ericsson, Cl B	42,000	161
Volvo, Cl B	8,500	167

Total Sweden		475

Switzerland — 5.5%
Bell Holding	24	36
Julius Baer Holding	1,000	70
Nestle	303	120
Nobel Biocare Holding	190	68
Roche Holding	350	66
SGS	105	133
Swatch Group	5	2
Zurich Financial Services	376	109

Total Switzerland		604

Thailand — 0.5%
Home Product Center	335,000	52

Total Thailand		52

United Kingdom — 12.7%
3i Group	4,853	111
AstraZeneca	2,320	126
British Airways*	3,959	40
BT Group	12,419	78
Cadbury Schweppes	2,000	26
Capita Group	541	8
Colliers CRE	4,912	20
HBOS	7,526	161

2	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

April 30, 2007 (Unaudited)

Description	Shares	Value (000)
United Kingdom — continued
Imperial Tobacco Group	193	$8
Marks & Spencer Group	443	7
Michael Page International	7,200	82
National Grid	6,785	107
Persimmon	904	24
Petrofac	3,007	26
Royal Bank of Scotland Group	4,781	183
Sage Group	24,200	127
Standard Chartered	4,000	124
Tenon Group	18,228	22
Tesco	13,000	119

Total United Kingdom		1,399

Total Foreign Common Stock (Cost $8,651)		10,134

Foreign Rights — 0.0%
Sweden — 0.0%
JM, expires 4/20/12* (B)	800	—

Total Sweden		—

Total Foreign Rights (Cost $—)		—

Foreign Preferred Stock — 1.7%
Germany — 1.7%
Fresenius	1,650	138
Porsche	27	46

Total Germany		184

Total Foreign Preferred Stock (Cost $118)		184

Cash Equivalent — 3.8%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 5.26% (A)	420,316	420

Total Cash Equivalent (Cost $420)		420

Total Investments — 99.0% † (Cost $9,400)		10,948

Other Assets and Liabilities, Net — 1.0%		114

Total Net Assets — 100.0%		$11,062

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of April 30, 2007.

(B) — Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On April 30, 2007, the total value of these securities was $0 (000), representing 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Amounts designated as “—“ are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.
† At April 30, 2007, the tax basis cost of the Fund's investments was $9,400,429, and the unrealized appreciation and depreciation were $1,632,563 and $(84,610), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds / Quarterly Report / April 30, 2007

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended April 30, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: June 22, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: June 22, 2007